UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7023

Name of Registrant: Vanguard Balanced Index Fund

Address of Registrant: P.O. Box 2600
                       Valley Forge, PA 19482

Name and address of agent for service:      R. Gregory Barton, Esquire
                                            P.O. Box 876
                                            Valley Forge, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003 - June 30, 2003

Item 1: Reports to Shareholders

                           VANGUARD(R) BALANCED INDEX FUND

SEMIANNUAL REPORT
                [GRAPHICS]
                 JUNE 30, 2003

                                                          THE VANGUARD GROUP (R)

ETERNAL PRINCIPLES

     Markets change, but the principles of successful investing do not. During the past few years, radical upheaval in the stock market has displayed the power of this simple truth to dramatic effect.

     In the late 1990s, stocks experienced one of the greatest bull markets in financial history. Then, in March 2000, the longest downturn since the Great Depression began.

     In both bull and bear markets, however, the principles of successful investing are identical: balance, diversification, and attention to costs. Balance among stock, bond, and money market funds allows you to pursue long-term growth while moderating your risk. Diversification limits your exposure to the disasters that can befall any one security or sector. Attention to costs means you keep a larger share of any rewards produced by your investments.

     These principles are timeless. In fact, they're the basis of our very first mutual fund--Vanguard(R) Wellington(TM) Fund, a balanced portfolio established in 1929. Over time, balance, diversification, and attention to costs have proven to be the master keys to investment success.

================================================================================
SUMMARY
--------------------------------------------------------------------------------
* Vanguard Balanced Index Fund's Investor Shares rose 9.3% during the six months ended June 30, 2003.

* The fund's performance was slightly better than that of its average competitor (8.7%), and in line with the return of its target composite index (9.3%).

* The broad stock market experienced a strong resurgence during the six-month period, and the bond market continued to post solid returns.
================================================================================

================================================================================
CONTENTS
--------------------------------------------------------------------------------
   1  Letter from the Chairman
   5  Fund Profile
   7  Glossary of Investment Terms
   9  Performance Summary
  10  Financial Statements
  68  Advantages of Vanguard.com
================================================================================

================================================================================
LETTER FROM THE CHAIRMAN

Fellow Shareholder,

The Investor Shares of Vanguard Balanced Index Fund recorded a total return of 9.3% during the six months ended June 30, 2003. The U.S. stock market surged following the onset of the war with Iraq, and the bond market showed continued strength. The fund's return outpaced that of its average balanced peer fund and was on par with that of the composite benchmark (a 60%/40% mix of the Wilshire 5000 Total Market Index and the Lehman Brothers Aggregate Bond Index).

     The adjacent table presents the half-year total returns (capital change plus reinvested distributions) for each of the fund's share classes, its average mutual fund competitor, and our unmanaged composite benchmark. As of June 30, the annualized yield of the fund's Investor Shares was 2.6%, down from 2.8% at the beginning of the year.

     Details on changes in net asset value and per-share distributions for each share class can be found in the table on page 4.

================================================================================
-----------------------------------------------------------------
TOTAL RETURNS                                    SIX MONTHS ENDED
                                                    JUNE 30, 2003
-----------------------------------------------------------------
VANGUARD BALANCED INDEX FUND
  Investor Shares                                            9.3%
  Admiral Shares                                             9.4
  Institutional Shares                                       9.4
Average Balanced Fund*                                       8.7
Balanced Composite Index**                                   9.3
-----------------------------------------------------------------
*Derived from data provided by Lipper Inc.
**Made up of unmanaged benchmarks weighted 60% in stocks and 40% in bonds. For stocks: the Wilshire 5000 Index; for bonds: the Lehman Aggregate Bond Index. (Returns for both component indexes appear in the table on page 2.)
================================================================================

STOCKS RALLIED DESPITE WAR
The war with Iraq, a lackluster economy, and rising unemployment did little to impede the stock market during the half-year. Indeed, the start of the war in mid-March marked the beginning of a sharp rally in stocks that outlasted the conflict. For the first half of 2003, the overall U.S. stock market, as measured by the Wilshire 5000 Index, returned a stellar 12.9%.

     The gain was virtually universal, with all market segments and industrial sectors posting positive returns. Small-capitalization stocks outperformed large-caps. And according to most (but not all) style-based indexes, growth stocks--whose prices reflect expectations for above-average earnings growth--outpaced value stocks (those that generally

================================================================================
ADMIRAL(TM) SHARES
A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

INSTITUTIONAL SHARES
This class of shares also carries low expenses and is available for a minimum investment of $10 million.
================================================================================
trade at below-average valuations relative to earnings, book values, or other measures). Technology and consumer discretionary stocks (such as retailers and restaurants) were among the biggest winners, with each sector returning more than 17%.

     Almost without exception, markets overseas also contributed to the bounty. The Morgan Stanley Capital International (MSCI) All Country World Index Free ex USA returned 11.1% in U.S. dollars, with emerging markets posting the highest returns.

================================================================================
MARKET BAROMETER                                                   TOTAL RETURNS
                                                     PERIODS ENDED JUNE 30, 2003
                                                     ---------------------------
                                                        SIX       ONE       FIVE
                                                     MONTHS      YEAR     YEARS*
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)                        12.3%    1.0%  -1.2%
Russell 2000 Index (Small-caps)                         17.9    -1.6    1.0
Wilshire 5000 Index (Entire market)                     12.9     1.3   -1.3
MSCI All Country World Index Free
 ex USA (International)                 11.1    -4.2   -2.8
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                             3.9%   10.4%   7.5%
 (Broad taxable market)
Lehman Municipal Bond Index                              3.8     8.7    6.3
Citigroup 3-Month Treasury Bill Index                            0.6    1.4  3.9
--------------------------------------------------------------------------------
CPI
Consumer Price Index 1.5% 2.1% 2.4%
--------------------------------------------------------------------------------
*Annualized.
================================================================================

BONDS ALSO RALLIED; INTEREST RATES FELL TO 45-YEAR LOWS
In the fixed income arena, risk was rewarded during the six months. Corporate bonds outperformed U.S. Treasury securities. And within the corporate market, the lower the credit rating of the bond issuer, the higher the return. The Lehman High Yield Bond Index surged 18.5%--well above the respectable six-month return of 3.9% for the taxable investment-grade market, as measured by the Lehman Aggregate Bond Index. Mortgage-backed securities registered returns several percentage points lower than those of similar-maturity corporate issues.

     Across maturities, interest rates continued their downward course. During the half-year, the yield of the 10-year U.S. Treasury note fell 30 basis points (0.30 percentage point) to 3.51%, as bond prices rose. Short-term interest rates reached their lowest levels in 45 years. In late June, citing concerns about sustainable economic growth and potential deflation, the Federal Reserve Board lowered its target for the federal funds rate (the interest rate charged for overnight loans between banks) by 25 basis points to 1.00%. It was the 13th rate cut in 21/2 years. The yield of the 3-month Treasury bill--a fair proxy for money market yields, tracking Fed moves with a lag--fell 34 basis points to 0.85%, well below the inflation rate.

A WIN-WIN FOR THE FUND'S STOCK AND BOND PORTFOLIOS
It was a very good half-year for both constituents of the Balanced Index Fund. The fund's bond portfolio earned solid returns, and--in a sharp turnaround from the disappointing 2002 results we reported to you six months ago--the fund's stock holdings recorded impressive results in the first half of 2003.

     As expected, the return of the fund's stock portfolio (roughly 60% of assets) mirrored that of the Wilshire 5000. Technology stocks, which had delivered some of the worst returns during the past few years, rebounded strongly, contributing 2.4 percentage points to the portfolio's 12.8% return. Consumer discretionary stocks also saw markedly better results, as did financial services and health care stocks.

     Aided by interest rates that continued to inch lower, which boosted prices, the fund's bond investments (about 40% of assets) returned almost 4% during the period. This result was consistent with the return of the Lehman Aggregate Bond Index, the portfolio's performance benchmark. Although we experienced some disappointment with our bond indexing strategy during a volatile time for the market in 2002, our tracking of the index has returned to a level that is consistent with our excellent long-term record.

     A key characteristic that helps the Balanced Index Fund in its quest to provide competitive returns is its low costs, since a fund's operating expenses reduce the total return that ends up in shareholders' hands. During the period, our fund's Investor Shares carried an annualized expense ratio (operating costs as a percentage of average net assets) of 0.22%, or $2.20 per $1,000 invested. This is about one-sixth the 1.31%, or $13.10 per $1,000 invested, charged by the average balanced fund, according to Lipper Inc. Our Admiral Shares and Institutional Shares have even lower expense ratios, reflecting the economies of scale generated by sizable accounts and those with long tenure.

RESIST TEMPTATIONS TO ALTER YOUR LONG-TERM PLAN
Some investors may find themselves asking two questions at this point: Since the stock market seems to have emerged from its long downturn, are even better things yet to come? Should I invest more aggressively and put more of my assets into the stock market?

     The second-quarter rally in stocks was certainly encouraging, but no one--not even the most skilled market watcher--knows what the future holds for any asset class. This uncertainty highlights the importance of resisting "market noise" by setting a sensible plan for your investments and sticking with it through bad times and good. Vanguard has always advocated a balanced, long-term investment approach that includes stock, bond, and money market funds in proportions appropriate to your unique goals, financial circumstances, and risk tolerance.

     Diversification among asset classes is the best way to manage investment risk. The Balanced Index Fund,

================================================================================
THE FUND HAD A VERY GOOD SIX MONTHS, AS BOTH ITS STOCK AND BOND COMPONENTS POSTED SOLID RETURNS.
================================================================================
with its fixed asset mix and broad-based exposure to the stock and bond markets, is a good way to achieve such diversification. This low-cost fund can be your entire market investment, or it can serve as a core holding, supplemented by funds that focus on particular segments of the markets.

     Thank you for your continued confidence in Vanguard.

Sincerely,

/s:/ John J. Brennan

John J. Brennan
Chairman and Chief Executive Officer

July 16, 2003




================================================================================
YOUR FUND'S PERFORMANCE AT A GLANCE              December 31, 2002-June 30, 2003

                                                         DISTRIBUTIONS PER SHARE
                                                        ------------------------
                             STARTING         ENDING      INCOME         CAPITAL
                          SHARE PRICE    SHARE PRICE   DIVIDENDS           GAINS
--------------------------------------------------------------------------------
Balanced Index Fund
  Investor Shares              $15.65         $16.89      $0.210          $0.000
  Admiral Shares                15.65          16.89       0.215           0.000
  Institutional Shares          15.65          16.87       0.219           0.000
================================================================================

================================================================================
IAN MACKINNON RETIRES

Vanguard Managing Director Ian A. MacKinnon, who served this company and its shareholders for more than two decades as head of our Fixed Income Group, retired on June 30. It's impossible to adequately summarize Ian's many accomplishments, but I must express my deep gratitude to him for establishing our fixed income practices and philosophy, and for serving our shareholders with great skill, integrity, and commitment since he formed our Fixed Income Group in 1981. He leaves behind an outstanding performance record in our money market and bond funds, a tradition of excellence, and a terrific team of investment professionals. We wish him the very best.

Robert F. Auwaerter, who also has more than 20 years' experience managing Vanguard's fixed income funds, will oversee all of the group's portfolio management activities.

George U. Sauter, managing director of our Quantitative Equity Group, has assumed overall responsibility for the Fixed Income Group in the newly created position of chief investment officer.
                                                            --John J. Brennan
================================================================================

================================================================================
FUND PROFILE                                                 As of June 30, 2003

This Profile provides a snapshot of the fund's characteristics, compared where appropriate with unmanaged market indexes. Key terms are defined on pages 7-8.

BALANCED INDEX FUND
================================================================================
---------------------------------------------
TOTAL FUND CHARACTERISTICS

Yield
  Investor Shares                   2.6%
  Admiral Shares                    2.6%
  Institutional Shares              2.7%
Turnover Rate                        25%*
Expense Ratio
  Investor Shares                  0.22%*
  Admiral Shares                   0.15%*
  Institutional Shares             0.10%*
Cash Investments                    0.6%
---------------------------------------------

---------------------------------------------
TEN LARGEST STOCKS (% of equities)

General Electric Co.                     2.5%
 (conglomerate)
Microsoft Corp.                          2.4
 (software)
Pfizer Inc.                              2.4
 (pharmaceuticals)
ExxonMobil Corp.                         2.1
 (oil)
Wal-Mart Stores, Inc.                    2.1
 (retail)
Citigroup, Inc.                          1.9
 (banking)
Johnson & Johnson                        1.4
 (pharmaceuticals)
American International Group, Inc.       1.3
 (insurance)
International Business Machines Corp.    1.3
 (computer hardware)
Intel Corp.                              1.2
 (electronics)
---------------------------------------------
Top Ten                                 18.6%
---------------------------------------------
Top Ten as % of Total Net Assets        11.2%
---------------------------------------------
The "Ten Largest Stocks" excludes any equity index products.

---------------------------------------------
TOTAL FUND VOLATILITY MEASURES
                                     WILSHIRE
                       FUND              5000
---------------------------------------------
R-Squared              0.99              1.00
Beta                   0.57              1.00
---------------------------------------------

----------------------------------------------
SECTOR DIVERSIFICATION (% of equity portfolio)

                                      WILSHIRE
                             FUND         5000
----------------------------------------------
Auto & Transportation        2.6%         2.6%
Consumer Discretionary      15.7         15.7
Consumer Staples             6.9          6.9
Financial Services          22.3         22.3
Health Care                 14.3         14.3
Integrated Oils              3.5          3.5
Other Energy                 2.2          2.3
Materials & Processing       3.6          3.6
Producer Durables            4.0          4.0
Technology                  13.5         13.5
Utilities                    7.1          7.1
Other                        4.3          4.2
----------------------------------------------

==============================================
FUND ASSET ALLOCATION

BONDS           39%
STOCKS          60%
CASH INVESTMENTS 1%
==============================================

*Annualized.

==============================================
EQUITY CHARACTERISTICS

                                      WILSHIRE
                             FUND         5000
----------------------------------------------
Number of Stocks           3,560        5,403
Median Market Cap          $27.7B       $27.7B
Price/Earnings Ratio        21.8x        21.8x
Price/Book Ratio             2.7x         2.7x
Dividend Yield               1.6%         1.6%
Return on Equity            20.5%        20.5%
Earnings Growth Rate         8.6%         8.6%
Foreign Holdings             0.9%         0.9%
----------------------------------------------

----------------------------------------------
EQUITY INVESTMENT FOCUS

STYLE -- BLEND
MARKET CAP -- LARGE
----------------------------------------------

----------------------------------------------
FIXED INCOME CHARACTERISTICS

                                        LEHMAN
                             FUND       INDEX*
----------------------------------------------
Number of Bonds             1,088        7,454
Yield to Maturity                         3.6%
  Investor Shares            3.4%
  Admiral Shares             3.5%
  Institutional Shares       3.5%
Average Coupon               6.1%         6.0%
Average Maturity        6.8 years    6.7 years
Average Quality               Aa1          Aaa
Average Duration        4.0 years    4.0 years
----------------------------------------------

----------------------------------------------
FIXED INCOME INVESTMENT FOCUS

AVERAGE MATURITY -- MEDIUM
CREDIT QUALITY -- TREASURY/AGENCY
----------------------------------------------

------------------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% of fixed income portfolio)

Treasury/Agency**           60.4%
Aaa                         10.1
Aa                           6.6
A                           12.9
Baa                          9.8
Not Rated                    0.2
----------------------------------------------
Total                      100.0%
----------------------------------------------

----------------------------------------------------
Distribution by Issuer (% of fixed income portfolio)

Asset-Backed/Commercial
 Mortgage-Backed                 8.3%
Finance                         11.7
Foreign                          4.0
Government Mortgage-Backed      34.8
Industrial                      13.1
Treasury/Agency                 25.6
Utilities                        2.5
----------------------------------------------
Total                          100.0%
----------------------------------------------


                                                            Visit our website at
                                                                WWW.VANGUARD.COM
                                         for regularly updated fund information.

 *Lehman Aggregate Bond Index.
**Includes government mortgage-backed bonds. (degree)

================================================================================
GLOSSARY OF INVESTMENT TERMS

AVERAGE COUPON. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE MATURITY. The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. The prices of longer-term bonds are more sensitive than those of shorter-term bonds to changes in interest rates.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%. However, a fund's beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the benchmark, and the less reliable beta is as an indicator of volatility.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts or other index-based products to simulate stock or bond investment.
--------------------------------------------------------------------------------
DIVIDEND YIELD. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
================================================================================

PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the overall market (or its benchmark index). If a fund's total returns were precisely synchronized with the overall market's return, its R-squared would be 1.00. If the fund's returns bore no relationship to the market's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.
================================================================================

================================================================================
PERFORMANCE SUMMARY                                          As of June 30, 2003

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

BALANCED INDEX FUND
================================================================================
Fiscal-Year Total Returns (%) December 31, 1992-June 30, 2003

                       BALANCED INDEX FUND                COMPOSITE
                          INVESTOR SHARES                    INDEX*
             ---------------------------------------      ---------
FISCAL        CAPITAL          INCOME          TOTAL          TOTAL
YEAR           RETURN          RETURN         RETURN         RETURN
-------------------------------------------------------------------
1993             6.1%            3.9%          10.0%          10.7%
1994            -5.2             3.6           -1.6           -1.2
1995            24.0             4.6           28.6           29.0
1996            10.0             3.9           13.9           14.0
1997            18.2             4.0           22.2           22.4
1998            14.3             3.6           17.9           18.1
1999            10.2             3.4           13.6           13.4
2000            -5.1             3.1           -2.0           -2.2
2001            -6.3             3.3           -3.0           -3.1
2002           -12.4             2.9           -9.5           -9.0
2003**           7.9             1.4            9.3            9.3
-------------------------------------------------------------------
*60% Wilshire 5000 Index, 40% Lehman Aggregate Bond Index.
**Six months ended June 30, 2003.
Note: See Financial Highlights tables on pages 62-63 for dividend and capital gains information.

================================================================================
Average Annual Total Returns for periods ended June 30, 2003
                                                             TEN YEARS
                                     One     Five   ----------------------------
                  Inception Date    Year    Years    Capital    Income     Total
--------------------------------------------------------------------------------
Balanced Index Fund
 Investor Shares*      11/9/1992   5.15%    2.58%      5.16%     3.61%     8.77%
 Admiral Shares       11/13/2000   5.22   -1.58**        --        --        --
 Institutional Shares  12/1/2000   5.27   -0.86**        --        --        --
--------------------------------------------------------------------------------
 *Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Returns since inception.

================================================================================
FINANCIAL STATEMENTS                                   June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS
This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.), with common stocks listed in descending market-value order and bonds divided into government and industry categories. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

================================================================================
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                SHARES                  (000)
================================================================================
COMMON STOCKS (60.0%)(1)
--------------------------------------------------------------------------------
  General Electric Co.                          2,601,600                 74,614
  Microsoft Corp.                               2,795,530                 71,594
  Pfizer Inc.                                   2,057,270                 70,256
  ExxonMobil Corp.                              1,739,118                 62,452
  Wal-Mart Stores, Inc.                         1,141,410                 61,259
  Citigroup, Inc.                               1,339,739                 57,341
  Johnson & Johnson                               773,075                 39,968
  American International
    Group, Inc.                                   679,309                 37,484
  International Business
    Machines Corp.                                449,800                 37,109
  Intel Corp.                                   1,705,985                 35,457
  Merck & Co., Inc.                               584,498                 35,391
  Bank of America Corp.                           390,241                 30,841
* Cisco Systems, Inc.                           1,829,555                 30,535
  The Procter & Gamble Co.                        336,700                 30,027
  The Coca-Cola Co.                               641,683                 29,781
  Verizon Communications                          716,528                 28,267
  Altria Group, Inc.                              528,150                 23,999
  SBC Communications Inc.                         864,676                 22,092
  Wells Fargo & Co.                               436,368                 21,993
* Berkshire Hathaway Inc.
   Class A                                            303                 21,967
* Amgen, Inc.                                     328,086                 21,798
* Dell Computer Corp.                             669,900                 21,410
  Eli Lilly & Co.                                 292,456                 20,171
  ChevronTexaco Corp.                             278,007                 20,072
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  PepsiCo, Inc.                                   447,569                 19,917
* Viacom Inc. Class B                             455,779                 19,899
  Home Depot, Inc.                                599,697                 19,862
* AOL Time Warner Inc.                          1,171,505                 18,850
  United Parcel Service, Inc.                     292,688                 18,644
  J.P. Morgan Chase & Co.                         529,224                 18,089
  Abbott Laboratories                             407,055                 17,813
  Fannie Mae                                      256,000                 17,265
  Hewlett-Packard Co.                             794,877                 16,931
* Oracle Corp.                                  1,365,870                 16,418
* Comcast Corp. Class A                           521,692                 15,745
  Wyeth                                           345,350                 15,731
  Medtronic, Inc.                                 317,442                 15,228
  American Express Co.                            337,859                 14,126
  Wachovia Corp.                                  350,420                 14,003
  Bristol-Myers Squibb Co.                        504,337                 13,693
  3M Co.                                          101,600                 13,104
  BellSouth Corp.                                 481,105                 12,812
  U.S. Bancorp                                    499,048                 12,227
  Morgan Stanley                                  282,390                 12,072
  Merrill Lynch & Co., Inc.                       241,662                 11,281
  Bank One Corp.                                  299,554                 11,137
  Anheuser-Busch Cos., Inc.                       217,962                 11,127
  E.I. du Pont de Nemours & Co.                   258,977                 10,784
  The Walt Disney Co.                             531,700                 10,501
  The Goldman Sachs Group, Inc.                   122,900                 10,293
  Washington Mutual, Inc.                         242,393                 10,011
  ConocoPhillips                                  176,465                  9,670
  Freddie Mac                                     179,600                  9,118
================================================================================
10
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Target Corp.                                    236,700                  8,957
  Lowe's Cos., Inc.                               203,284                  8,731
  United Technologies Corp.                       122,486                  8,676
  Fifth Third Bancorp                             150,396                  8,624
* eBay Inc.                                        82,419                  8,586
  Gillette Co.                                    266,015                  8,475
  Colgate-Palmolive Co.                           140,200                  8,125
  FleetBoston Financial Corp.                     273,196                  8,117
  First Data Corp.                                195,782                  8,113
  Walgreen Co.                                    266,770                  8,030
  Texas Instruments, Inc.                         450,547                  7,930
  UnitedHealth Group Inc.                         154,316                  7,754
  The Boeing Co.                                  218,762                  7,508
  Cardinal Health, Inc.                           116,300                  7,478
* Liberty Media Corp.                             643,539                  7,439
  Dow Chemical Co.                                237,650                  7,358
  QUALCOMM Inc.                                   205,320                  7,340
  McDonald's Corp.                                330,500                  7,291
  Schlumberger Ltd.                               151,392                  7,202
  Marsh & McLennan Cos., Inc.                     139,800                  7,140
  Schering-Plough Corp.                           381,800                  7,101
  Kimberly-Clark Corp.                            133,097                  6,940
  MBNA Corp.                                      332,547                  6,930
* Applied Materials, Inc.                         429,670                  6,815
* Clear Channel
   Communications, Inc.                           159,487                  6,761
  Allstate Corp.                                  182,952                  6,522
* Boston Scientific Corp.                         106,448                  6,504
* EMC Corp.                                       572,410                  5,993
  Honeywell International Inc.                    222,733                  5,980
  Southern Co.                                    186,600                  5,814
* AT&T Wireless Services Inc.                     705,377                  5,791
  The Bank of New York Co., Inc.                  199,912                  5,747
  Motorola, Inc.                                  600,313                  5,661
  Lockheed Martin Corp.                           118,147                  5,620
  Alcoa Inc.                                      219,896                  5,607
  Emerson Electric Co.                            109,601                  5,601
  Metropolitan Life Insurance Co.                 197,600                  5,596
* InterActiveCorp                                 136,521                  5,402
  Gannett Co., Inc.                                69,773                  5,359
  Carnival Corp.                                  163,700                  5,322
  Automatic Data Processing, Inc.                 156,024                  5,283
  Illinois Tool Works, Inc.                        80,110                  5,275
  General Motors Corp.                            145,968                  5,255
  Ford Motor Co.                                  477,742                  5,250
  National City Corp.                             159,148                  5,206
* Forest Laboratories, Inc.                        94,600                  5,179
  Dominion Resources, Inc.                         80,385                  5,166
* Yahoo! Inc.                                     157,140                  5,148
  Sysco Corp.                                     170,178                  5,112
  Exelon Corp.                                     84,173                  5,034
  Caterpillar, Inc.                                89,634                  4,989
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* Cox Communications, Inc. Class A                154,269                  4,921
* Cendant Corp.                                   268,145                  4,912
* NEXTEL Communications, Inc.                     267,357                  4,834
  FedEx Corp.                                      77,728                  4,821
  Prudential Financial, Inc.                      143,196                  4,819
  SLM Corp.                                       118,800                  4,653
  Duke Energy Corp.                               233,024                  4,649
  General Mills, Inc.                              96,034                  4,553
* Kohl's Corp.                                     87,875                  4,515
  International Paper Co.                         124,712                  4,456
  SunTrust Banks, Inc.                             73,577                  4,366
* Costco Wholesale Corp.                          118,730                  4,346
  The Gap, Inc.                                   230,787                  4,330
  HCA Inc.                                        133,659                  4,282
  BB&T Corp.                                      122,600                  4,205
  Lehman Brothers Holdings, Inc.                   63,220                  4,203
  Progressive Corp. of Ohio                        56,700                  4,145
* Genentech, Inc.                                  57,467                  4,145
  AFLAC Inc.                                      134,448                  4,134
  Travelers Property Casualty Corp.
    Class B                                       262,060                  4,133
  Northrop Grumman Corp.                           47,543                  4,102
  Baxter International, Inc.                      154,908                  4,028
  AT&T Corp.                                      204,821                  3,943
  ALLTEL Corp.                                     80,976                  3,905
  Tribune Co.                                      79,803                  3,854
  Union Pacific Corp.                              66,110                  3,836
  Sara Lee Corp.                                  203,709                  3,832
* Sun Microsystems, Inc.                          831,680                  3,826
  Avon Products, Inc.                              61,318                  3,814
  General Dynamics Corp.                           52,332                  3,794
  Waste Management, Inc.                          154,949                  3,733
* Amazon.com, Inc.                                101,900                  3,718
* General Motors Corp. Class H                    288,044                  3,690
  NIKE, Inc. Class B                               68,939                  3,688
* Best Buy Co., Inc.                               83,750                  3,678
  The Hartford Financial Services
   Group Inc.                                      72,580                  3,655
  Kellogg Co.                                     106,300                  3,654
  PNC Financial Services Group                     73,940                  3,609
  Stryker Corp.                                    51,600                  3,579
  Guidant Corp.                                    80,140                  3,557
  Charles Schwab Corp.                            349,946                  3,531
  Omnicom Group Inc.                               48,952                  3,510
  Raytheon Co.                                    106,145                  3,486
  Southwest Airlines Co.                          202,099                  3,476
  State Street Corp.                               86,502                  3,408
  Newmont Mining Corp.
   (Holding Co.)                                  104,560                  3,394
  Sprint Corp.                                    233,280                  3,359
  Computer Associates
   International, Inc.                            150,020                  3,342
================================================================================
================================================================================
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                SHARES                  (000)
================================================================================
* The Kroger Co.                                  198,736                  3,315
  Occidental Petroleum Corp.                       98,438                  3,303
* Analog Devices, Inc.                             94,832                  3,302
  ConAgra Foods, Inc.                             139,764                  3,298
  Wm. Wrigley Jr. Co.                              58,650                  3,298
* WellPoint Health Networks Inc.
   Class A                                         38,294                  3,228
  Devon Energy Corp.                               60,003                  3,204
  Golden West Financial Corp.                      39,961                  3,197
  FPL Group, Inc.                                  47,600                  3,182
  Harley-Davidson, Inc.                            78,800                  3,141
  The McGraw-Hill Cos., Inc.                       50,496                  3,131
  Mellon Financial Corp.                          112,248                  3,115
  Weyerhaeuser Co.                                 56,995                  3,078
* Veritas Software Corp.                          107,177                  3,073
  Entergy Corp.                                    58,187                  3,071
  American Electric Power Co., Inc.               101,893                  3,039
  H.J. Heinz Co.                                   91,500                  3,018
  FirstEnergy Corp.                                77,510                  2,980
* Bed Bath & Beyond, Inc.                          76,592                  2,972
  Masco Corp.                                     124,153                  2,961
  Baker Hughes, Inc.                               87,734                  2,945
  Equity Office Properties
   Trust REIT                                     107,232                  2,896
  Maxim Integrated Products, Inc.                  84,196                  2,879
  Anadarko Petroleum Corp.                         64,731                  2,879
  Paychex, Inc.                                    97,965                  2,871
  The Chubb Corp.                                  47,852                  2,871
  Capital One Financial Corp.                      58,299                  2,867
  CVS Corp.                                       102,282                  2,867
  Deere & Co.                                      62,341                  2,849
* Anthem, Inc.                                     36,901                  2,847
* Gilead Sciences, Inc.                            51,216                  2,847
  Burlington Resources, Inc.                       52,450                  2,836
* Apollo Group, Inc. Class A                       45,437                  2,806
  KeyCorp                                         110,670                  2,797
* Electronic Arts Inc.                             37,300                  2,760
  Burlington Northern
   Santa Fe Corp.                                  96,023                  2,731
  Progress Energy, Inc.                            62,127                  2,727
  Apache Corp.                                     41,836                  2,722
  The Principal Financial Group, Inc.              84,100                  2,712
  McKesson Corp.                                   75,749                  2,707
  Danaher Corp.                                    39,700                  2,702
  Sears, Roebuck & Co.                             80,011                  2,692
* St. Jude Medical, Inc.                           46,484                  2,673
  Electronic Data Systems Corp.                   124,000                  2,660
* Fox Entertainment Group, Inc.
   Class A                                         91,700                  2,639
  Linear Technology Corp.                          81,500                  2,625
  Franklin Resources Corp.                         67,066                  2,620
  Campbell Soup Co.                               106,836                  2,617
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Halliburton Co.                                 113,594                  2,613
  Allergan, Inc.                                   33,800                  2,606
  M & T Bank Corp.                                 30,937                  2,606
  Becton, Dickinson & Co.                          66,332                  2,577
  TJX Cos., Inc.                                  134,800                  2,540
  Praxair, Inc.                                    42,134                  2,532
  Consolidated Edison Inc.                         58,164                  2,517
* Starbucks Corp.                                 100,900                  2,474
  Public Service Enterprise
   Group, Inc.                                     58,360                  2,466
  Air Products & Chemicals, Inc.                   59,172                  2,462
  SouthTrust Corp.                                 89,976                  2,447
  The Clorox Co.                                   57,292                  2,444
* Corning, Inc.                                   329,754                  2,437
  Northern Trust Corp.                             57,500                  2,403
* Agilent Technologies, Inc.                      121,987                  2,385
* Intuit, Inc.                                     53,550                  2,385
* MedImmune Inc.                                   65,506                  2,382
* Genzyme Corp.-General Division                   56,958                  2,381
  Hershey Foods Corp.                              34,171                  2,380
  Kraft Foods Inc.                                 72,875                  2,372
  Aetna Inc.                                       39,349                  2,369
  Pitney Bowes, Inc.                               61,569                  2,365
* Safeway, Inc.                                   114,810                  2,349
  Marriott International, Inc. Class A             60,928                  2,341
* Lexmark International, Inc.                      33,000                  2,335
  Countrywide Financial Corp.                      33,390                  2,323
  John Hancock Financial
   Services, Inc.                                  75,000                  2,305
* KLA-Tencor Corp.                                 49,500                  2,301
* Zimmer Holdings, Inc.                            50,830                  2,290
  Loews Corp.                                      48,300                  2,284
* International Game Technology                    22,238                  2,276
* Yum! Brands, Inc.                                76,904                  2,273
* Staples, Inc.                                   123,255                  2,262
* PG&E Corp.                                      106,140                  2,245
  PPG Industries, Inc.                             44,200                  2,243
* Xilinx, Inc.                                     87,900                  2,225
* EchoStar Communications Corp.
   Class A                                         63,150                  2,186
* Lucent Technologies, Inc.                     1,075,787                  2,184
  Archer-Daniels-Midland Co.                      168,257                  2,165
* Xerox Corp.                                     203,484                  2,155
  Mattel, Inc.                                    113,790                  2,153
  St. Paul Cos., Inc.                              58,936                  2,152
  Marathon Oil Corp.                               81,247                  2,141
* Chiron Corp.                                     48,704                  2,129
  Coca-Cola Enterprises, Inc.                     117,000                  2,124
  Comerica, Inc.                                   45,459                  2,114
  Limited Brands, Inc.                            136,369                  2,114
* Qwest Communications
   International Inc.                             441,093                  2,108
================================================================================
12
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Ingersoll-Rand Co.                               44,100                  2,087
  Eastman Kodak Co.                                76,014                  2,079
  Moody's Corp.                                    39,400                  2,077
  PACCAR, Inc.                                     30,111                  2,034
  Fortune Brands, Inc.                             38,900                  2,031
  AmSouth Bancorp                                  92,477                  2,020
  H & R Block, Inc.                                46,548                  2,013
  AmerisourceBergen Corp.                          28,732                  1,993
  Johnson Controls, Inc.                           23,123                  1,979
  Newell Rubbermaid, Inc.                          70,342                  1,970
  Regions Financial Corp.                          57,617                  1,946
  Norfolk Southern Corp.                          101,300                  1,945
  Aon Corp.                                        80,591                  1,941
  Adobe Systems, Inc.                              60,500                  1,940
  Biomet, Inc.                                     67,450                  1,933
  Unocal Corp.                                     67,176                  1,927
* SunGard Data Systems, Inc.                       73,700                  1,910
  Albertson's, Inc.                                98,690                  1,895
  Simon Property Group, Inc. REIT                  48,484                  1,892
  TXU Corp.                                        83,810                  1,882
* Comcast Corp. Special Class A                    64,798                  1,868
  Bear Stearns Co., Inc.                           25,782                  1,867
* Concord EFS, Inc.                               126,759                  1,866
  PPL Corp.                                        43,252                  1,860
* Computer Sciences Corp.                          48,734                  1,858
  E.W. Scripps Co. Class A                         20,900                  1,854
  MBIA, Inc.                                       37,824                  1,844
* Micron Technology, Inc.                         158,128                  1,839
* AutoZone Inc.                                    24,200                  1,838
  Ambac Financial Group, Inc.                      27,700                  1,835
  Charter One Financial, Inc.                      58,855                  1,835
  Washington Post Co. Class B                       2,500                  1,832
  Federated Department Stores, Inc.                49,654                  1,830
  Equity Residential REIT                          70,486                  1,829
  Ameren Corp.                                     41,451                  1,828
* Transocean Inc.                                  83,091                  1,826
* Univision Communications Inc.                    59,650                  1,813
* Apple Computer, Inc.                             93,932                  1,796
  New York Times Co. Class A                       39,450                  1,795
* Broadcom Corp.                                   71,800                  1,789
  Rohm & Haas Co.                                  57,548                  1,786
* Fiserv, Inc.                                     49,825                  1,774
* Quest Diagnostics, Inc.                          27,685                  1,766
* Caremark Rx, Inc.                                68,124                  1,749
  Marshall & Ilsley Corp.                          56,852                  1,739
  Ecolab, Inc.                                     67,888                  1,738
  Kinder Morgan, Inc.                              31,799                  1,738
  Family Dollar Stores, Inc.                       44,800                  1,709
  CIGNA Corp.                                      36,377                  1,708
  Synovus Financial Corp.                          79,270                  1,704
* Symantec Corp.                                   38,500                  1,689
  DTE Energy Co.                                   43,596                  1,685
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  CSX Corp.                                        55,896                  1,682
  May Department Stores Co.                        74,982                  1,669
  Mylan Laboratories, Inc.                         47,825                  1,663
  Cinergy Corp.                                    44,762                  1,647
  Lincoln National Corp.                           46,100                  1,643
* Altera Corp.                                     99,600                  1,633
  UnionBanCal Corp.                                39,296                  1,626
  Union Planters Corp.                             51,625                  1,602
  Dollar General Corp.                             86,718                  1,583
  Dover Corp.                                      52,716                  1,579
* Affiliated Computer Services, Inc.
   Class A                                         34,520                  1,579
  Cintas Corp.                                     44,350                  1,572
  ITT Industries, Inc.                             23,893                  1,564
  Xcel Energy, Inc.                               103,863                  1,562
  Cincinnati Financial Corp.                       42,047                  1,560
  Jefferson-Pilot Corp.                            37,387                  1,550
* BJ Services Co.                                  41,100                  1,535
  UST, Inc.                                        43,729                  1,532
  Sempra Energy                                    53,600                  1,529
  Eaton Corp.                                      19,400                  1,525
* Sprint PCS                                      262,990                  1,512
* Nabors Industries, Inc.                          37,700                  1,491
  Starwood Hotels &
   Resorts Worldwide, Inc.                         52,006                  1,487
* Biogen, Inc.                                     38,900                  1,478
  Monsanto Co.                                     68,017                  1,472
  Constellation Energy Group, Inc.                 42,900                  1,471
  The Pepsi Bottling Group, Inc.                   73,000                  1,461
  Knight Ridder                                    21,193                  1,461
  Genuine Parts Co.                                45,445                  1,455
  KeySpan Corp.                                    40,754                  1,445
* Tenet Healthcare Corp.                          123,923                  1,444
  Avery Dennison Corp.                             28,687                  1,440
  First Tennessee National Corp.                   32,700                  1,436
* PeopleSoft, Inc.                                 81,492                  1,433
  North Fork Bancorp, Inc.                         42,041                  1,432
* CNA Financial Corp.                              58,200                  1,432
* Network Appliance, Inc.                          88,300                  1,431
* Novellus Systems, Inc.                           38,891                  1,424
  GlobalSantaFe Corp.                              60,585                  1,414
* Edison International                             84,800                  1,393
* American Standard Cos., Inc.                     18,800                  1,390
* Express Scripts Inc.                             20,300                  1,387
  Textron, Inc.                                    35,519                  1,386
* MGM Mirage, Inc.                                 40,102                  1,371
  CIT Group Inc.                                   55,244                  1,362
* IDEC Pharmaceuticals Corp.                       39,800                  1,353
  Molex, Inc.                                      49,933                  1,348
  Interpublic Group of Cos., Inc.                 100,378                  1,343
  Popular, Inc.                                    34,600                  1,335
* Weatherford International Ltd.                   31,466                  1,318
================================================================================
================================================================================
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                SHARES                  (000)
================================================================================
  Microchip Technology, Inc.                       53,012                  1,306
  Green Point Financial Corp.                      25,600                  1,304
  NiSource, Inc.                                   68,627                  1,304
  CenturyTel, Inc.                                 37,162                  1,295
* JDS Uniphase Corp.                              368,689                  1,294
  Parker Hannifin Corp.                            30,804                  1,293
  MeadWestvaco Corp.                               52,036                  1,285
  Hudson City Bancorp, Inc.                        50,080                  1,281
  SAFECO Corp.                                     36,106                  1,274
  ProLogis REIT                                    46,337                  1,265
  EOG Resources, Inc.                              30,200                  1,264
  Murphy Oil Corp.                                 24,000                  1,262
  El Paso Corp.                                   156,136                  1,262
  Delphi Corp.                                    145,847                  1,259
* Weight Watchers
   International, Inc.                             27,655                  1,258
  Centex Corp.                                     16,100                  1,252
  Plum Creek Timber Co. Inc. REIT                  48,259                  1,252
  Hilton Hotels Corp.                              97,852                  1,252
  Vornado Realty Trust REIT                        28,700                  1,251
  Brown-Forman Corp. Class B                       15,799                  1,242
  Tiffany & Co.                                    37,800                  1,235
  Georgia Pacific Group                            65,127                  1,234
  MGIC Investment Corp.                            26,271                  1,225
  Lennar Corp. Class A                             17,122                  1,224
* Cablevision Systems NY Group
   Class A                                         58,600                  1,217
* Juniper Networks, Inc.                           98,100                  1,213
  Zions Bancorp                                    23,800                  1,205
  T. Rowe Price Group Inc.                         31,900                  1,204
* Siebel Systems, Inc.                            126,184                  1,204
  Huntington Bancshares Inc.                       61,400                  1,199
* Synopsys, Inc.                                   19,375                  1,198
* Noble Corp.                                      34,825                  1,194
* AutoNation, Inc.                                 75,830                  1,192
* DST Systems, Inc.                                31,300                  1,189
* QLogic Corp.                                     24,549                  1,186
  National Commerce Financial Corp.                53,185                  1,180
* Millennium Pharmaceuticals, Inc.                 75,014                  1,180
  J.C. Penney Co., Inc. (Holding Co.)              69,861                  1,177
  Kerr-McGee Corp.                                 26,209                  1,174
* Coach, Inc.                                      23,602                  1,174
* Harrah's Entertainment, Inc.                     29,150                  1,173
  Compass Bancshares Inc.                          33,400                  1,167
* Office Depot, Inc.                               80,287                  1,165
  Royal Caribbean Cruises, Ltd.                    50,300                  1,165
* Laboratory Corp. of
   America Holdings                                38,548                  1,162
* BEA Systems, Inc.                               106,900                  1,161
  RadioShack Corp.                                 43,800                  1,152
  Rockwell Automation, Inc.                        48,283                  1,151
  Torchmark Corp.                                  30,900                  1,151
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Amerada Hess Corp.                               23,357                  1,149
  Health Management Associates
   Class A                                         62,170                  1,147
  Rockwell Collins, Inc.                           46,483                  1,145
  IMS Health, Inc.                                 63,619                  1,145
  Total System Services, Inc.                      51,300                  1,144
* Jabil Circuit, Inc.                              51,600                  1,140
  Whirlpool Corp.                                  17,778                  1,132
  Archstone-Smith Trust REIT                       47,172                  1,132
* Dean Foods Co.                                   35,922                  1,132
* Watson Pharmaceuticals, Inc.                     27,955                  1,129
* Barr Laboratories, Inc.                          17,113                  1,121
  W.W. Grainger, Inc.                              23,939                  1,119
  Boston Properties, Inc. REIT                     25,100                  1,099
  Public Storage, Inc. REIT                        32,444                  1,099
  Legg Mason Inc.                                  16,900                  1,098
  Estee Lauder Cos. Class A                        32,300                  1,083
  New York Community Bancorp, Inc.                 37,225                  1,083
  Old Republic International Corp.                 31,425                  1,077
* L-3 Communications Holdings, Inc.                24,700                  1,074
  Valero Energy Corp.                              29,531                  1,073
  D. R. Horton, Inc.                               38,178                  1,073
  Banknorth Group, Inc.                            42,031                  1,073
  Sovereign Bancorp, Inc.                          68,009                  1,064
  Williams Cos., Inc.                             134,461                  1,062
  Fidelity National Financial, Inc.                34,456                  1,060
* Sealed Air Corp.                                 22,019                  1,049
  ENSCO International, Inc.                        38,966                  1,048
  Sherwin-Williams Co.                             38,968                  1,047
* Unisys Corp.                                     84,900                  1,043
  Leggett & Platt, Inc.                            50,800                  1,041
  Applera Corp.-
   Applied Biosystems Group                        54,600                  1,039
  Kimco Realty Corp. REIT                          27,400                  1,038
  Janus Capital Group Inc.                         62,300                  1,022
* Varian Medical Systems, Inc.                     17,700                  1,019
  Sigma-Aldrich Corp.                              18,803                  1,019
  General Growth Properties Inc. REIT              16,300                  1,018
  Cooper Industries, Inc. Class A                  24,404                  1,008
* CDW Corp.                                        22,000                  1,008
  UnumProvident Corp.                              74,824                  1,003
  Nucor Corp.                                      20,441                    999
  McCormick & Co., Inc.                            36,600                    996
* BMC Software, Inc.                               60,830                    993
  SCANA Corp.                                      28,885                    990
* Health Net Inc.                                  30,040                    990
* AES Corp.                                       155,711                    989
  Pulte Homes, Inc.                                15,959                    984
  Liz Claiborne, Inc.                              27,900                    983
  Vulcan Materials Co.                             26,500                    982
* Jones Apparel Group, Inc.                        33,557                    982
* Waters Corp.                                     33,700                    982
================================================================================
14
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* Smith International, Inc.                        26,600                    977
  Tyson Foods, Inc.                                91,605                    973
  Duke Realty Corp. REIT                           35,150                    968
  Equifax, Inc.                                    37,140                    966
  C.R. Bard, Inc.                                  13,500                    963
  VF Corp.                                         28,300                    961
* Republic Services, Inc. Class A                  42,400                    961
* Mohawk Industries, Inc.                          17,261                    959
* Intersil Corp.                                   35,900                    955
  Scientific-Atlanta, Inc.                         39,988                    953
* NVIDIA Corp.                                     41,300                    950
  XTO Energy, Inc.                                 47,206                    949
* Dollar Tree Stores, Inc.                         29,900                    949
* Citizens Communications Co.                      73,581                    948
  iStar Financial Inc. REIT                        25,985                    948
  Expeditors International of
   Washington, Inc.                                27,200                    942
* Oxford Health Plans, Inc.                        22,400                    941
  Transatlantic Holdings, Inc.                     13,600                    940
* National Semiconductor Corp.                     47,400                    935
* Westwood One, Inc.                               27,500                    933
* King Pharmaceuticals, Inc.                       62,929                    929
* SPX Corp.                                        21,062                    928
  Freeport-McMoRan Copper &
   Gold, Inc. Class B                              37,802                    926
  Dow Jones & Co., Inc.                            21,466                    924
  Sabre Holdings Corp.                             37,327                    920
* Brinker International, Inc.                      25,300                    911
* Citrix Systems, Inc.                             44,700                    910
* IVAX Corp.                                       50,937                    909
  Black & Decker Corp.                             20,675                    898
  Radian Group, Inc.                               24,420                    895
* AdvancePCS                                       23,400                    895
* Thermo Electron Corp.                            42,548                    894
* Phelps Dodge Corp.                               23,310                    894
* Williams-Sonoma, Inc.                            30,468                    890
  Pinnacle West Capital Corp.                      23,600                    884
  Omnicare, Inc.                                   26,000                    879
  SEI Corp.                                        27,400                    877
  Wisconsin Energy Corp.                           30,100                    873
  Wendy's International, Inc.                      30,100                    872
  Ross Stores, Inc.                                20,400                    872
* Lincare Holdings, Inc.                           27,600                    870
  White Mountains Insurance
   Group Inc.                                       2,200                    869
  Rouse Co. REIT                                   22,800                    869
* VeriSign, Inc.                                   62,049                    858
* WebMD Corp.                                      79,100                    857
* Robert Half International, Inc.                  45,200                    856
  Hormel Foods Corp.                               36,100                    856
* Mercury Interactive Corp.                        22,100                    853
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Apartment Investment &
   Management Co. Class A REIT                     24,560                    850
  Darden Restaurants Inc.                          44,600                    847
* Pixar, Inc.                                      13,900                    846
* Cadence Design Systems, Inc.                     70,037                    845
  Doral Financial Corp.                            18,900                    844
  DENTSPLY International Inc.                      20,600                    843
* Sanmina-SCI Corp.                               133,468                    842
* Ameritrade Holding Corp.                        112,700                    835
* Teradyne, Inc.                                   48,142                    833
  ServiceMaster Co.                                77,750                    832
  R.J. Reynolds Tobacco
   Holdings, Inc.                                  22,333                    831
* Smurfit-Stone Container Corp.                    63,719                    830
  Pepco Holdings, Inc.                             43,320                    830
  Engelhard Corp.                                  33,400                    827
* Iron Mountain, Inc.                              22,300                    827
  Hillenbrand Industries, Inc.                     16,300                    822
  Diebold, Inc.                                    19,000                    822
* Expedia Inc.                                     10,700                    817
* CarMax, Inc.                                     27,029                    815
* Career Education Corp.                           11,900                    814
* Patterson Dental Co.                             17,900                    812
* Metro-Goldwyn-Mayer Inc.                         65,069                    808
* Pactiv Corp.                                     41,000                    808
* E*TRADE Group, Inc.                              94,970                    807
* Solectron Corp.                                 215,706                    807
  First Virginia Banks, Inc.                       18,625                    803
* The Dun & Bradstreet Corp.                       19,450                    799
* American Power Conversion Corp.                  51,223                    799
  Federated Investors, Inc.                        29,100                    798
* Lear Corp.                                       17,300                    796
* Pioneer Natural Resources Co.                    30,400                    793
  Hasbro, Inc.                                     45,250                    791
  C.H. Robinson Worldwide, Inc.                    22,200                    789
  Energy East Corp.                                38,019                    789
  KB HOME                                          12,700                    787
  International Flavors &
   Fragrances, Inc.                                24,639                    787
* Level 3 Communications, Inc.                    118,400                    786
* Lamar Advertising Co. Class A                    22,300                    785
  Symbol Technologies, Inc.                        60,209                    783
* NVR, Inc.                                         1,900                    781
  Outback Steakhouse                               19,950                    778
  R.R. Donnelley & Sons Co.                        29,710                    777
  TCF Financial Corp.                              19,356                    771
  Telephone & Data Systems, Inc.                   15,500                    770
  Avalonbay Communities, Inc. REIT                 17,981                    767
* ChoicePoint Inc.                                 22,180                    766
  W.R. Berkley Corp.                               14,450                    761
  Sunoco, Inc.                                     20,006                    755
================================================================================
================================================================================
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                SHARES                  (000)
================================================================================
  Manpower Inc.                                    20,300                    753
* Constellation Brands, Inc. Class A               23,868                    749
  Erie Indemnity Co. Class A                       18,100                    747
  Hibernia Corp. Class A                           41,100                    746
  SuperValu Inc.                                   34,991                    746
  Bunge Ltd.                                       26,000                    744
* Comverse Technology, Inc.                        49,171                    739
* SanDisk Corp.                                    18,200                    734
  Neuberger Berman Inc.                            18,300                    730
* Energizer Holdings, Inc.                         23,192                    728
* Storage Technology Corp.                         28,192                    726
* Cooper Cameron Corp.                             14,400                    725
* Hispanic Broadcasting Corp.                      28,500                    725
* PanAmSat Corp.                                   39,205                    723
* Whole Foods Market, Inc.                         15,200                    722
* Abercrombie & Fitch Co.                          25,398                    722
  Associated Banc-Corp.                            19,551                    721
  Diamond Offshore Drilling, Inc.                  34,200                    718
* Coventry Health Care Inc.                        15,545                    718
  Pall Corp.                                       31,866                    717
  Questar Corp.                                    21,400                    716
  Mercantile Bankshares Corp.                      18,150                    715
  A.G. Edwards & Sons, Inc.                        20,887                    714
* Park Place Entertainment Corp.                   78,485                    713
  Fluor Corp.                                      21,100                    710
* Tellabs, Inc.                                   107,736                    708
* JetBlue Airways Corp.                            16,737                    708
* Providian Financial Corp.                        75,628                    700
  Nordstrom, Inc.                                  35,464                    692
  Liberty Property Trust REIT                      20,000                    692
  The McClatchy Co. Class A                        11,975                    690
* Rent-A-Center, Inc.                               9,100                    690
* LSI Logic Corp.                                  97,315                    689
  Pogo Producing Co.                               16,100                    688
  Commerce Bancshares, Inc.                        17,544                    683
* First Health Group Corp.                         24,700                    682
* Patterson-UTI Energy, Inc.                       21,000                    680
* Toys R Us, Inc.                                  55,736                    676
* Michaels Stores, Inc.                            17,700                    674
  Ball Corp.                                       14,800                    673
  Allied Capital Corp.                             29,129                    673
  Fastenal Co.                                     19,800                    672
  Deluxe Corp.                                     15,000                    672
  Fair, Isaac, Inc.                                13,015                    670
  Health Care Properties
   Investors REIT                                  15,746                    667
* Markel Corp.                                      2,600                    666
  Harman International
   Industries, Inc.                                 8,400                    665
* Mid Atlantic Medical Services, Inc.              12,700                    664
* Pride International, Inc.                        35,200                    662
* Ceridian Corp.                                   39,000                    662
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Belo Corp. Class A                               29,548                    661
  Commerce Bancorp, Inc.                           17,764                    659
* Smithfield Foods, Inc.                           28,700                    658
  Nuveen Investments, Inc. Class A                 24,100                    656
* NCR Corp.                                        25,581                    655
  Bemis Co., Inc.                                  14,000                    655
  Student Loan Corp.                                5,200                    655
* Calpine Corp.                                    99,100                    654
  Mercury General Corp.                            14,300                    653
  Equitable Resources, Inc.                        16,000                    652
  Goodrich Corp.                                   30,940                    650
  Beckman Coulter, Inc.                            15,964                    649
* Entercom Communications Corp.                    13,200                    647
  CenterPoint Energy Inc.                          79,371                    647
  Valley National Bancorp                          24,441                    644
  Alberto-Culver Co. Class B                       12,600                    644
* Humana Inc.                                      42,633                    644
  Eastman Chemical Co.                             20,250                    641
  The Stanley Works                                23,144                    639
* Celgene Corp.                                    21,000                    638
  NSTAR                                            13,995                    637
* CIENA Corp.                                     122,195                    634
  The PMI Group Inc.                               23,600                    633
* 99 Cents Only Stores                             18,448                    633
* Host Marriott Corp. REIT                         69,100                    632
  MDU Resources Group, Inc.                        18,850                    631
* Avaya Inc.                                       97,690                    631
* Universal Health Services Class B                15,900                    630
  Developers Diversified Realty
   Corp. REIT                                      22,065                    628
  Arthur J. Gallagher & Co.                        23,000                    626
* SICOR, Inc.                                      30,700                    624
  The St. Joe Co.                                  19,900                    621
* ImClone Systems, Inc.                            19,585                    619
* Hearst-Argyle Television Inc.                    23,868                    618
* Convergys Corp.                                  38,543                    617
* Jacobs Engineering Group Inc.                    14,500                    611
* Gentex Corp.                                     19,952                    611
  Sonoco Products Co.                              25,370                    609
  Temple-Inland Inc.                               14,200                    609
* Krispy Kreme Doughnuts, Inc.                     14,795                    609
* PETsMART, Inc.                                   36,548                    609
* Henry Schein, Inc.                               11,635                    609
  Astoria Financial Corp.                          21,800                    609
  AMB Property Corp. REIT                          21,600                    608
* LAM Research Corp.                               33,080                    602
  Wesco Financial Corp.                             1,930                    602
* Rite Aid Corp.                                  135,290                    602
* Cephalon, Inc.                                   14,600                    601
  Allete, Inc.                                     22,500                    597
  American National Insurance Co.                   6,900                    596
  Northeast Utilities                              35,600                    596
================================================================================
16
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* ICOS Corp.                                       16,200                    595
  Brunswick Corp.                                  23,697                    593
  Brown & Brown, Inc.                              18,200                    592
* Getty Images, Inc.                               14,300                    591
  City National Corp.                              13,200                    588
* Manor Care, Inc.                                 23,400                    585
* Navistar International Corp.                     17,900                    584
  Puget Energy, Inc.                               24,380                    582
* Endo Pharmaceuticals
   Holdings, Inc.                                  34,300                    580
  Meredith Corp.                                   13,164                    579
* BISYS Group, Inc.                                31,500                    579
  The Chicago Mercantile Exchange                   8,300                    578
* Monster Worldwide Inc.                           29,250                    577
* Amkor Technology, Inc.                           43,900                    577
  Eaton Vance Corp.                                18,200                    575
* Compuware Corp.                                  99,500                    574
  Leucadia National Corp.                          15,400                    572
* CheckFree Corp.                                  20,500                    571
  Chesapeake Energy Corp.                          56,300                    569
* Advanced Micro Devices, Inc.                     88,650                    568
* Millipore Corp.                                  12,800                    568
  Weingarten Realty Investors REIT                 13,550                    568
* BOK Financial Corp.                              14,673                    566
* Integrated Circuit Systems, Inc.                 18,000                    566
  Lyondell Chemical Co.                            41,800                    566
* U.S. Cellular Corp.                              22,200                    565
* Corinthian Colleges, Inc.                        11,600                    563
* Agere Systems Inc. Class A                      241,743                    563
  Noble Energy, Inc.                               14,900                    563
  Valspar Corp.                                    13,300                    562
* GTECH Holdings Corp.                             14,900                    561
* Advance Auto Parts, Inc.                          9,200                    560
  Regency Centers Corp. REIT                       15,900                    556
* Vishay Intertechnology, Inc.                     42,010                    555
  Lafarge North America Inc.                       17,900                    553
  TECO Energy, Inc.                                46,100                    553
  National Fuel Gas Co.                            21,200                    552
  Ashland, Inc.                                    17,980                    552
  International Speedway Corp.                     13,900                    549
* Rowan Cos., Inc.                                 24,500                    549
  Bowater Inc.                                     14,600                    547
* Gemstar-TV Guide
   International, Inc.                            107,386                    547
* Apogent Technologies Inc.                        27,308                    546
  Mack-Cali Realty Corp. REIT                      15,000                    546
* Allied Waste Industries, Inc.                    54,075                    543
  Fulton Financial Corp.                           27,263                    542
  Capitol Federal Financial                        19,220                    540
  New Plan Excel Realty Trust REIT                 25,160                    537
* Newfield Exploration Co.                         14,302                    537
* Owens-Illinois, Inc.                             38,972                    537
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Waddell & Reed Financial, Inc.                   20,812                    534
* Columbia Sportswear Co.                          10,350                    532
* Reebok International Ltd.                        15,795                    531
  Forest City Enterprise Class A                   12,800                    531
  Bank of Hawaii Corp.                             16,000                    530
  DPL Inc.                                         33,226                    530
* Amphenol Corp.                                   11,300                    529
  Bausch & Lomb, Inc.                              14,100                    529
  Mandalay Resort Group                            16,600                    529
* Western Digital Corp.                            51,300                    528
* Toll Brothers, Inc.                              18,600                    527
* Amylin Pharmaceuticals, Inc.                     24,000                    525
  J.M. Smucker Co.                                 13,132                    524
  Harris Corp.                                     17,400                    523
* Network Associates, Inc.                         41,138                    522
  Great Plains Energy, Inc.                        18,000                    520
* Zebra Technologies Corp. Class A                  6,900                    519
* Alliant Techsystems, Inc.                         9,962                    517
  Hospitality Properties Trust REIT                16,500                    516
  Hubbell Inc. Class B                             15,550                    515
  Viad Corp.                                       22,800                    510
* National Instruments Corp.                       13,500                    510
  FirstMerit Corp.                                 22,295                    510
* Edwards Lifesciences Corp.                       15,821                    508
* Invitrogen Corp.                                 13,245                    508
* Timberland Co.                                    9,600                    507
* MEMC Electronic Materials, Inc.                  51,700                    507
  First American Corp.                             19,185                    506
* Packaging Corp. of America                       27,400                    505
  Maytag Corp.                                     20,671                    505
* Catellus Development Corp.                       22,900                    504
  Reynolds & Reynolds Class A                      17,600                    503
* Fisher Scientific International Inc.             14,400                    503
  Donaldson Co., Inc.                              11,300                    502
* Community Health Systems, Inc.                   26,000                    502
  CBRL Group, Inc.                                 12,900                    501
  Pentair, Inc.                                    12,800                    500
* Varco International, Inc.                        25,492                    500
  Pier 1 Imports Inc.                              24,460                    499
  Wilmington Trust Corp.                           17,000                    499
  Investors Financial Services Corp.               17,156                    498
  PepsiAmericas, Inc.                              39,600                    497
* Tektronix, Inc.                                  23,000                    497
* ADTRAN Inc.                                       9,700                    495
  AVX Corp.                                        44,900                    493
* Maxtor Corp.                                     65,503                    492
* Emulex Corp.                                     21,600                    492
  Foot Locker, Inc.                                37,100                    492
  Circuit City Stores, Inc.                        55,688                    490
* Triad Hospitals, Inc.                            19,740                    490
* ADC Telecommunications, Inc.                    210,402                    490
* Education Management Corp.                        9,200                    489
================================================================================
================================================================================
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                SHARES                  (000)
================================================================================
  Sky Financial Group, Inc.                        22,449                    488
* Applied Micro Circuits Corp.                     80,412                    486
* National-Oilwell, Inc.                           22,100                    486
  United Dominion Realty Trust REIT                28,200                    486
  HCC Insurance Holdings, Inc.                     16,400                    485
* Del Monte Foods Co.                              54,730                    484
* Aramark Corp. Class B                            21,500                    482
  Annaly Mortgage
   Management Inc. REIT                            24,200                    482
  Protective Life Corp.                            18,000                    482
* BearingPoint, Inc.                               49,900                    481
  Autodesk, Inc.                                   29,740                    481
  Dial Corp.                                       24,600                    478
  Delta Air Lines, Inc.                            32,458                    476
* Certegy, Inc.                                    17,120                    475
  Unitrin, Inc.                                    17,500                    475
  Nationwide Financial Services, Inc.              14,600                    475
  CONSOL Energy, Inc.                              20,800                    473
  HON Industries, Inc.                             15,500                    473
* O'Reilly Automotive, Inc.                        14,100                    471
  The Macerich Co. REIT                            13,400                    471
* Chico's FAS, Inc.                                22,350                    470
* Reliant Resources, Inc.                          76,649                    470
* The Cheesecake Factory                           13,050                    468
* PacifiCare Health Systems, Inc.                   9,480                    468
* West Corp.                                       17,500                    466
  Adolph Coors Co. Class B                          9,500                    465
  Ryland Group, Inc.                                6,700                    465
  Tidewater Inc.                                   15,800                    464
  Webster Financial Corp.                          12,200                    461
* Big Lots Inc.                                    30,662                    461
  Roslyn Bancorp, Inc.                             21,450                    461
  People's Bank                                    15,900                    461
  Alliant Energy Corp.                             24,152                    460
  Cabot Corp.                                      16,000                    459
  Applebee's International, Inc.                   14,600                    459
  Harte-Hanks, Inc.                                24,000                    456
  Winn-Dixie Stores, Inc.                          37,043                    456
  Peabody Energy Corp.                             13,575                    456
* Foundry Networks, Inc.                           31,600                    455
* J.D. Edwards & Co.                               31,700                    454
* NTL Inc.                                         13,300                    454
  Colonial BancGroup, Inc.                         32,644                    453
* Crown Castle International Corp.                 58,250                    453
  PerkinElmer, Inc.                                32,763                    452
* Kinder Morgan Management, LLC                    12,059                    452
  Clayton Homes Inc.                               35,927                    451
* AMR Corp.                                        40,912                    450
  Trizec Properties, Inc. REIT                     39,500                    449
  Vectren Corp.                                    17,899                    448
* International Rectifier Corp.                    16,700                    448
  Talbots Inc.                                     15,200                    448
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  BorgWarner, Inc.                                  6,950                    448
* Agere Systems Inc. Class B                      194,106                    446
  Teleflex Inc.                                    10,474                    446
  Snap-On Inc.                                     15,346                    445
  Dana Corp.                                       38,503                    445
* Renal Care Group, Inc.                           12,600                    444
  United States Steel Corp.                        27,100                    444
  Lee Enterprises, Inc.                            11,800                    443
* Quintiles Transnational Corp.                    31,191                    443
  OGE Energy Corp.                                 20,700                    442
* 3Com Corp.                                       93,925                    440
* American Tower Corp. Class A                     49,580                    439
  Philadelphia Suburban Corp.                      17,925                    437
* Ingram Micro, Inc. Class A                       39,650                    436
  Hawaiian Electric Industries Inc.                 9,500                    436
  Chelsea Property Group REIT                      10,800                    435
  Crescent Real Estate, Inc. REIT                  26,200                    435
* Kmart Holding Corp.                              16,050                    434
* Sirius Satellite Radio, Inc.                    256,800                    434
  Martin Marietta Materials, Inc.                  12,911                    434
  Arden Realty Group, Inc. REIT                    16,700                    433
  Cullen/Frost Bankers, Inc.                       13,500                    433
* Performance Food Group Co.                       11,700                    433
* McDATA Corp. Class A                             29,500                    433
* Human Genome Sciences, Inc.                      34,000                    432
  Precision Castparts Corp.                        13,900                    432
  NICOR Inc.                                       11,640                    432
* DeVry, Inc.                                      18,500                    431
  Raymond James Financial, Inc.                    13,000                    430
  BancorpSouth, Inc.                               20,600                    429
* Rambus Inc.                                      25,800                    428
  Ryder System, Inc.                               16,572                    425
  Washington Federal Inc.                          18,321                    424
  Friedman, Billings, Ramsey
   Group, Inc.                                     31,555                    423
* STERIS Corp.                                     18,308                    423
* DaVita, Inc.                                     15,766                    422
  Lubrizol Corp.                                   13,600                    421
  RPM International, Inc.                          30,605                    421
  Independence Community
   Bank Corp.                                      14,900                    420
  Ruby Tuesday, Inc.                               17,000                    420
  Tootsie Roll Industries, Inc.                    13,776                    420
  AGL Resources Inc.                               16,500                    420
  John Wiley & Sons Class A                        16,000                    419
* Stericycle, Inc.                                 10,800                    416
  American Financial Group, Inc.                   18,200                    415
  Jack Henry & Associates Inc.                     23,300                    415
* Neurocrine Biosciences, Inc.                      8,300                    415
* Pharmaceutical Product
   Development, Inc.                               14,400                    414
* Pharmaceutical Resources, Inc.                    8,500                    414
================================================================================
18
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Reinsurance Group of America, Inc.               12,850                    412
* Swift Transportation Co., Inc.                   22,150                    412
  Dynegy, Inc.                                     98,064                    412
  Park National Corp.                               3,580                    409
  Hudson United Bancorp                            11,919                    407
  Pan Pacific Retail Properties,
   Inc. REIT                                       10,340                    407
  BRE Properties Inc. Class A REIT                 12,156                    404
  Trustmark Corp.                                  15,800                    402
* Arrow Electronics, Inc.                          26,274                    400
* Sepracor Inc.                                    22,200                    400
* Interactive Data Corp.                           23,614                    399
  Peoples Energy Corp.                              9,300                    399
* Avnet, Inc.                                      31,376                    398
  Medicis Pharmaceutical Corp.                      7,013                    398
* Eon Labs, Inc.                                   11,300                    397
* Cognizant Technology
   Solutions Corp.                                 16,301                    397
  StanCorp Financial Group, Inc.                    7,600                    397
* Fairchild Semiconductor
   International, Inc.                             31,000                    396
* Scotts Co.                                        8,000                    396
* The Corporate Executive Board Co.                 9,700                    396
  The Timken Co.                                   22,600                    396
* Westport Resources Corp.                         17,390                    396
* Barnes & Noble, Inc.                             17,148                    395
* Tech Data Corp.                                  14,700                    393
* Cincinnati Bell Inc.                             58,409                    391
  Graco, Inc.                                      12,187                    390
  FactSet Research Systems Inc.                     8,800                    388
* Station Casinos, Inc.                            15,350                    388
  Cummins Inc.                                     10,792                    387
  Old National Bancorp                             16,827                    387
  Herman Miller, Inc.                              19,100                    386
* Brocade Communications
   Systems, Inc.                                   65,500                    386
* J.B. Hunt Transport Services, Inc.               10,200                    385
* Cypress Semiconductor Corp.                      31,900                    383
* Furniture Brands International Inc.              14,600                    381
* Glamis Gold, Ltd.                                33,200                    381
  Helmerich & Payne, Inc.                          13,000                    380
  Harsco Corp.                                     10,500                    379
* Andrx Group                                      19,003                    378
  Flagstar Bancorp, Inc.                           15,450                    378
  Federal Realty Investment
   Trust REIT                                      11,800                    378
  ONEOK, Inc.                                      19,216                    377
* Charles River Laboratories, Inc.                 11,700                    377
* Grant Prideco, Inc.                              31,993                    376
  Mills Corp. REIT                                 11,200                    376
  CarrAmerica Realty Corp. REIT                    13,500                    375
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Westamerica Bancorporation                        8,700                    375
  Thornburg Mortgage, Inc. REIT                    15,100                    373
  Fresh Del Monte Produce Inc.                     14,500                    373
* Alleghany Corp.                                   1,950                    372
  IndyMac Bancorp, Inc. REIT                       14,600                    371
* Borders Group, Inc.                              21,000                    370
* The Neiman Marcus Group, Inc.
   Class A                                         10,100                    370
* Polycom, Inc.                                    26,577                    368
  ArvinMeritor, Inc.                               18,224                    368
  CenterPoint Properties Corp. REIT                 6,000                    368
  Camden Property Trust REIT                       10,500                    367
* Saks Inc.                                        37,736                    366
  MDC Holdings, Inc.                                7,579                    366
* Hovnanian Enterprises Inc. Class A                6,200                    365
  F.N.B. Corp.                                     12,073                    365
* Bio-Rad Laboratories, Inc. Class A                6,600                    365
  International Bancshares Corp.                   10,250                    364
* NBTY, Inc.                                       17,300                    364
* AmeriCredit Corp.                                42,600                    364
  ICN Pharmaceuticals, Inc.                        21,693                    364
  Odyssey Re Holdings Corp.                        17,200                    363
* Advanced Fibre
   Communications, Inc.                            22,300                    363
  Lancaster Colony Corp.                            9,382                    363
  Polaris Industries, Inc.                          5,900                    362
  Boise Cascade Corp.                              15,100                    361
  Valhi, Inc.                                      37,502                    361
  Crane Co.                                        15,850                    359
* WFS Financial, Inc.                              10,676                    358
* Acxiom Corp.                                     23,700                    358
* Valassis Communications, Inc.                    13,900                    358
* Key Energy Services, Inc.                        33,300                    357
* FMC Technologies Inc.                            16,943                    357
  American Capital Strategies, Ltd.                14,300                    357
  Rayonier Inc.                                    10,800                    356
* Apria Healthcare Group Inc.                      14,300                    356
* Mirant Corp.                                    121,745                    353
* Macromedia, Inc.                                 16,733                    352
  Reader's Digest Association, Inc.                26,100                    352
* Avocent Corp.                                    11,712                    351
  Werner Enterprises, Inc.                         16,516                    350
  First Midwest Bancorp, Inc.                      12,143                    350
* Sybase, Inc.                                     25,146                    350
* Cytec Industries, Inc.                           10,342                    350
  Cousins Properties, Inc. REIT                    12,500                    349
  Jefferies Group, Inc.                             7,000                    349
* Affiliated Managers Group, Inc.                   5,700                    347
  Church & Dwight, Inc.                            10,600                    347
  Realty Income Corp. REIT                          9,100                    347
  Imation Corp.                                     9,140                    346
================================================================================
================================================================================
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                SHARES                  (000)
================================================================================
  Ethan Allen Interiors, Inc.                       9,810                    345
  CBL & Associates Properties,
   Inc. REIT                                        8,000                    344
* Red Hat, Inc.                                    45,400                    344
* American Eagle Outfitters, Inc.                  18,950                    343
  UGI Corp. Holding Co.                            10,800                    342
* ITT Educational Services, Inc.                   11,700                    342
* Silicon Laboratories Inc.                        12,800                    341
  Global Payments Inc.                              9,600                    341
  Western Gas Resources, Inc.                       8,600                    341
* Zale Corp.                                        8,500                    340
* AGCO Corp.                                       19,900                    340
  La-Z-Boy Inc.                                    15,147                    339
  Media General, Inc. Class A                       5,900                    337
  Carlisle Co., Inc.                                8,000                    337
* AnnTaylor Stores Corp.                           11,650                    337
* Extended Stay America, Inc.                      24,993                    337
* ResMed Inc.                                       8,600                    337
  The MONY Group Inc.                              12,500                    337
  WGL Holdings Inc.                                12,600                    336
  Cooper Tire & Rubber Co.                         19,100                    336
* American Greetings Corp. Class A                 17,100                    336
* The Yankee Candle Co., Inc.                      14,450                    336
  AptarGroup Inc.                                   9,300                    335
* DoubleClick Inc.                                 36,132                    334
* Interdigital Communications Corp.                14,300                    334
  Piedmont Natural Gas, Inc.                        8,600                    334
* Activision, Inc.                                 25,800                    333
  WPS Resources Corp.                               8,279                    333
* XM Satellite Radio Holdings, Inc.                30,100                    333
  Whitney Holdings Corp.                           10,402                    333
  Seagate Technology                               18,800                    332
  IKON Office Solutions, Inc.                      37,200                    331
* Nextel Partners, Inc.                            45,280                    331
* Respironics, Inc.                                 8,800                    330
  CNF Inc.                                         13,000                    330
  First Industrial Realty Trust REIT               10,400                    329
  Regis Corp.                                      11,310                    329
* Techne Corp.                                     10,800                    328
  Health Care Inc. REIT                            10,700                    326
* OSI Pharmaceuticals, Inc.                        10,122                    326
  HRPT Properties Trust REIT                       35,400                    326
  Blyth, Inc.                                      11,950                    325
* Protein Design Labs, Inc.                        23,200                    324
  Claire's Stores, Inc.                            12,750                    323
  Provident Financial Group, Inc.                  12,600                    323
  Pacific Capital Bancorp                           9,200                    322
* Cytyc Corp.                                      30,600                    322
* Perot Systems Corp.                              28,300                    321
  United Bankshares, Inc.                          11,200                    321
* Cabot Microelectronics Corp.                      6,342                    320
  Airgas, Inc.                                     19,100                    320
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* P.F. Chang's China Bistro, Inc.                   6,500                    320
  Healthcare Realty Trust Inc. REIT                10,944                    319
  LaBranche & Co. Inc.                             15,400                    319
  CMS Energy Corp.                                 39,300                    318
  Regal Entertainment Group
   Class A                                         13,500                    318
  Ventas, Inc. REIT                                21,000                    318
* American Axle &
   Manufacturing Holdings, Inc.                    13,300                    318
* Veridian Corp.                                    9,100                    317
* Pacific Sunwear of California, Inc.              13,150                    317
* Emmis Communications, Inc.                       13,800                    317
  Highwood Properties, Inc. REIT                   14,200                    317
  21st Century Insurance Group                     22,100                    316
  UCBH Holdings, Inc.                              11,000                    315
  Ametek, Inc.                                      8,600                    315
* Crown Holdings, Inc.                             44,122                    315
  Commerce Group, Inc.                              8,700                    315
* Atmel Corp.                                     124,400                    315
* Earthlink, Inc.                                  39,887                    315
  Polo Ralph Lauren Corp.                          12,200                    315
* Radio One, Inc. Class D                          17,700                    315
* Martek Biosciences Corp.                          7,300                    313
  Essex Property Trust, Inc. REIT                   5,466                    313
  Kennametal, Inc.                                  9,200                    311
  Arch Coal, Inc.                                  13,536                    311
  Downey Financial Corp.                            7,500                    310
* Scholastic Corp.                                 10,400                    310
* Marvel Enterprises Inc.                          16,200                    309
  Grey Global Group Inc.                              400                    309
* Cree, Inc.                                       18,908                    308
  Shurgard Storage Centers, Inc.
   Class A REIT                                     9,300                    308
* Hyperion Solutions Corp.                          9,079                    307
  IDEX Corp.                                        8,450                    306
* Forest Oil Corp.                                 12,190                    306
  Worthington Industries, Inc.                     22,850                    306
* Gateway, Inc.                                    83,856                    306
* INAMED Corp.                                      5,700                    306
  Florida Rock Industries, Inc.                     7,400                    305
* Select Medical Corp.                             12,300                    305
* GlobespanVirata, Inc.                            37,010                    305
* Varian, Inc.                                      8,800                    305
* Integrated Device Technology Inc.                27,600                    305
* Charter Communications, Inc.                     76,665                    304
  Albemarle Corp.                                  10,870                    304
* Panera Bread Co.                                  7,600                    304
  Roper Industries Inc.                             8,172                    304
  Staten Island Bancorp, Inc.                      15,600                    304
* United Stationers, Inc.                           8,400                    304
  Diagnostic Products Corp.                         7,400                    304
  Dillard's Inc.                                   22,539                    304
================================================================================
20
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* IDEXX Laboratories Corp.                          9,000                    303
* Louisiana-Pacific Corp.                          27,949                    303
  Prentiss Properties Trust REIT                   10,100                    303
  First Citizens BancShares Class A                 3,000                    303
  Thor Industries, Inc.                             7,400                    302
* Novell, Inc.                                     98,034                    302
  Westar Energy, Inc.                              18,600                    302
  Citizens Banking Corp.                           11,272                    302
* Overture Services, Inc.                          16,600                    301
* Take-Two Interactive Software, Inc.              10,600                    300
  Superior Industries
   International, Inc.                              7,200                    300
  Atmos Energy Corp.                               12,100                    300
  Energen Corp.                                     9,000                    300
  Hilb, Rogal and Hamilton Co.                      8,800                    300
* Premcor, Inc.                                    13,900                    300
  W Holding Co., Inc.                              17,700                    299
* Service Corp. International                      77,381                    299
* Affymetrix, Inc.                                 15,100                    298
  Hollinger International, Inc.                    27,600                    297
  Fremont General Corp.                            21,600                    296
  Speedway Motorsports, Inc.                       11,000                    295
* Electronics for Imaging, Inc.                    14,500                    294
  DQE Inc.                                         19,350                    292
  First BanCorp Puerto Rico                        10,600                    291
* Boyd Gaming Corp.                                16,800                    290
  Heritage Property Investment
   Trust REIT                                      10,700                    290
  Skywest, Inc.                                    15,200                    290
* Conexant Systems, Inc.                           69,414                    290
  Patina Oil & Gas Corp.                            9,000                    289
* Vertex Pharmaceuticals, Inc.                     19,802                    289
* Stone Energy Corp.                                6,884                    289
* Heartland Express, Inc.                          12,957                    288
* Southern Union Co.                               17,017                    288
* Quest Software, Inc.                             24,200                    288
* Hercules, Inc.                                   29,075                    288
* R.H. Donnelley Corp.                              7,880                    287
  Alpharma, Inc. Class A                           13,300                    287
* TIBCO Software Inc.                              56,257                    286
* 7-Eleven, Inc.                                   27,140                    286
  The South Financial Group, Inc.                  12,269                    286
* Southwest Bancorporation of
   Texas, Inc.                                      8,800                    286
* Cymer, Inc.                                       8,900                    285
  Westcorp, Inc.                                   10,170                    285
* RF Micro Devices, Inc.                           47,300                    285
  AmerUs Group Co.                                 10,084                    284
* Beazer Homes USA, Inc.                            3,400                    284
  Alexander & Baldwin, Inc.                        10,700                    284
  New Century Financial Corp.                       6,500                    284
* Tom Brown, Inc.                                  10,200                    283
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* Fossil, Inc.                                     12,025                    283
  Allegheny Energy, Inc.                           33,500                    283
  Briggs & Stratton Corp.                           5,600                    283
  Sensient Technologies Corp.                      12,300                    283
* Flowserve Corp.                                  14,340                    282
  Standard Pacific Corp.                            8,500                    282
  Perrigo Co.                                      18,000                    282
* Covance, Inc.                                    15,525                    281
* BJ's Wholesale Club, Inc.                        18,600                    280
* Sonus Networks, Inc.                             55,600                    280
  Universal Corp. (VA)                              6,600                    279
  Community First Bankshares, Inc.                 10,200                    278
  Cooper Cos., Inc.                                 8,000                    278
* United Online, Inc.                              10,976                    278
* Siliconix, Inc.                                   7,700                    278
  Corn Products International, Inc.                 9,250                    278
* Houston Exploration Co.                           8,000                    278
  Washington REIT                                  10,200                    277
* RealNetworks, Inc.                               40,884                    277
* Mentor Graphics Corp.                            19,100                    277
* Semtech Corp.                                    19,400                    276
* Tuesday Morning Corp.                            10,500                    276
* Investment Technology Group, Inc.                14,825                    276
  SL Green Realty Corp. REIT                        7,900                    276
  Greater Bay Bancorp                              13,358                    274
* United Rentals, Inc.                             19,750                    274
* Arbitron Inc.                                     7,680                    274
* Kroll Inc.                                       10,100                    273
* Evergreen Resources, Inc.                         5,000                    272
  Chittenden Corp.                                  9,898                    271
  PNM Resources Inc.                               10,100                    270
* Sycamore Networks, Inc.                          70,500                    270
* Spinnaker Exploration Co.                        10,300                    270
* FTI Consulting, Inc.                             10,800                    270
* Linens 'n Things, Inc.                           11,400                    269
* Legato Systems, Inc.                             32,036                    269
* Ultra Petroleum Corp.                            20,800                    269
* Hollywood Entertainment Corp.                    15,600                    268
* Commonwealth Telephone
   Enterprises, Inc.                                6,099                    268
* Accredo Health, Inc.                             12,301                    268
  Texas Regional Bancshares, Inc.                   7,702                    267
* Fidelity National Information
   Solutions, Inc.                                 10,200                    266
* USG Corp.                                        14,000                    266
* FLIR Systems, Inc.                                8,800                    265
  Great Lakes Chemical Corp.                       13,000                    265
* Choice Hotel International, Inc.                  9,700                    265
* Ascential Software Corp.                         16,091                    264
* Intergraph Corp.                                 12,300                    264
* Kronos, Inc.                                      5,200                    264
* CEC Entertainment Inc.                            7,150                    264
================================================================================
================================================================================
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                SHARES                  (000)
================================================================================
  Invacare Corp.                                    8,000                    264
  Olin Corp.                                       15,400                    263
  Airborne, Inc.                                   12,600                    263
* Vitesse Semiconductor Corp.                      53,500                    263
* Hutchinson Technology, Inc.                       8,000                    263
* Avid Technology, Inc.                             7,500                    263
  The Toro Co.                                      6,600                    262
* Varian Semiconductor Equipment
   Associates, Inc.                                 8,800                    262
* Sylvan Learning Systems, Inc.                    11,466                    262
  Alfa Corp.                                       20,600                    262
  Oshkosh Truck Corp.                               4,400                    261
  Callaway Golf Co.                                19,600                    259
  Taubman Co. REIT                                 13,500                    259
* Continental Airlines, Inc. Class B               17,250                    258
* Sybron Dental Specialties, Inc.                  10,936                    258
  Minerals Technologies, Inc.                       5,300                    258
* Plantronics, Inc.                                11,900                    258
* Landstar System, Inc.                             4,100                    258
* Sonic Corp.                                      10,125                    257
  IDACORP, Inc.                                     9,800                    257
* CACI International, Inc.                          7,500                    257
  Post Properties, Inc. REIT                        9,700                    257
* Macrovision Corp.                                12,900                    257
* Entegris Inc.                                    19,100                    257
  Equity One, Inc. REIT                            15,650                    257
  Massey Energy Co.                                19,500                    256
* Waste Connections, Inc.                           7,300                    256
* Trimeris, Inc.                                    5,600                    256
* Genta Inc.                                       19,200                    256
* Allmerica Financial Corp.                        14,189                    255
* Silicon Valley Bancshares                        10,700                    255
* Dionex Corp.                                      6,400                    254
  First Niagara Financial Group, Inc.              18,214                    254
* Meridian Gold Co.                                22,100                    254
  Home Properties of New York,
   Inc. REIT                                        7,200                    254
* ExpressJet Holdings, Inc.                        16,800                    254
* Gen-Probe Inc.                                    6,200                    253
* AirTran Holdings, Inc.                           24,200                    253
* Cerner Corp.                                     11,000                    252
  Delphi Financial Group, Inc.                      5,391                    252
* VISX Inc.                                        14,516                    252
  Arrow International, Inc.                         5,700                    252
* Alliance Gaming Corp.                            13,300                    251
  Bob Evans Farms, Inc.                             9,100                    251
  Clarcor Inc.                                      6,500                    251
* Cimarex Energy Co.                               10,537                    250
* Arch Capital Group Ltd.                           7,200                    250
* Jack in the Box Inc.                             11,200                    250
* Cox Radio, Inc.                                  10,800                    250
  Flowers Foods, Inc.                              12,615                    249
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  State Auto Financial Corp.                       11,100                    249
  Fred's, Inc.                                      6,700                    249
  Black Hills Corp.                                 8,100                    249
* Genencor International Inc.                      15,096                    249
  New Jersey Resources Corp.                        7,000                    249
* Anteon International Corp.                        8,900                    248
* Northwest Airlines Corp. Class A                 22,000                    248
  Commercial Federal Corp.                         11,711                    248
* Documentum, Inc.                                 12,600                    248
* K-V Pharmaceutical Co. Class A                    8,875                    247
* Micrel, Inc.                                     23,700                    246
* Cognex Corp.                                     11,000                    246
* Catalina Marketing Corp.                         13,920                    246
* SCP Pool Corp.                                    7,100                    244
* Odyssey Healthcare, Inc.                          6,600                    244
  UMB Financial Corp.                               5,752                    244
* Hanover Compressor Co.                           21,500                    243
* Tetra Tech, Inc.                                 14,175                    243
* Skyworks Solutions, Inc.                         35,790                    242
* Mueller Industries Inc.                           8,900                    241
  Susquehanna Bancshares, Inc.                     10,325                    241
  York International Corp.                         10,300                    241
* Terex Corp.                                      12,300                    240
* Keane, Inc.                                      17,600                    240
* NetIQ Corp.                                      15,469                    239
* Dade Behring Holdings Inc.                       10,400                    239
* Knight Transportation, Inc.                       9,590                    239
* Tractor Supply Co.                                5,000                    239
* The Titan Corp.                                  23,200                    239
* Lattice Semiconductor Corp.                      29,000                    239
* Andrew Corp.                                     25,930                    239
* MKS Instruments, Inc.                            13,200                    239
* Cumulus Media Inc.                               12,600                    239
* OfficeMax, Inc.                                  36,400                    238
  The Goodyear Tire & Rubber Co.                   45,387                    238
* Abgenix, Inc.                                    22,700                    238
* Pacer International, Inc.                        12,600                    238
  Rollins, Inc.                                    12,600                    238
  Visteon Corp.                                    34,552                    237
  Ferro Corp.                                      10,500                    237
* Biosite Inc.                                      4,900                    236
* Exult Inc.                                       27,500                    236
* American Financial Realty
   Trust REIT                                      15,800                    236
  Overseas Shipholding Group Inc.                  10,700                    236
* ADVO, Inc.                                        5,300                    235
* Pediatrix Medical Group, Inc.                     6,600                    235
* Simpson Manufacturing Co.                         6,400                    234
* Unit Corp.                                       11,200                    234
  Wolverine World Wide, Inc.                       12,150                    234
* Esperion Therapeutics, Inc.                      11,900                    233
* Christopher & Banks Corp.                         6,300                    233
================================================================================
22
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Novastar Financial, Inc. REIT                     3,900                    233
* SERENA Software, Inc.                            11,150                    233
  Mentor Corp.                                     12,008                    233
* The Medicines Co.                                11,800                    232
  ABM Industries Inc.                              15,000                    231
* Quiksilver, Inc.                                 14,000                    231
* Men's Wearhouse, Inc.                            10,550                    231
  Albany International Corp.                        8,400                    230
* WilTel Communications, Inc.                      15,605                    230
* Lexar Media, Inc.                                24,060                    230
  Cabot Oil & Gas Corp.                             8,300                    229
* Dycom Industries, Inc.                           14,000                    228
  LNR Property Corp.                                6,100                    228
  K-Swiss, Inc.                                     6,600                    228
* Mediacom Communications Corp.                    23,080                    228
* Anixter International Inc.                        9,700                    227
* KEMET Corp.                                      22,400                    226
* Philadelphia Consolidated
   Holding Corp.                                    5,600                    226
  Owens & Minor, Inc. Holding Co.                  10,100                    226
* Copart, Inc.                                     23,850                    225
  Reckson Associates Realty
   Corp. REIT                                      10,800                    225
* Corrections Corp. of America REIT                 8,874                    225
  East West Bancorp, Inc.                           6,200                    224
  Brandywine Realty Trust REIT                      9,100                    224
  MAF Bancorp, Inc.                                 6,025                    223
  LandAmerica Financial Group, Inc.                 4,700                    223
  Lincoln Electric Holdings, Inc.                  10,900                    222
  John H. Harland Co.                               8,500                    222
* Rare Hospitality International Inc.               6,800                    222
* Maverick Tube Corp.                              11,600                    222
  The Phoenix Cos., Inc.                           24,600                    222
  Acuity Brands, Inc.                              12,212                    222
* NPS Pharmaceuticals Inc.                          9,100                    221
* Barra, Inc.                                       6,200                    221
* Payless ShoeSource, Inc.                         17,696                    221
  Capital Automotive REIT                           7,900                    221
  MacDermid, Inc.                                   8,400                    221
* BlackRock, Inc.                                   4,900                    221
  CH Energy Group, Inc.                             4,900                    221
  Alexandria Real Estate Equities,
   Inc. REIT                                        4,900                    220
  Weis Markets, Inc.                                7,100                    220
  CVB Financial Corp.                              11,275                    220
* ATMI, Inc.                                        8,800                    220
  Tupperware Corp.                                 15,300                    220
* Thomas & Betts Corp.                             15,200                    220
* CV Therapeutics, Inc.                             7,400                    219
  Trinity Industries, Inc.                         11,850                    219
* Priceline.com, Inc.                               9,766                    219
  Hughes Supply, Inc.                               6,300                    219
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Colonial Properties Trust REIT                    6,200                    218
  Delta & Pine Land Co.                             9,921                    218
* Hot Topic, Inc.                                   8,100                    218
* Watson Wyatt & Co. Holdings                       9,400                    218
* UNOVA, Inc.                                      19,600                    218
Brookline Bancorp, Inc.                            15,526                    217
* Thoratec Corp.                                   14,587                    217
  Kilroy Realty Corp. REIT                          7,900                    217
  Black Box Corp.                                   6,000                    217
* National Processing, Inc.                        13,500                    217
* Adaptec, Inc.                                    27,900                    217
* Price Communications Corp.                       16,800                    217
  Liberty Corp.                                     5,100                    217
  Federal Signal Corp.                             12,333                    217
  Chateau Communities, Inc. REIT                    7,300                    216
* Borland Software Corp.                           22,100                    216
  Kelly Services, Inc. Class A                      9,200                    216
* Priority Healthcare Corp. Class B                11,618                    216
  Vintage Petroleum, Inc.                          19,100                    215
* Cal Dive International, Inc.                      9,876                    215
* LifePoint Hospitals, Inc.                        10,266                    215
* Quanta Services, Inc.                            30,250                    215
  Strayer Education, Inc.                           2,700                    215
* WCI Communities, Inc.                            11,150                    214
  GATX Corp.                                       13,100                    214
* UnitedGlobalCom Inc. Class A                     41,400                    214
* Penn National Gaming, Inc.                       10,400                    214
* CTI Molecular Imaging, Inc.                      11,300                    214
  Banta Corp.                                       6,600                    214
  Impac Mortgage Holdings, Inc. REIT               12,800                    214
  Senior Housing Properties
   Trust REIT                                      15,730                    213
  Corus Bankshares Inc.                             4,400                    213
* Oakley, Inc.                                     18,100                    213
  Cleco Corp.                                      12,300                    213
  A.O. Smith Corp.                                  7,550                    213
  TrustCo Bank NY                                  19,174                    212
* Guitar Center, Inc.                               7,300                    212
  Pacific Northwest Bancorp                         6,086                    212
  Northwest Natural Gas Co.                         7,750                    211
* LendingTree, Inc.                                 8,600                    211
* Manhattan Associates, Inc.                        8,100                    210
* Ariba, Inc.                                      70,770                    210
* FMC Corp.                                         9,273                    210
  Cathay Bancorp, Inc.                              4,700                    210
  R.L.I. Corp.                                      6,362                    209
* Power Integrations, Inc.                          8,600                    209
  Kellwood Co.                                      6,600                    209
* Cobalt Corp.                                     10,100                    208
  Nordson Corp.                                     8,700                    207
  NL Industries, Inc.                              12,200                    207
* PRIMEDIA Inc.                                    67,854                    207
================================================================================
================================================================================
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                SHARES                  (000)
================================================================================
* Ohio Casualty Corp.                              15,700                    207
* Parametric Technology Corp.                      67,784                    207
  Casey's General Stores, Inc.                     14,600                    206
* Leapfrog Enterprises, Inc.                        6,484                    206
  The Trust Co. of New Jersey                       6,800                    206
  Dime Community Bancshares                         8,075                    206
* Progress Software Corp.                           9,900                    205
  Mine Safety Appliances Co.                        4,700                    205
  Granite Construction Co.                         10,700                    205
  The Brink's Co.                                  14,060                    205
  Analogic Corp.                                    4,200                    205
  Burlington Coat Factory
   Warehouse Corp.                                 11,440                    205
  IMC Global Inc.                                  30,489                    205
* Insight Communications Co., Inc.                 15,500                    204
* Trimble Navigation Ltd.                           8,900                    204
  Glimcher Realty Trust REIT                        9,100                    204
  Farmer Brothers, Inc.                               600                    204
  Redwood Trust, Inc. REIT                          5,100                    204
  Commercial Net Lease Realty REIT                 11,800                    203
* Integra LifeSciences Holdings                     7,700                    203
  Nationwide Health Properties,
   Inc. REIT                                       12,700                    202
* Shuffle Master, Inc.                              6,873                    202
* Advanced Neuromodulation
   Systems, Inc.                                    3,900                    202
  Crompton Corp.                                   28,637                    202
* Denbury Resources, Inc.                          15,000                    201
* Verint Systems Inc.                               7,900                    201
  Matthews International Corp.                      8,100                    201
  Sun Communities, Inc. REIT                        5,100                    200
  Manufactured Home
   Communities, Inc. REIT                           5,700                    200
  Brady Corp. Class A                               6,000                    200
* Applera Corp.-
   Celera Genomics Group                           19,380                    200
  Waypoint Financial Corp.                         11,083                    200
* ProAssurance Corp.                                7,400                    200
* Lone Star Technologies, Inc.                      9,400                    199
  Republic Bancorp, Inc.                           14,810                    199
* Entravision Communications Corp.                 17,500                    199
  Avista Corp.                                     14,000                    198
  St. Mary Land & Exploration Co.                   7,244                    198
* VCA Antech, Inc.                                 10,100                    198
  UniSource Energy Corp.                           10,500                    197
* Meritage Corp.                                    4,000                    197
  First Commonwealth
   Financial Corp.                                 15,200                    197
  Northwest Bancorp, Inc.                          12,300                    197
  Harbor Florida Bancshares, Inc.                   8,200                    196
* Grey Wolf, Inc.                                  48,600                    196
  Cato Corp. Class A                                9,300                    196
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  IHOP Corp.                                        6,200                    196
* Genesis Health Ventures, Inc.                    11,065                    195
* Sonic Automotive, Inc.                            8,900                    195
* IGEN International, Inc.                          6,200                    195
  Engineered Support Systems, Inc.                  4,650                    195
* Wynn Resorts Ltd.                                11,000                    195
  PS Business Parks, Inc. REIT                      5,500                    194
* Benchmark Electronics, Inc.                       6,300                    194
  Lennox International Inc.                        15,040                    194
* Journal Register Co.                             10,700                    194
  Cubic Corp.                                       8,700                    193
  Santander BanCorp                                11,785                    193
* Symyx Technologies, Inc.                         11,800                    193
* EMCOR Group, Inc.                                 3,900                    193
  Centex Construction Products, Inc.                4,800                    192
* Kansas City Southern                             15,950                    192
  BankAtlantic Bancorp, Inc. Class A               16,135                    192
* American Italian Pasta Co.                        4,600                    192
* Alkermes, Inc.                                   17,820                    192
* MSC Industrial Direct Co., Inc.
   Class A                                         10,700                    192
* Enzo Biochem, Inc.                                8,891                    191
* MICROS Systems, Inc.                              5,800                    191
* FileNET Corp.                                    10,600                    191
* Aeropostale, Inc.                                 8,900                    191
  Net.Bank, Inc.                                   14,522                    191
  Brown Shoe Co., Inc.                              6,400                    191
  Gables Residential Trust REIT                     6,300                    190
* Ligand Pharmaceuticals Inc. Class B              14,000                    190
  Ruddick Corp.                                    12,100                    190
  Russ Berrie and Co., Inc.                         5,200                    190
* SEACOR SMIT Inc.                                  5,200                    190
* United Auto Group, Inc.                           8,700                    189
* CSG Systems International, Inc.                  13,400                    189
  S & T Bancorp, Inc.                               6,900                    189
* Align Technology, Inc.                           15,070                    189
* Southwestern Energy Co.                          12,600                    189
* Kirby Corp.                                       6,700                    189
  USF Corp.                                         7,000                    189
  Horace Mann Educators Corp.                      11,700                    189
* UICI                                             12,500                    188
  Hancock Holding Co.                               4,000                    188
  MB Financial, Inc.                                4,700                    188
* Ralcorp Holdings, Inc.                            7,533                    188
* EGL, Inc.                                        12,350                    188
  Provident Bankshares Corp.                        7,380                    188
* Zymogenetics, Inc.                               16,075                    187
* MGI Pharma, Inc.                                  7,300                    187
* United Defense Industries Inc.                    7,200                    187
  National Penn Bancshares Inc.                     6,649                    187
* Renaissance Learning, Inc.                        8,500                    186
* Joy Global Inc.                                  12,600                    186
================================================================================
24
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Winnebago Industries, Inc.                        4,900                    186
* Universal Compression
   Holdings, Inc.                                   8,900                    186
  First Financial Bancorp                          11,582                    185
* MedQuist, Inc.                                    9,151                    185
* MAXIMUS, Inc.                                     6,700                    185
  NBT Bancorp, Inc.                                 9,553                    185
* Advanced Digital Information Corp.               18,500                    185
* First Federal Financial Corp.                     5,232                    185
  Glatfelter                                       12,500                    184
* Internet Security Systems, Inc.                  12,700                    184
  Vector Group Ltd.                                10,515                    184
  Chemical Financial Corp.                          6,173                    184
  Anchor Bancorp Wisconsin Inc.                     7,700                    184
* Superior Energy Services, Inc.                   19,400                    184
  Franklin Electric, Inc.                           3,300                    184
* Tanox, Inc.                                      11,424                    183
* AmSurg Corp.                                      6,000                    183
* Triarc Cos., Inc. Class A                         6,100                    183
* Knight Trading Group, Inc.                       29,400                    183
  Potlatch Corp.                                    7,100                    183
  Modine Manufacturing Co.                          9,438                    183
  Kimball International, Inc. Class B              11,700                    183
  Russell Corp.                                     9,600                    182
  Southwest Gas Corp.                               8,600                    182
* Digital Insight Corp.                             9,560                    182
  Baldor Electric Co.                               8,800                    181
* Sierra Pacific Resources                         30,476                    181
  Anthracite Capital Inc. REIT                     15,000                    181
* CUNO Inc.                                         5,000                    181
  The Pep Boys (Manny, Moe & Jack)                 13,340                    180
* United Natural Foods, Inc.                        6,400                    180
  Harleysville Group, Inc.                          7,800                    180
  Alabama National BanCorporation                   3,700                    179
* CNET Networks, Inc.                              28,731                    179
  Bandag, Inc.                                      4,800                    179
* Ryan's Family Steak Houses, Inc.                 12,750                    179
* ProQuest Co.                                      6,900                    178
  Otter Tail Corp.                                  6,596                    178
* Gaylord Entertainment Co. Class A                 9,083                    178
  Central Pacific Financial Co.                     6,400                    177
  First Sentinel Bancorp Inc.                      11,100                    177
* Oceaneering International, Inc.                   6,910                    177
* Regeneron Pharmaceuticals, Inc.                  11,200                    176
* CompuCredit Corp.                                14,500                    176
  Irwin Financial Corp.                             6,800                    176
* Yellow Corp.                                      7,600                    176
  Wabtec Corp.                                     12,614                    175
* Radio One, Inc.                                   9,800                    175
* THQ Inc.                                          9,700                    175
* Jo-Ann Stores, Inc. Class A                       6,900                    175
* DSP Group Inc.                                    8,100                    174
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* Western Wireless Corp. Class A                   15,100                    174
  Oriental Financial Group Inc.                     6,762                    174
  Charter Financial Corp.                           6,100                    172
  Landry's Restaurants, Inc.                        7,300                    172
  Amcore Financial, Inc.                            7,400                    172
* Pinnacle Systems, Inc.                           16,100                    172
* Actuant Corp.                                     3,640                    172
* United Therapeutics Corp.                         7,900                    172
* Imagistics International Inc.                     6,657                    172
  Wausau-Mosinee Paper Corp.                       15,326                    172
* Too Inc.                                          8,469                    171
  Florida East Coast Industries, Inc.
   Class A                                          6,700                    171
* MPS Group, Inc.                                  24,854                    171
* Aztar Corp.                                      10,600                    171
* Syntel, Inc.                                     10,850                    171
* Tekelec                                          15,100                    171
  Selective Insurance Group                         6,800                    170
  UIL Holdings Corp.                                4,200                    170
  PFF Bancorp, Inc.                                 4,400                    170
* NetFlix.com, Inc.                                 6,650                    170
  Spartech Corp.                                    8,000                    170
* US Oncology, Inc.                                22,950                    170
* Lin TV Corp.                                      7,200                    170
* Viasys Healthcare Inc.                            8,174                    169
* CDI Corp.                                         6,500                    169
* Chiquita Brands International, Inc.              11,636                    169
* Group 1 Automotive, Inc.                          5,200                    169
* FormFactor Inc.                                   9,500                    168
* SurModics, Inc.                                   5,500                    168
  CARBO Ceramics Inc.                               4,500                    168
* Maguire Properties, Inc. REIT                     8,700                    167
* Forward Air Corp.                                 6,600                    167
  Hugoton Royalty Trust                             9,100                    167
* AMERIGROUP Corp.                                  4,500                    167
* Rogers Corp.                                      5,000                    167
  Georgia Gulf Corp.                                8,400                    166
* Coherent, Inc.                                    7,000                    166
  Summit Properties, Inc. REIT                      8,000                    165
* Alexander's, Inc. REIT                            1,977                    165
* ILEX Oncology, Inc.                               8,500                    165
* ANSYS, Inc.                                       5,300                    165
* Kyphon Inc.                                      10,900                    165
  Sterling Bancshares, Inc.                        12,600                    165
  Glenborough Realty Trust, Inc. REIT               8,600                    165
  NACCO Industries, Inc. Class A                    2,791                    165
  Curtiss-Wright Corp.                              2,600                    164
  Arkansas Best Corp.                               6,900                    164
* Stage Stores, Inc.                                6,975                    164
  Great American Financial
   Resources, Inc.                                 12,500                    164
* TBC Corp.                                         8,600                    164
================================================================================
================================================================================
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                SHARES                  (000)
================================================================================
  MGE Energy, Inc.                                  5,200                    164
  Coca-Cola Bottling Co.                            3,000                    164
* WMS Industries, Inc.                             10,500                    164
  Harleysville National Corp.                       6,048                    164
  Penn Virginia Corp.                               3,800                    163
* Six Flags, Inc.                                  24,100                    163
  NDCHealth Corp.                                   8,900                    163
* BankUnited Financial Corp.                        8,100                    163
* Hain Celestial Group, Inc.                       10,200                    163
* BioMarin Pharmaceutical Inc.                     16,700                    163
* Inveresk Research Group Inc.                      9,000                    163
  USEC Inc.                                        23,200                    163
  Holly Corp.                                       5,900                    163
  Kansas City Life Insurance Co.                    3,800                    163
* Papa John's International, Inc.                   5,800                    163
* Silgan Holdings, Inc.                             5,200                    163
  FBL Financial Group, Inc. Class A                 8,071                    163
  M/I Schottenstein Homes, Inc.                     3,800                    162
* Alaris Medical, Inc.                             12,500                    162
* Electronics Boutique Holdings Corp.               7,000                    162
* La Quinta Corp. REIT                             37,533                    162
* Steel Dynamics, Inc.                             11,800                    162
* Wright Medical Group, Inc.                        8,500                    162
  Reliance Steel & Aluminum Co.                     7,800                    161
* InterMune Inc.                                   10,000                    161
  H.B. Fuller Co.                                   7,300                    161
* Cost Plus, Inc.                                   4,500                    160
* El Paso Electric Co.                             13,000                    160
* School Specialty, Inc.                            5,627                    160
* Quantum Corp.                                    39,500                    160
* Orbital Sciences Corp.                           21,900                    160
  Zenith National Insurance Corp.                   5,600                    160
  Longs Drug Stores, Inc.                           9,600                    159
* Wilson Greatbatch
   Technologies, Inc.                               4,400                    159
  Cambrex Corp.                                     6,900                    159
* Iomega Corp.                                     14,980                    159
* Newport Corp.                                    10,700                    158
  First Charter Corp.                               9,100                    158
* Atrix Laboratories, Inc.                          7,200                    158
  United National Bancorp                           5,738                    158
* Vicuron Pharmaceuticals Inc.                     11,141                    158
  Westbanco Inc.                                    6,500                    158
* CSK Auto Corp.                                   10,900                    158
* Extreme Networks, Inc.                           29,700                    157
* Credit Acceptance Corp.                          15,600                    157
* The Warnaco Group, Inc.                          11,700                    157
  Value Line, Inc.                                  3,200                    157
* Photronics Inc.                                   9,000                    157
* Pre-Paid Legal Services, Inc.                     6,400                    157
  Walter Industries, Inc.                          13,300                    156
* Magma Design Automation, Inc.                     9,100                    156
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* Triad Guaranty, Inc.                              4,100                    156
  The Laclede Group, Inc.                           5,800                    155
  National Health Investors REIT                    8,400                    155
  United Community Banks, Inc.                      6,200                    155
  Landauer, Inc.                                    3,700                    155
* Penwest Pharmaceuticals Co.                       6,350                    155
* Dendrite International, Inc.                     12,000                    155
* Echelon Corp.                                    11,200                    154
  Kaydon Corp.                                      7,400                    154
  G & K Services, Inc. Class A                      5,200                    154
* infoUSA Inc.                                     18,984                    154
  Independent Bank Corp. (MI)                       5,985                    154
* Eclipsys Corp.                                   14,700                    153
* Ultratech, Inc.                                   8,300                    153
* Quicksilver Resources, Inc.                       6,400                    153
  Millennium Chemicals, Inc.                       16,100                    153
* bebe stores, inc                                  8,000                    153
  Inter-Tel, Inc.                                   7,200                    153
  Pennsylvania REIT                                 5,100                    153
* Magnum Hunter Resources Inc.                     19,112                    153
* The Gymboree Corp.                                9,100                    153
* CONMED Corp.                                      8,359                    153
* Hydrill Co.                                       5,600                    153
* SciClone Pharmaceuticals, Inc.                   17,800                    152
  Empire District Electric Co.                      7,000                    152
* Littelfuse, Inc.                                  6,800                    152
  Getty Realty Holding Corp. REIT                   6,800                    152
* TETRA Technologies, Inc.                          5,100                    151
* The Children's Place
   Retail Stores, Inc.                              7,600                    151
* Sinclair Broadcast Group, Inc.                   13,000                    151
* Remington Oil & Gas Corp.                         8,200                    151
* Technitrol, Inc.                                 10,000                    151
* Exar Corp.                                        9,500                    150
* Hecla Mining Co.                                 35,500                    150
* E-LOAN, Inc.                                     25,700                    150
* Atlantic Coast Airlines Holdings Inc.            11,100                    150
* Actel Corp.                                       7,300                    150
* Impax Laboratories, Inc.                         12,474                    150
  Greif Inc. Class A                                6,500                    150
* Ventana Medical Systems, Inc.                     5,500                    149
* Axcelis Technologies, Inc.                       24,422                    149
  Commercial Metals Co.                             8,400                    149
  Churchill Downs, Inc.                             3,900                    149
* IDX Systems Corp.                                 9,600                    149
* Charming Shoppes, Inc.                           29,900                    149
  Chesapeake Corp. of Virginia                      6,800                    149
* Checkpoint Systems, Inc.                         10,500                    149
* F5 Networks, Inc.                                 8,800                    148
  Blockbuster Inc. Class A                          8,800                    148
  Community Bank System, Inc.                       3,900                    148
* World Acceptance Corp.                            9,100                    148
================================================================================
26
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* W-H Energy Services, Inc.                         7,600                    148
  The Marcus Corp.                                  9,900                    148
  Wintrust Financial Corp.                          5,000                    148
  Texas Industries, Inc.                            6,200                    148
* UTStarcom, Inc.                                   4,140                    147
* Remec, Inc.                                      21,150                    147
  Parkway Properties Inc. REIT                      3,500                    147
  Regal-Beloit Corp.                                7,700                    147
* OmniVision Technologies, Inc.                     4,700                    147
* Itron, Inc.                                       6,800                    147
* Comstock Resources, Inc.                         10,700                    146
* CommScope, Inc.                                  15,400                    146
  ElkCorp                                           6,500                    146
  Mid-State Bancshares                              7,400                    146
* Pozen Inc.                                       13,300                    146
* Boca Resorts, Inc. Class A                       11,200                    146
  Tecumseh Products Co. Class A                     3,800                    146
* Encore Acquisition Co.                            7,600                    146
* Sunrise Senior Living, Inc.                       6,500                    145
  Riviana Foods, Inc.                               5,400                    145
* Insituform Technologies Inc. Class A              8,200                    145
  The Manitowoc Co., Inc.                           6,500                    145
  Pulitzer, Inc.                                    2,933                    145
* Telik, Inc.                                       9,000                    145
* FEI Co.                                           7,700                    144
* Tradestation Group Inc.                          14,060                    144
* Handleman Co.                                     9,000                    144
* Wabash National Corp.                            10,250                    144
* Photon Dynamics, Inc.                             5,200                    144
* National Western Life
   Insurance Co. Class A                            1,300                    144
* Offshore Logistics, Inc.                          6,600                    144
* ValueClick, Inc.                                 23,790                    143
  Bank Mutual Corp.                                 4,400                    143
* Westell Technologies, Inc.                       16,500                    143
  Roadway Corp.                                     5,000                    143
* Aeroflex, Inc.                                   18,430                    143
* Argosy Gaming Co.                                 6,800                    142
  Woodward Governor Co.                             3,300                    142
  Stewart & Stevenson Services, Inc.                9,000                    142
  Sovran Self Storage, Inc. REIT                    4,500                    142
* Enzon Pharmaceuticals, Inc.                      11,300                    141
  Schnitzer Steel Industries, Inc.
   Class A                                          3,200                    141
  Watts Industries Class A                          7,900                    141
* Goody's Family Clothing                          16,300                    141
* Bright Horizons Family
   Solutions, Inc.                                  4,200                    141
  CB Bancshares Inc. (HI)                           2,268                    141
* WebEx Communications, Inc.                       10,100                    141
* Inet Technologies, Inc.                          14,100                    141
  Riggs National Corp.                              9,200                    140
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* Opsware, Inc.                                    34,800                    140
* Navigant Consulting, Inc.                        11,800                    140
  Town & Country Trust REIT                         6,000                    140
  Alberto-Culver Co. Class A                        2,800                    139
  Watsco, Inc.                                      8,400                    139
  Sandy Spring Bancorp, Inc.                        4,400                    139
* Digene Corp.                                      5,100                    139
* Tejon Ranch Co.                                   4,610                    139
  Interstate Bakeries Corp.                        10,900                    138
* Palm Harbor Homes, Inc.                           7,300                    138
* Scientific Games Corp.                           14,700                    138
  OceanFirst Financial Corp.                        5,650                    138
  Community Trust Bancorp Inc.                      5,280                    138
  EastGroup Properties, Inc. REIT                   5,100                    138
  The Stride Rite Corp.                            13,800                    137
* Nautica Enterprises, Inc.                        10,700                    137
* AMN Healthcare Services, Inc.                    10,800                    137
  Lone Star Steakhouse &
   Saloon, Inc.                                     6,300                    137
* Advent Software, Inc.                             8,100                    137
* Ocular Sciences, Inc.                             6,900                    137
  Hudson River Bancorp. Inc.                        4,900                    137
* Advanced Energy Industries, Inc.                  9,600                    137
* ShopKo Stores, Inc.                              10,500                    137
* Helen of Troy Ltd.                                9,000                    136
* Urban Outfitters, Inc.                            3,800                    136
* Centennial Communications Corp.
   Class A                                         34,100                    136
* Tularik, Inc.                                    13,722                    136
* Veeco Instruments, Inc.                           8,000                    136
* Secure Computing Corp.                           15,600                    136
* Avatar Holding, Inc.                              4,500                    136
* Stewart Enterprises, Inc. Class A                31,600                    136
* ChipPAC, Inc.                                    17,700                    136
  Bowne & Co., Inc.                                10,400                    135
  Corporate Office Properties
   Trust, Inc. REIT                                 8,000                    135
  Arrow Financial Corp.                             4,058                    135
* Hawthorne Financial Corp.                         3,900                    135
  American States Water Co.                         4,950                    135
* Micromuse Inc.                                   16,900                    135
* Consolidated Graphics, Inc.                       5,900                    135
* TriQuint Semiconductor, Inc.                     32,445                    135
  Tredegar Corp.                                    9,000                    135
  Texas Genco Holdings, Inc.                        5,783                    134
  Koger Equity, Inc. REIT                           7,800                    134
  Main Street Banks, Inc.                           5,300                    134
* DRS Technologies, Inc.                            4,800                    134
* United Surgical Partners
   International, Inc.                              5,925                    134
  St. Francis Capital Corp.                         4,600                    134
  AMCOL International Corp.                        16,700                    134
================================================================================
================================================================================
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                SHARES                  (000)
================================================================================
* Alliance Data Systems Corp.                       5,700                    133
* Cyberonics, Inc.                                  6,200                    133
* American Medical Systems
   Holdings, Inc.                                   7,900                    133
  Interpool, Inc.                                   8,100                    133
* Quaker City Bancorp, Inc.                         3,238                    133
* International Multifoods Corp.                    5,800                    133
* Griffon Corp.                                     8,300                    133
  Methode Electronics, Inc. Class A                12,349                    133
* Antigenics, Inc.                                 11,512                    133
  First Financial Holdings, Inc.                    4,900                    132
* Sola International Inc.                           7,600                    132
  Ameron International Corp.                        3,800                    132
* Province Healthcare Co.                          11,925                    132
  Tanger Factory Outlet Centers,
   Inc. REIT                                        3,989                    132
* TriPath Imaging, Inc.                            19,300                    132
* Medarex, Inc.                                    20,000                    132
  Umpqua Holdings Corp.                             6,940                    132
* Dollar Thrifty Automotive
   Group, Inc.                                      7,100                    132
* Navigators Group, Inc.                            4,400                    131
  F & M Bancorp                                     2,657                    131
  Boston Private Financial
   Holdings, Inc.                                   6,200                    131
* Zoran Corp.                                       6,800                    131
  Allegheny Technologies Inc.                      19,790                    131
  Barnes Group, Inc.                                6,000                    131
* Technical Olympic USA, Inc.                       5,519                    130
* Armor Holdings, Inc.                              9,700                    130
  RPC Inc.                                         11,800                    130
* Old Dominion Freight Line, Inc.                   6,000                    130
* Aksys, Ltd.                                      10,000                    129
* Oil States International, Inc.                   10,700                    129
* USI Holdings Corp.                               11,000                    129
* Dril-Quip, Inc.                                   7,100                    129
* Nektar Therapeutics                              14,000                    129
  Arch Chemicals, Inc.                              6,750                    129
* Esterline Technologies Corp.                      7,400                    129
* American Pharmaceuticals
   Partners, Inc.                                   3,800                    129
  Mid Atlantic Realty Trust REIT                    6,150                    129
* Paxar Corp.                                      11,700                    129
* Alaska Air Group, Inc.                            6,000                    129
* Moog Inc.                                         3,700                    129
* Kopin Corp.                                      21,000                    129
* American Management
   Systems, Inc.                                    9,000                    128
* AtheroGenics, Inc.                                8,600                    128
* Group 1 Software, Inc.                            7,000                    128
* Rayovac Corp.                                     9,900                    128
* Stewart Information Services Corp.                4,600                    128
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Simmons First National Corp.                      6,400                    128
* CorVel Corp.                                      3,550                    128
* Adolor Corp.                                     10,400                    128
* Enterasys Networks, Inc.                         42,110                    128
* Ionics, Inc.                                      5,700                    128
* McDermott International, Inc.                    20,100                    127
* Corvis Corp.                                     84,776                    127
  Longview Fibre Co.                               15,500                    127
  First Federal Capital Corp.                       6,400                    127
* Jos. A. Bank Clothiers, Inc.                      3,800                    127
  Steelcase Inc.                                   10,800                    127
  First Financial Corp. (IN)                        2,400                    127
* General Maritime Corp.                           12,500                    127
* Keynote Systems Inc.                             12,100                    127
  WSFS Financial Corp.                              3,300                    127
* Altiris, Inc.                                     6,300                    126
* RSA Security Inc.                                11,750                    126
* eResearch Technology, Inc.                        5,700                    126
* Credence Systems Corp.                           14,900                    126
  MCG Capital Corp.                                 8,700                    126
  Roto-Rooter, Inc.                                 3,300                    126
* WellChoice Inc.                                   4,300                    126
  Berry Petroleum Class A                           7,000                    126
* Thomas Nelson, Inc.                              10,050                    126
* General Communication, Inc.                      14,500                    126
* Kensey Nash Corp.                                 4,800                    126
  First Financial Bankshares, Inc.                  3,750                    125
* Digital River, Inc.                               6,500                    125
  Cascade Bancorp                                   7,236                    125
* Albany Molecular Research, Inc.                   8,300                    125
* j2 Global Communications, Inc.                    2,725                    125
  Infinity Property & Casualty Corp.                5,300                    125
* The Sports Authority, Inc.                       11,700                    125
  First Merchants Corp.                             5,145                    125
* First Republic Bank                               4,700                    125
  Frontier Financial Corp.                          4,400                    125
  Hooper Holmes, Inc.                              19,400                    125
* Jones Lang Lasalle Inc.                           7,900                    125
  Frontier Oil Corp.                                8,200                    125
* Teledyne Technologies, Inc.                       9,511                    125
* NCO Group, Inc.                                   6,950                    124
* Fleetwood Enterprises, Inc.                      16,800                    124
* Electro Scientific Industries, Inc.               8,200                    124
* AFC Enterprises, Inc.                             7,650                    124
* A.C. Moore Arts & Crafts, Inc.                    6,200                    124
* Shaw Group, Inc.                                 10,300                    124
* Atwood Oceanics, Inc.                             4,566                    124
* Startek, Inc.                                     4,700                    124
  The Standard Register Co.                         7,500                    124
* Haemonetics Corp.                                 6,600                    123
* Global Industries Ltd.                           25,600                    123
  CNA Surety Corp.                                 12,510                    123
================================================================================
28
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Central Vermont Public Service Corp.              6,300                    123
  WD-40 Co.                                         4,300                    123
  Presidential Life Corp.                           8,700                    123
* Gardner Denver Inc.                               5,996                    123
  Phillips-Van Heusen Corp.                         9,000                    123
  Belden, Inc.                                      7,700                    122
* Informatica Corp.                                17,700                    122
* Per-Se Technologies, Inc.                        10,884                    122
* Movie Gallery, Inc.                               6,600                    122
* Talk America Holdings, Inc.                      11,149                    122
* The Advisory Board Co.                            3,000                    122
* Stoneridge, Inc.                                  8,900                    121
  LTC Properties, Inc. REIT                        12,700                    121
  MTS Systems Corp.                                 8,220                    121
* The Buckle, Inc.                                  6,300                    121
  Dimon Inc.                                       16,900                    121
  Surewest Communications                           4,000                    121
* aQuantive, Inc.                                  11,500                    121
* Isle of Capri Casinos, Inc.                       7,300                    121
* Allen Telecom Inc.                                7,300                    121
* eCollege.com Inc.                                10,500                    121
  World Fuel Services Corp.                         4,900                    120
  Kramont Realty Trust REIT                         7,300                    120
  Gray Television, Inc.                             9,700                    120
* Pegasus Solutions Inc.                            7,400                    120
* Safeguard Scientifics, Inc.                      44,518                    120
* FalconStor Software, Inc.                        17,940                    120
* PSS World Medical, Inc.                          20,850                    120
* Kenneth Cole Productions, Inc.                    6,150                    120
* Mercury Computer Systems, Inc.                    6,600                    120
  Independent Bank Corp. (MA)                       5,300                    120
* IDT Corp. Class B                                 6,800                    120
* KCS Energy, Inc.                                 22,200                    120
* Financial Federal Corp.                           4,900                    120
  Schweitzer-Mauduit
   International, Inc.                              4,950                    119
  Peoples Holding Co.                               2,700                    119
* Infonet Services Corp.                           75,000                    119
  First Place Financial Corp.                       6,880                    119
  Suffolk Bancorp                                   3,700                    119
* Charles River Associates Inc.                     4,200                    119
  Aquila, Inc.                                     46,018                    119
* Power-One, Inc.                                  16,600                    119
* I-STAT Corp.                                     13,200                    119
* Nuevo Energy Co.                                  6,800                    119
* Audiovox Corp.                                   10,600                    119
* Multimedia Games Inc.                             4,650                    119
* California Pizza Kitchen, Inc.                    5,500                    118
  Crown American Realty Trust REIT                 11,000                    118
  CTS Corp.                                        11,300                    118
  Correctional Properties Trust REIT                4,200                    118
* 1-800 CONTACTS, Inc.                              4,800                    118
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* America West Holdings Corp.
   Class B                                         17,200                    117
  City Holding Co.                                  3,995                    117
* Century Business Services, Inc.                  35,900                    117
  First Source Corp.                                6,281                    117
  GenCorp, Inc.                                    13,100                    116
* Lifeline Systems, Inc.                            4,100                    116
  C & D Technologies, Inc.                          8,100                    116
  Hancock Fabrics, Inc.                             7,200                    116
  Universal Health Realty
   Income REIT                                      4,300                    116
* K2 Inc.                                           9,464                    116
  RFS Hotel Investors, Inc. REIT                    9,400                    116
* Mykrolis Corp.                                   11,397                    116
  Gold Banc Corp., Inc.                            11,000                    116
  Lennar Corp. Class B                              1,682                    116
* Therasense, Inc.                                 11,550                    116
* Palm, Inc.                                        7,095                    115
* Cubist Pharmaceuticals, Inc.                     10,800                    115
  Lindsay Manufacturing Co.                         4,950                    115
* Autobytel Inc.                                   18,410                    115
* URS Corp.                                         5,900                    115
* CMGI Inc.                                        68,597                    115
* Energy Partners, Ltd.                             9,900                    114
* OraSure Technologies, Inc.                       15,300                    114
* Young Broadcasting Inc.                           5,400                    114
* Immucor Inc.                                      5,231                    114
  Rock-Tenn Co.                                     6,700                    114
* NCI Building Systems, Inc.                        6,800                    114
* Newpark Resources, Inc.                          20,700                    113
* Agile Software Corp.                             11,750                    113
* Interpore International                           8,900                    113
* eSPEED, Inc. Class A                              5,700                    113
* SupportSoft, Inc.                                17,340                    113
* Sotheby's Holdings Class A                       15,100                    112
* SOURCECORP, Inc.                                  5,200                    112
  McGrath Rent Corp.                                4,200                    112
  Investors Real Estate Trust REIT                 10,400                    112
* SPS Technologies, Inc.                            4,148                    112
  Entertainment Properties
   Trust REIT                                       3,900                    112
* Akamai Technologies, Inc.                        23,037                    112
* Bruker Daltonics, Inc.                           20,980                    112
* GTC Biotherapeutics, Inc.                        32,600                    112
* Intermagnetics General Corp.                      5,632                    112
* Strattec Security Corp.                           2,100                    112
* Sequa Corp. Class A                               3,256                    112
* Regeneration Technologies, Inc.                   8,400                    112
* PAREXEL International Corp.                       8,000                    112
* Vignette Corp.                                   53,595                    111
* eFunds Corp.                                      9,661                    111
* Aviall Inc.                                       9,775                    111
================================================================================
================================================================================
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                SHARES                  (000)
================================================================================
  Aaron Rents, Inc. Class B                         4,300                    111
  Southwest Bancorp, Inc.                           4,050                    111
* Insight Enterprises, Inc.                        11,000                    111
* PTEK Holdings, Inc.                              22,800                    111
* Monaco Coach Corp.                                7,200                    110
* Trammell Crow Co.                                10,400                    110
* PracticeWorks Inc.                                5,700                    110
  Central Parking Corp.                             8,900                    110
* Trex Co., Inc.                                    2,800                    110
  R & G Financial Corp. Class B                     3,700                    110
* Bone Care International, Inc.                     7,900                    110
  EDO Corp.                                         6,200                    110
  California Water Service Group                    3,900                    110
* TiVo Inc.                                         9,000                    110
* Advanced Medical Optics, Inc.                     6,411                    109
* DOV Pharmaceutical, Inc.                          9,500                    109
  BancFirst Corp.                                   2,100                    109
* Tyler Technologies, Inc.                         25,600                    109
* NeoPharm, Inc.                                    7,855                    109
* ESS Technology, Inc.                             11,100                    108
* Hologic, Inc.                                     8,200                    108
* Gulfmark Offshore, Inc.                           6,400                    108
  The Nautilus Group, Inc.                          8,700                    108
* PEC Solutions, Inc.                               6,700                    108
* InVision Technologies, Inc.                       4,300                    108
  Prosperity Bancshares, Inc.                       5,600                    108
* SonoSite, Inc.                                    5,400                    108
* Quality Systems, Inc.                             3,900                    108
  Carpenter Technology Corp.                        6,900                    108
* Plexus Corp.                                      9,320                    107
  U.S.B. Holding Co., Inc.                          6,045                    107
* Ask Jeeves, Inc.                                  7,800                    107
* Champion Enterprises, Inc.                       20,700                    107
  United Fire & Casualty Co.                        3,300                    107
* Epicor Software Corp.                            17,874                    107
  Libbey, Inc.                                      4,700                    107
* Identix, Inc.                                    16,800                    107
* Immunomedics Inc.                                16,900                    107
* PETCO Animal Supplies, Inc.                       4,900                    107
* ValueVision Media, Inc.                           7,800                    106
  Lexington Corporate Properties
    Trust REIT                                      6,000                    106
* LTX Corp.                                        12,300                    106
  Omega Financial Corp.                             3,100                    106
  RAIT Investment Trust REIT                        4,000                    106
  American Home Mortgage
   Holdings, Inc.                                   5,400                    106
* ESCO Technologies Inc.                            2,400                    106
  West Coast Bancorp                                5,800                    106
* Cross Country Healthcare, Inc.                    8,000                    106
  BSB Bancorp, Inc.                                 4,237                    105
  Action Performance Cos., Inc.                     5,532                    105
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* Verity, Inc.                                      8,300                    105
* Transaction Systems
   Architects, Inc.                                11,700                    105
  Helix Technology Corp.                            7,900                    105
  Blair Corp.                                       4,700                    104
  Atlantic Tele-Network, Inc.                       4,680                    104
  Flushing Financial Corp.                          4,700                    104
* Ulticom, Inc.                                    10,968                    104
  Wellman, Inc.                                     9,300                    104
* Zoll Medical Corp.                                3,100                    104
* Playtex Products, Inc.                           16,200                    104
* Sierra Health Services, Inc.                      5,200                    104
  Merchants Bancshares, Inc.                        3,997                    104
  Oxford Industries, Inc.                           2,500                    104
* Vail Resorts Inc.                                 7,700                    104
  First Essex Bancorp, Inc.                         2,200                    104
  Middlesex Water Co.                               4,200                    103
  Washington Trust Bancorp, Inc.                    4,500                    103
* Duane Reade Inc.                                  7,000                    103
* Arris Group Inc.                                 20,800                    103
  OM Group, Inc.                                    7,000                    103
* Matria Healthcare, Inc.                           5,825                    103
* Steven Madden, Ltd.                               4,700                    103
* ON Semiconductor Corp.                           38,003                    103
* Resources Connection, Inc.                        4,300                    103
* Ameristar Casinos, Inc.                           4,800                    102
* Pegasystems Inc.                                 13,900                    102
* Florida Banks, Inc.                               8,800                    102
* Veritas DGC Inc.                                  8,900                    102
* Unifi, Inc.                                      16,500                    102
  Movado Group, Inc.                                4,700                    102
* The Topps Co., Inc.                              11,900                    102
  Advanta Corp. Class A                            10,363                    102
* Closure Medical Corp.                             5,400                    102
* American Physicians Capital, Inc.                 4,200                    102
  FelCor Lodging Trust, Inc. REIT                  12,974                    102
* Molecular Devices Corp.                           6,400                    102
* XOMA Ltd.                                        19,100                    102
* Omega Healthcare Investors,
   Inc. REIT                                       19,366                    102
* Connetics Corp.                                   6,790                    102
* Powerwave Technologies, Inc.                     16,200                    102
* CKE Restaurants Inc.                             18,151                    101
* Kadant Inc.                                       5,410                    101
* Maxygen Inc.                                      9,244                    101
* Lexicon Genetics Inc.                            15,100                    101
* Corixa Corp.                                     13,100                    101
* Orthodontic Centers of America, Inc.             12,600                    101
  PolyMedica Corp.                                  2,200                    101
* FuelCell Energy, Inc.                            12,300                    101
* Insignia Financial Group, Inc.                    9,066                    101
* Capital Corp. of the West                         3,970                    101
================================================================================
30
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Consolidated-Tomoka Land Co.                      4,000                    100
* Transkaryotic Therapies, Inc.                     8,700                    100
* The Great Atlantic &
   Pacific Tea Co., Inc.                           11,400                    100
  PolyOne Corp.                                    22,500                    100
* Standard Microsystem Corp.                        6,600                    100
* Oak Technology, Inc.                             16,100                    100
* Coinstar, Inc.                                    5,300                    100
* FARO Technologies, Inc.                          14,100                    100
* DJ Orthopedics Inc.                               9,100                    100
* Pericom Semiconductor Corp.                      10,700                    100
* CIMA Labs Inc.                                    3,700                     99
* Exelixis, Inc.                                   14,330                     99
  Southern Peru Copper Corp.                        6,500                     99
* J. Jill Group, Inc.                               5,900                     99
* Plains Resources Inc.                             7,017                     99
* Ciber, Inc.                                      14,100                     99
* Mapics Inc.                                      12,052                     99
* Plains Exploration & Production Co.               9,142                     99
* Possis Medical Inc.                               7,200                     99
* Cray Inc.                                        12,500                     99
* Websense, Inc.                                    6,300                     99
  Vital Signs, Inc.                                 3,800                     99
* Information Holdings Inc.                         5,400                     99
* Ocwen Financial Corp.                            21,700                     99
* Learning Tree International, Inc.                 6,300                     98
* aaiPharma Inc.                                    4,950                     98
  Columbia Bancorp                                  4,100                     98
  MutualFirst Financial Inc.                        4,213                     98
* Petrocorp, Inc.                                   8,822                     98
* Aspect Communications Corp.                      25,400                     98
* Primus Telecommunications
   Group, Inc.                                     19,100                     98
  Pulaski Financial Corp.                           3,590                     98
  Quanex Corp.                                      3,300                     98
* InfoSpace, Inc.                                   7,223                     98
  Equity Inns, Inc. REIT                           14,200                     98
  A. Schulman Inc.                                  6,100                     98
* Playboy Enterprises, Inc. Class B                 7,200                     98
* Diversa Corp.                                     9,961                     98
* Microsemi Corp.                                   6,100                     98
* AK Steel Corp.                                   26,917                     97
* Genesco, Inc.                                     5,500                     97
* Wackenhut Corrections Corp.                       7,100                     97
* Netscreen Technologies, Inc.                      4,300                     97
* RC2 Corp.                                         5,700                     97
* Applica Inc.                                     11,400                     97
* Swift Energy Co.                                  8,800                     97
* Information Resources, Inc.                      24,506                     97
* Perry Ellis International Corp.                   4,950                     97
  Connecticut Bancshares, Inc.                      2,461                     97
  Bryn Mawr Bank Corp.                              2,600                     96
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Standard Commercial Tobacco Co.                   5,663                     96
  Summit Bancshares, Inc.                           4,100                     96
* Integrated Defense Technology, Inc.               6,200                     96
* Silicon Image, Inc.                              17,200                     96
* The Wet Seal, Inc. Class A                        8,975                     96
* Mobius Management
   Systems, Inc.                                   12,818                     96
  United Mobile Homes, Inc. REIT                    6,300                     96
* American Medical Security
   Group, Inc.                                      5,000                     95
* Alexion Pharmaceuticals, Inc.                     5,600                     95
* United PanAm Financial Corp.                      7,800                     95
* Dick's Sporting Goods, Inc.                       2,600                     95
* Labor Ready, Inc.                                13,300                     95
* The Dress Barn, Inc.                              7,500                     95
* Retek Inc.                                       14,847                     95
  Metris Cos., Inc.                                17,077                     95
* Aspect Medical Systems, Inc.                     12,836                     95
* Silicon Storage Technology, Inc.                 22,600                     95
  Unizan Financial Corp.                            5,385                     95
* Parker Drilling Co.                              32,500                     95
* Genlyte Group, Inc.                               2,700                     94
* Hewitt Associates, Inc.                           4,000                     94
  First Community Bancorp                           3,000                     94
* Wireless Facilities, Inc.                         7,900                     94
  Connecticut Water Services, Inc.                  3,675                     94
* Local Financial Corp.                             6,500                     94
  SJW Corp.                                         1,100                     94
  Bedford Property Investors,
   Inc. REIT                                        3,300                     94
* Systems & Computer
   Technology Corp.                                10,400                     94
  McMoRan Exploration Co.                           8,397                     94
  Interchange Financial Services Corp.              4,716                     93
* Petroleum Helicopters, Inc.                       3,100                     93
  Valmont Industries, Inc.                          4,800                     93
* Cable Design Technologies Corp.                  13,050                     93
* Specialty Laboratories, Inc.                      9,100                     93
* PRG-Schultz International, Inc.                  15,800                     93
* Steak n Shake Co.                                 6,100                     93
* Asbury Automotive Group, Inc.                     6,900                     93
  Pilgrim's Pride Corp.                             9,600                     93
* Beverly Enterprises, Inc.                        26,500                     93
  CIRCOR International, Inc.                        5,200                     93
  Quaker Chemical Corp.                             3,700                     93
  Brookfield Homes Corp.                            6,000                     93
* Neoforma, Inc.                                    8,470                     92
  Fedders Corp.                                    30,090                     92
* i2 Technologies, Inc.                            92,340                     92
  TF Financial Corp.                                3,000                     92
  Massbank Corp.                                    2,550                     92
* Kindred Healthcare, Inc.                          5,166                     92
================================================================================
================================================================================
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                SHARES                  (000)
================================================================================
  Horizon Financial Corp.                           5,837                     92
  Glacier Bancorp, Inc.                             3,740                     92
* Savient Pharmaceuticals Inc.                     19,800                     92
* Incyte Corp.                                     19,800                     92
* The Boyds Collection, Ltd.                       19,500                     92
  Mid-America Apartment
   Communities, Inc. REIT                           3,400                     92
* ViaSat, Inc.                                      6,400                     92
  PMA Capital Corp. Class A                         7,300                     92
  National Presto Industries, Inc.                  2,900                     92
  FNB Financial Services Corp.                      4,600                     92
* Forrester Research, Inc.                          5,600                     92
* American Residential Investment
   Trust, Inc. REIT                                10,000                     92
* GrafTech International Ltd.                      16,800                     92
* Mobile Mini, Inc.                                 5,600                     91
  Gorman-Rupp Co.                                   3,800                     91
* Guess ?, Inc.                                    15,200                     91
* Mesa Air Group Inc.                              11,400                     91
* Valence Technology Inc.                          30,500                     91
  First Indiana Corp.                               5,322                     91
  Seacoast Financial Services Corp.                 4,600                     91
  Patriot Bank Corp.                                5,060                     91
* ImmunoGen, Inc.                                  21,300                     91
* Viacom Inc. Class A                               2,080                     91
  Coachmen Industries, Inc.                         7,604                     91
* AAON, Inc.                                        4,900                     91
* NS Group Inc.                                     9,300                     91
* Brooks Automation, Inc.                           7,992                     91
  Capital City Bank Group, Inc.                     2,500                     91
* Cell Therapeutics, Inc.                           9,300                     90
* Kirkland's, Inc.                                  5,600                     90
* Aftermarket Technology Corp.                      8,600                     90
* Galyan's Trading Co.                              6,300                     90
* Global Imaging Systems, Inc.                      3,900                     90
  Sauer-Danfoss, Inc.                               8,400                     90
* Rainbow Technologies, Inc.                       10,700                     90
* Gerber Scientific, Inc.                          13,500                     90
* Computer Horizons Corp.                          19,800                     90
  JLG Industries, Inc.                             13,200                     90
  Advanced Marketing Services                       6,900                     90
* RailAmerica, Inc.                                10,596                     90
* Rentrak Corp.                                    13,100                     89
* TransMontaigne Inc.                              13,800                     89
  Thomas Industries, Inc.                           3,300                     89
* Kos Pharmaceuticals, Inc.                         3,800                     89
  Paul Mueller Co.                                  2,200                     89
  Capital Trust Class A                             4,799                     89
* Cell Genesys, Inc.                               10,300                     89
  Fidelity Bancorp, Inc.                            2,750                     89
* ArthroCare Corp.                                  5,300                     89
* Packeteer, Inc.                                   5,700                     89
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* Right Management
   Consultants, Inc.                                7,013                     89
* Saxon Capital Inc.                                5,100                     89
* Administaff, Inc.                                 8,600                     89
* M&F Worldwide Corp.                              12,300                     89
* Gentiva Health Services, Inc.                     9,831                     88
* The Neiman Marcus Group, Inc.
   Class B                                          2,561                     88
* Central Garden and Pet Co.                        3,700                     88
* Candela Corp.                                     7,650                     88
  First Bancorp (NC)                                3,400                     88
* Zebra Technologies Corp. Class B                  1,170                     88
  Columbia Banking System, Inc.                     4,890                     88
  Argonaut Group, Inc.                              7,100                     87
* Tesoro Petroleum Corp.                           12,700                     87
* Ventiv Health, Inc.                              21,306                     87
  Hanmi Financial Corp.                             5,000                     87
  Pioneer Standard Electronics Inc.                10,300                     87
* Plug Power, Inc.                                 18,703                     87
  HMN Financial, Inc.                               4,500                     87
* International Shipholding Corp.                   8,075                     87
* Serologicals Corp.                                6,391                     87
  Ampco-Pittsburgh Corp.                            6,500                     87
  Innkeepers USA Trust REIT                        12,800                     87
* InKine Pharmaceutical Co., Inc.                  25,800                     87
  AAR Corp.                                        12,300                     87
* Atlanta Sosnoff Capital Corp.                     6,400                     87
* FreeMarkets, Inc.                                12,458                     87
* American Healthways Inc.                          2,400                     87
* DuPont Photomasks, Inc.                           4,600                     87
* GameStop Corp.                                    6,700                     87
* RehabCare Group, Inc.                             5,900                     86
  Midwest Banc Holdings, Inc.                       4,450                     86
* Gartner, Inc. Class A                            11,400                     86
* Intuitive Surgical, Inc.                         11,400                     86
* Inspire Pharmaceuticals, Inc.                     8,000                     86
  MFA Mortgage Investments,
   Inc. REIT                                        8,600                     86
* Blount International, Inc.                       15,137                     86
* At Road, Inc.                                     7,900                     86
  X-Rite Inc.                                       8,700                     86
* MatrixOne, Inc.                                  14,978                     86
* Prime Hospitality Corp.                          12,800                     86
* Ixia                                             13,350                     86
  Cornerstone Realty Income Trust,
   Inc. REIT                                       11,730                     86
* Conceptus, Inc.                                   6,100                     86
* Criimi Mae, Inc. REIT                             7,820                     86
* Input/Output, Inc.                               15,900                     86
* General Binding Corp.                             7,128                     86
* Vicor Corp.                                       8,900                     85
  NUI Corp.                                         5,500                     85
================================================================================
32
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* MRV Communications Inc.                          42,388                     85
  Seacoast Banking Corp. of Florida                 4,999                     85
* Select Comfort Corp.                              5,200                     85
* Noven Pharmaceuticals, Inc.                       8,300                     85
  Stanley Furniture Co., Inc.                       3,100                     85
* Beasley Broadcast Group, Inc.                     6,200                     85
* Vivus, Inc.                                      16,500                     85
  Apogee Enterprises, Inc.                          9,400                     85
  Great Southern Bancorp, Inc.                      2,200                     85
* webMethods, Inc.                                 10,429                     85
  Heritage Financial Corp.                          4,000                     85
  Cash America International Inc.                   6,400                     85
* NetRatings, Inc.                                  9,240                     84
* Department 56 Inc.                                5,505                     84
  Ryerson Tull, Inc.                                9,591                     84
  Newcastle Investment Corp. REIT                   4,300                     84
  LSB Corp.                                         5,100                     84
  Lance, Inc.                                       9,200                     84
  Interface, Inc.                                  18,100                     84
* IXYS Corp.                                       10,513                     84
* Inverness Medical Innovations, Inc.               4,340                     84
* 4Kids Entertainment Inc.                          4,500                     84
* Wesco International, Inc.                        13,950                     84
* CoStar Group, Inc.                                2,800                     84
* AMC Entertainment, Inc.                           7,300                     84
* Caraustar Industries, Inc.                       10,400                     83
* Clayton Williams Energy, Inc.                     4,500                     83
* Triton PCS, Inc.                                 16,400                     83
* Isis Pharmaceuticals, Inc.                       15,600                     83
* Spanish Broadcasting System, Inc.                10,100                     82
* Drexler Technology Corp.                          5,300                     82
  Wainwright Bank & Trust Co.                       8,119                     82
* Bel Fuse, Inc. Class A                            4,000                     82
  Meridian Bioscience Inc.                          9,000                     82
* Footstar Inc.                                     6,284                     82
* Teletech Holdings Inc.                           19,300                     82
  Oil-Dri Corp. of America                          6,800                     82
* Tweeter Home Entertainment
   Group, Inc.                                      9,400                     82
  First South Bancorp, Inc.                         2,450                     81
* Openwave Systems Inc.                            41,678                     81
  South Jersey Industries, Inc.                     2,200                     81
* Syms Corp.                                       12,600                     81
* ICU Medical, Inc.                                 2,600                     81
* Pharmacopeia, Inc.                                9,800                     81
* Spherion Corp.                                   11,600                     81
  Instinet Group Inc.                              17,300                     81
* Lightbridge, Inc.                                 9,200                     81
* SONUS Pharmaceuticals, Inc.                      21,600                     81
* Presstek, Inc.                                   12,931                     81
* Volt Information Sciences Inc.                    5,900                     81
* Shoe Carnival, Inc.                               5,450                     80
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* Insurance Auto Auctions, Inc.                     6,400                     80
* Casella Waste Systems, Inc.                       8,900                     80
* Myriad Genetics, Inc.                             5,900                     80
* PC Connection, Inc.                              11,800                     80
* Tollgrade Communications, Inc.                    4,300                     80
* LCA-Vision Inc.                                   8,925                     80
  AMLI Residential Properties
   Trust REIT                                       3,400                     80
* Franklin Electronic Publishers, Inc.             20,000                     80
  Datascope Corp.                                   2,694                     80
* Avanex Corp.                                     19,984                     80
  Farmers Capital Bank Corp.                        2,500                     80
  Todd Shipyards Corp.                              4,865                     80
* Buckeye Technology, Inc.                         11,700                     80
* Gulf Island Fabrication, Inc.                     4,700                     80
  Royal Gold, Inc.                                  3,700                     80
* Heidrick & Struggles
   International, Inc.                              6,300                     80
* Oplink Communications, Inc.                      42,485                     79
* Datastream Systems, Inc.                          7,500                     79
* Navigant International, Inc.                      6,144                     79
  Provident Financial Holdings, Inc.                2,700                     79
  Covest Bankshares, Inc.                           3,200                     79
* Stein Mart, Inc.                                 13,200                     79
* Cepheid, Inc.                                    16,000                     79
  Allegiant Bancorp, Inc.                           3,900                     79
* Triumph Group, Inc.                               2,800                     79
* Gene Logic Inc.                                  13,200                     79
* SM&A Corp.                                        6,900                     78
* Medical Action Industries Inc.                    4,800                     78
  Dover Downs Gaming &
   Entertainment, Inc.                              8,470                     78
* Fisher Communications, Inc.                       1,600                     78
* Mastec Inc.                                      13,575                     78
* Portfolio Recovery Associates, Inc.               2,500                     78
  Sanders Morris Harris Group Inc.                  8,700                     78
* Coldwater Creek Inc.                              6,300                     78
* Consumer Portfolio Services, Inc.                27,700                     78
* O'Charley's Inc.                                  3,600                     78
* Mechanical Technology Inc.                       25,000                     78
* Theragenics Corp.                                18,016                     77
* MTC Technologies, Inc.                            3,300                     77
* Midas Inc.                                        6,383                     77
* Drugstore.com, Inc.                              13,200                     77
* American Power Technology, Inc.                   9,972                     77
  Bassett Furniture Industries, Inc.                5,800                     77
  Sizeler Property Investors, Inc. REIT             7,500                     77
  Talx Corp.                                        3,400                     77
  GBC Bancorp                                       2,000                     77
* America's Car-Mart, Inc.                          4,200                     77
* QAD Inc.                                         10,320                     77
* MicroStrategy Inc.                                2,100                     77
================================================================================
================================================================================
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                SHARES                  (000)
================================================================================
* Curative Health Services Inc.                     4,500                     77
* Metrologic Instruments, Inc.                      2,300                     76
* William Lyon Homes, Inc.                          2,400                     76
* Universal Electronics, Inc.                       6,000                     76
  Winston Hotels, Inc. REIT                         9,300                     76
* Spectranetics Corp.                              24,900                     76
* E.piphany Inc.                                   14,850                     76
* Trans World Entertainment Corp.                  14,750                     76
* TTM Technologies, Inc.                           16,100                     76
* VistaCare, Inc.                                   3,100                     75
* Stamps.com Inc.                                  15,700                     75
* Friendly Ice Cream Corp.                         11,900                     75
* Rudolph Technologies, Inc.                        4,700                     75
* Mothers Work, Inc.                                2,800                     75
* PRAECIS Pharmaceuticals Inc.                     15,274                     75
  Second Bancorp, Inc.                              2,900                     75
* Sapient Corp.                                    27,000                     75
* Cirrus Logic                                     18,600                     75
  CFS Bancorp, Inc.                                 5,300                     75
  Arctic Cat, Inc.                                  3,900                     75
  UniFirst Corp.                                    3,400                     74
  Century Bancorp, Inc. Class A                     2,500                     74
* Indevus Pharmaceuticals, Inc.                    11,900                     74
  United Capital Corp.                              2,100                     74
  Marine Products Corp.                             6,800                     74
  Calgon Carbon Corp.                              12,800                     74
* Daktronics, Inc.                                  4,500                     74
* Centillium Communications, Inc.                   7,420                     74
* Kulicke & Soffa Industries, Inc.                 11,500                     73
* SoundView Technology Group, Inc.                  7,260                     73
* Headwaters Inc.                                   5,000                     73
  BNP Residential Properties, Inc. REIT             6,800                     73
* 1-800-FLOWERS.COM, Inc.                           8,900                     73
  Angelica Corp.                                    4,300                     73
* Advanced Magnetics, Inc.                          7,100                     73
* Alliance Semiconductor Corp.                     15,000                     73
* CCC Information Services Group                    5,000                     73
  Myers Industries, Inc.                            7,628                     72
* U.S. Energy Corp.                                13,900                     72
  Gevity HR, Inc.                                   6,100                     72
* OMI Corp.                                        11,700                     72
* Jarden Corp.                                      2,600                     72
  Crawford & Co. Class B                           14,650                     72
* Jacuzzi Brands, Inc.                             13,590                     72
* Sykes Enterprises, Inc.                          14,700                     72
* Manufacturers' Services Ltd.                     14,800                     72
* Asyst Technologies, Inc.                         10,712                     72
* JDA Software Group, Inc.                          6,400                     72
* Chalone Wine Group Ltd.                           9,210                     72
* Edgewater Technology, Inc.                       14,901                     72
* Cole National Corp. Class A                       5,700                     71
* Portal Software, Inc.                            35,600                     71
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* NYFIX, Inc.                                      11,200                     71
* Manugistics Group, Inc.                          17,300                     71
* Maxxam Inc.                                       4,900                     71
* Enesco Group, Inc.                                9,600                     71
* Energy Conversion Devices, Inc.                   7,800                     71
* Finisar Corp.                                    45,600                     71
* CardioDynamics International Corp.               20,700                     71
* SonicWALL, Inc.                                  14,700                     71
* Clark, Inc.                                       5,900                     71
  General Cable Corp.                              13,050                     70
* SRA International, Inc.                           2,200                     70
  Keystone Property Trust REIT                      3,800                     70
* Concord Communications, Inc.                      5,100                     70
* Centene Corp.                                     1,800                     70
* PC-Tel, Inc.                                      5,900                     70
* Hartmarx Corp.                                   23,200                     69
* Anaren, Inc.                                      7,400                     69
  LSI Industries Inc.                               6,246                     69
* Impath, Inc.                                      4,900                     69
* Wild Oats Markets Inc.                            6,355                     69
  Alico, Inc.                                       2,800                     69
  Saul Centers, Inc. REIT                           2,700                     69
* Ace Cash Express, Inc.                            6,350                     69
  Florida East Coast Industries, Inc.
   Class B                                          2,772                     69
* Gartner, Inc. Class B                             9,200                     69
* Pixelworks, Inc.                                 11,600                     69
* Capital Title Group, Inc.                        15,300                     69
* Online Resources Corp.                           10,796                     69
* Universal Display Corp.                           7,700                     69
* Ciphergen Biosystems, Inc.                        6,698                     69
  Investors Title Co.                               2,400                     68
* DigitalThink, Inc.                               21,700                     68
  Nash-Finch Co.                                    4,100                     68
  Coastal Bancorp, Inc.                             2,400                     68
* Checkers Drive-In Restaurants, Inc.               5,950                     68
* Todhunter International, Inc.                     6,700                     68
* ActivCard Corp.                                   7,200                     68
  Oak Hill Financial, Inc.                          2,700                     68
* Aphton Corp.                                      8,200                     68
* Water Pik Technologies, Inc.                      8,689                     68
  Applied Industrial Technology, Inc.               3,200                     67
  MeriStar Hospitality Corp. REIT                  13,120                     67
* Pathmark Stores, Inc.                             8,800                     67
* MemberWorks, Inc.                                 3,400                     67
* OPNET Technologies, Inc.                          5,500                     67
  Nu Skin Enterprises, Inc.                         6,400                     67
  Midland Co.                                       3,000                     67
* Planar Systems, Inc.                              3,400                     67
* Price Legacy Corp. REIT                          17,700                     66
* Stratex Networks, Inc.                           20,700                     66
* Boston Beer Co., Inc. Class A                     4,600                     66
================================================================================
34
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* Dave & Busters, Inc.                              6,077                     66
* Salem Communications Corp.                        3,300                     66
  Green Mountain Power Corp.                        3,300                     66
  New England Business Service, Inc.                2,200                     66
* Systemax Inc.                                    19,400                     66
  Superior Uniform Group, Inc.                      5,900                     66
* Casual Male Retail Group, Inc.                   12,650                     66
* Maxcor Financial Group Inc.                       6,500                     66
* NASSDA Corp.                                      8,500                     66
  Urstadt Biddle Properties
   Class A REIT                                     5,100                     66
* Wellsford Real Properties Inc.                    4,256                     66
* Encore Wire Corp.                                 6,900                     66
  Capstead Mortgage Corp. REIT                      5,812                     66
  American Land Lease, Inc. REIT                    3,900                     65
* EMS Technologies, Inc.                            5,000                     65
* Strategic Distribution, Inc.                      4,020                     65
  CPI Corp.                                         3,700                     65
  North Valley Bancorp                              4,350                     65
  American Woodmark Corp.                           1,400                     65
* Unity Bancorp, Inc.                               6,405                     65
  Maine Public Service Co.                          2,000                     65
  Team Financial, Inc.                              6,000                     65
* Crown Media Holdings, Inc.                       15,665                     65
* Acmat Corp. Class A                               7,000                     65
* Finish Line, Inc.                                 2,900                     64
* Harmonic, Inc.                                   15,822                     64
* Time Warner Telecom Inc.                         10,100                     64
* Stillwater Mining Co.                            12,500                     64
* SangStat Medical Corp.                            4,900                     64
* RadiSys Corp.                                     4,850                     64
  Hopfed Bancorp, Inc.                              4,000                     64
  Park Electrochemical Corp.                        3,200                     64
  Medallion Financial Corp.                         9,100                     64
* Regent Communications, Inc.                      10,800                     64
  Spartan Motors, Inc.                              7,700                     64
  Deb Shops, Inc.                                   3,385                     64
* SureBeam Corp.                                   24,003                     64
  Banner Corp.                                      3,100                     63
* Artisan Components, Inc.                          2,800                     63
* Robert Mondavi Corp. Class A                      2,500                     63
* Prime Group Realty Trust REIT                    10,900                     63
* JNI Corp.                                        12,800                     63
* Wind River Systems Inc.                          16,552                     63
* Bay View Capital Corp.                           10,900                     63
* Neogen Corp.                                      3,700                     63
  Sterling Financial Corp. (PA)                     2,700                     63
  CoBiz Inc.                                        4,700                     63
* MRO Software Inc.                                 7,250                     63
* MTR Gaming Group Inc.                             8,100                     63
  Alamo Group, Inc.                                 5,100                     62
* Saga Communications, Inc.                         3,200                     62
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Seaboard Corp.                                      300                     62
  Material Sciences Corp.                           6,400                     62
  Timberline Software Corp.                        11,058                     62
* Symmetricom Inc.                                 14,050                     62
* Nabi Biopharmaceuticals                           9,000                     62
  Anworth Mortgage Asset
   Corp. REIT                                       4,000                     62
* Chattem, Inc.                                     3,277                     62
* Virage Logic Corp.                                8,500                     62
* Bally Total Fitness Holding Corp.                 6,800                     61
* Pinnacle Entertainment, Inc.                      9,000                     61
* Concerto Software Inc.                            6,650                     61
* Integrated Silicon Solution, Inc.                 8,800                     61
* CuraGen Corp.                                    11,000                     61
* SPSS, Inc.                                        3,644                     61
* Innotrac Corp.                                   10,500                     61
* CYTOGEN Corp.                                     7,300                     61
* Prima Energy Corp.                                2,900                     61
* Dura Automotive Systems, Inc.                     6,393                     60
* W.R. Grace & Co.                                 13,700                     60
* Titanium Metals Corp.                             1,880                     60
  First Federal Bancshares of
   Arkansas, Inc.                                   1,900                     60
* US Physical Therapy, Inc.                         4,800                     60
* New Focus, Inc.                                  16,100                     60
* Worldwide Restaurant
   Concepts Inc.                                   20,400                     60
* The Meridian Resource Corp.                      12,700                     60
* RCN Corp.                                        30,300                     60
* TheStreet.com, Inc.                              12,750                     60
* Osteotech, Inc.                                   4,400                     60
* Verisity Ltd.                                     5,000                     60
* Telular Corp.                                    12,375                     60
* Nashua Corp.                                      6,686                     60
* National Dentex Corp.                             2,900                     59
* Park-Ohio Holdings Corp.                         12,000                     59
  Associated Estates Realty
   Corp. REIT                                       9,000                     59
  Newmil Bancorp, Inc.                              2,700                     59
* Captiva Software Corp.                           11,900                     59
  Koss Corp.                                        3,200                     59
  Community Banks, Inc.                             1,979                     59
* Lydall, Inc.                                      5,500                     59
* Oxigene, Inc.                                     5,948                     59
  Safety Insurance Group, Inc.                      4,000                     59
  Universal Forest Products, Inc.                   2,800                     59
* S1 Corp.                                         14,496                     59
* PICO Holdings, Inc.                               4,502                     59
* Federal Agricultural Mortgage
   Corp. Class A                                    3,500                     58
* Artesyn Technologies, Inc.                       10,400                     58
  Allen Organ Co.                                   1,400                     58
================================================================================
================================================================================
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                SHARES                  (000)
================================================================================
  Codorus Valley Bancorp, Inc.                      3,713                     58
* Layne Christensen Co.                             7,200                     58
* Maxim Pharmaceuticals, Inc.                      10,100                     58
  Tompkins Trustco, Inc.                            1,300                     58
* DutchFork Bancshares, Inc.                        1,800                     58
  Fidelity Bankshares, Inc.                         2,600                     58
  D&E Communications, Inc.                          5,057                     58
* West Marine, Inc.                                 3,300                     58
* The TriZetto Group, Inc.                          9,500                     57
* Revlon, Inc. Class A                             19,028                     57
* Stratus Properties Inc.                           6,100                     57
* ScanSoft, Inc.                                   10,500                     57
* Netegrity, Inc.                                   9,750                     57
* Alliance Imaging, Inc.                           12,900                     57
  California Independent Bancorp                    1,957                     57
  Oshkosh B'Gosh, Inc. Class A                      2,100                     57
* Aspen Technologies, Inc.                         11,800                     57
* Silicon Graphics, Inc.                           49,604                     57
* FTD, Inc.                                         2,800                     57
* SVB Financial Services                            3,465                     56
* Synalloy Corp.                                   10,400                     56
* Wiser Oil Co.                                     9,800                     56
* Range Resources Corp.                             9,000                     56
  West Pharmaceutical Services, Inc.                2,300                     56
  Chester Valley Bancorp                            2,940                     56
* Jupitermedia Corp.                               14,000                     56
  First Midwest Financial, Inc.                     3,000                     56
* Sterling Financial Corp. (Spokane)                2,288                     56
* SuperGen, Inc.                                   10,300                     56
* Mindspeed Technologies, Inc.                     23,138                     56
* Onyx Pharmaceuticals, Inc.                        4,500                     55
* Colorado MEDtech, Inc.                           11,800                     55
  Cascade Natural Gas Corp.                         2,900                     55
  First Busey Corp.                                 2,281                     55
  Ameriserv Financial Inc.                         14,500                     55
* Korn/Ferry International                          6,800                     55
* SafeNet, Inc.                                     1,965                     55
* Benihana Inc. Class A                             4,165                     55
  Keithley Instruments Inc.                         3,800                     55
  HEICO Corp.                                       4,500                     55
  Milacron Inc.                                    11,200                     55
* BioLase Technology, Inc.                          5,100                     55
* Maxwell Shoe Co. Inc.                             3,800                     55
* First Mariner Bancorp, Inc.                       4,300                     55
* HMS Holdings Corp.                               19,553                     55
* VitalWorks Inc.                                  13,800                     55
* Universal American Financial Corp.                8,557                     55
  Baldwin & Lyons, Inc. Class B                     2,288                     54
* ePlus Inc.                                        5,100                     54
* Radiant Systems, Inc.                             8,050                     54
* Progenics Pharmaceuticals, Inc.                   3,600                     54
* Tower Automotive, Inc.                           14,800                     54
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* Fairchild Corp.                                  13,441                     54
* Parallel Petroleum Corp.                         14,200                     54
  Cohu, Inc.                                        3,471                     54
* Hexcel Corp.                                     16,900                     54
  Deltic Timber Corp.                               1,900                     54
  Greater Community Bancorp                         3,495                     54
* InterVoice, Inc.                                 10,888                     54
  Partners Trust Financial Group, Inc.              2,800                     53
  Sanderson Farms, Inc.                             1,900                     53
* InFocus Corp.                                    11,300                     53
* EZCORP, Inc.                                     12,200                     53
* Garden Fresh Restaurant Corp.                     5,900                     53
  Apex Mortgage Capital, Inc. REIT                  9,700                     53
* Comshare Inc.                                    11,653                     53
  Banc Corp.                                        7,900                     53
  Sterling Bancorp                                  1,900                     53
* Accredited Home Lenders
   Holding Co.                                      2,700                     53
* Peet's Coffee & Tea Inc.                          3,034                     53
* GSI Commerce, Inc.                                7,927                     53
* Ditech Communications Corp.                      10,600                     53
* CryoLife Inc.                                     5,100                     53
* iGATE Corp.                                      15,200                     53
* Harris Interactive Inc.                           8,000                     53
* Pumatech, Inc.                                   15,500                     53
* Elizabeth Arden, Inc.                             4,000                     53
  NYMAGIC, Inc.                                     2,600                     53
  United Community Financial Corp.                  5,693                     53
  BCSB Bankcorp, Inc.                               3,500                     53
* SeaChange International, Inc.                     5,500                     52
* EPIQ Systems, Inc.                                3,050                     52
* Northwest Pipe Co.                                3,600                     52
  Standard Motor Products, Inc.                     4,700                     52
* Forgent Networks, Inc.                           19,200                     52
  Met-Pro Corp.                                     3,600                     52
* Giant Industries, Inc.                            8,700                     52
  L.S. Starrett Co. Class A                         4,000                     52
* JAKKS Pacific, Inc.                               3,894                     52
  Solutia, Inc.                                    23,700                     52
  Greater Delaware Valley
   Savings Bank                                     2,275                     52
* Lancer Corp.                                      7,502                     52
  Tennant Co.                                       1,400                     51
  Old Second Bancorp, Inc.                          1,200                     51
  Gibraltar Steel                                   2,500                     51
* Arena Pharmaceuticals, Inc.                       7,708                     51
* Torch Offshore, Inc.                              7,500                     51
* Lakes Entertainment, Inc.                         6,362                     51
* Euronet Worldwide, Inc.                           4,700                     51
* Xicor, Inc.                                       8,100                     51
  Haverty Furniture Cos., Inc.                      2,900                     51
* Neoware Systems, Inc.                             3,300                     51
================================================================================
36
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Curtiss-Wright Corp. Class B                        811                     51
* Aether Systems, Inc.                             10,300                     50
* Encysive Pharmaceuticals, Inc.                   10,500                     50
* Protection One, Inc.                             51,200                     50
* Bioject Medical Technologies Inc.                12,500                     50
* Nastech Pharmaceutical Co., Inc.                  5,000                     50
* Mesaba Holdings, Inc.                             8,100                     50
* Impco Technologies Inc.                           8,100                     50
* Xanser Corp.                                     23,184                     50
  Cadmus Communications                             5,600                     50
  Dover Motorsports, Inc.                          12,100                     50
  German American Bancorp                           2,834                     49
* Hibbett Sporting Goods, Inc.                      1,500                     49
* Total Entertainment
   Restaurant Corp.                                 5,400                     49
  World Wrestling Entertainment, Inc.               4,800                     49
* Lillian Vernon Corp.                              6,800                     49
* Katy Industries, Inc.                            10,100                     49
* Sports Resorts International, Inc.               10,100                     49
* Interwoven, Inc.                                 22,200                     49
* Novoste Corp.                                     8,200                     49
* LabOne, Inc.                                      2,280                     49
* Sharper Image Corp.                               1,800                     49
* Novavax, Inc.                                     8,810                     49
  IBERIABANK Corp.                                  1,000                     49
* Collins & Aikman Corp.                           16,540                     49
* LCC International, Inc. Class A                  17,800                     49
  Comm Bancorp, Inc.                                1,400                     49
* ABIOMED, Inc.                                     8,900                     49
* Terayon Communications
   Systems, Inc.                                   17,820                     49
  Resource America, Inc.                            4,700                     49
* Spherix Inc.                                      6,900                     49
* InterCept, Inc.                                   5,800                     48
* Norstan, Inc.                                    14,700                     48
  SWS Group, Inc.                                   2,400                     48
* Central European Distribution Corp.               2,400                     48
* Gart Sports Co.                                   1,700                     48
* Rochester Medical Corp.                           4,800                     48
* Skechers U.S.A., Inc.                             6,500                     48
* GP Strategies Corp.                               7,900                     48
* Paragon Technologies, Inc.                        4,800                     48
* APAC Teleservices, Inc.                          18,800                     48
* Integrated Electrical Services, Inc.              6,600                     48
* Geron Corp.                                       6,500                     48
* Embarcadero Technologies, Inc.                    6,800                     48
* Concurrent Computer Corp.                        16,200                     47
* Coeur D'Alene Mines Corp.                        34,000                     47
* Infinity, Inc.                                    7,800                     47
  Integra Bank Corp.                                2,742                     47
  U.S. Restaurant Properties, Inc. REIT             3,000                     47
  Bedford Bancshares, Inc.                          2,000                     47
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* Intelidata Technologies Corp.                    15,300                     47
* Candie's, Inc.                                   24,600                     47
* SCS Transportation, Inc.                          3,700                     47
* Capital Pacific Holdings, Inc.                   11,100                     47
* S&K Famous Brands Inc.                            3,100                     47
* LookSmart, Ltd.                                  16,400                     46
* Team, Inc.                                        5,800                     46
  CSS Industries, Inc.                              1,200                     46
* II-VI, Inc.                                       2,000                     46
* Celeritek, Inc.                                   6,300                     46
* I.D. Systems, Inc.                                5,800                     46
* SeeBeyond Technology Corp.                       19,900                     46
  Ziegler Cos., Inc.                                3,000                     46
* Merge Technologies, Inc.                          3,500                     46
* Luminex Corp.                                     8,848                     46
* Phoenix Technologies Ltd.                         8,070                     46
* Tenneco Automotive, Inc.                         12,660                     46
* Strategic Diagnostics Inc.                       10,200                     45
* Atari, Inc.                                      10,220                     45
* Digitas Inc.                                      9,159                     45
* ATP Oil & Gas Corp.                               7,200                     45
* Monolithic System Technology, Inc.                5,000                     45
  Virco Manufacturing Corp.                         7,115                     45
* Ceres Group, Inc.                                15,688                     45
* hi/fn, inc                                        5,067                     45
* Mail-Well, Inc.                                  17,900                     45
* First Consulting Group, Inc.                      9,655                     45
* Royale Energy, Inc.                               5,857                     45
* Genaissance Pharmaceuticals, Inc.                28,800                     45
* Foster Wheeler Ltd.                              20,900                     45
* Nuvelo, Inc.                                     22,457                     45
* Proxim Corp. Class A                             30,512                     45
* Transmeta Corp.                                  27,842                     45
* Boston Communications Group, Inc.                 2,600                     44
* Alloy, Inc.                                       6,900                     44
  Bank of Granite Corp.                             2,600                     44
* Griffin Land & Nurseries, Inc.                    3,200                     44
* Quidel Corp.                                      7,100                     44
* American Independence Corp.                       4,132                     44
  Computer Programs and
   Systems, Inc.                                    2,200                     44
* Sanchez Computer Associates, Inc.                 8,462                     44
* Ribapharm Inc.                                    6,800                     44
* Foamex International, Inc.                       14,300                     44
* Luby's, Inc.                                     19,400                     44
* Zoltek Cos., Inc.                                15,300                     44
* Bombay Co.                                        4,100                     44
* Collagenex Pharmaceuticals, Inc.                  3,200                     44
* Merix Corp.                                       5,700                     43
* Traffix, Inc.                                    14,100                     43
* OneSource Information
   Services, Inc.                                   5,800                     43
================================================================================
================================================================================
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                SHARES                  (000)
================================================================================
* Omnova Solutions Inc.                            10,700                     43
  Port Financial Corp.                                800                     43
* Computer Motion, Inc.                            11,100                     43
* Neose Technologies, Inc.                          4,300                     43
* SpeechWorks International Inc.                    9,140                     43
* Comfort Systems USA, Inc.                        16,300                     43
* Zomax Inc.                                       13,100                     43
* ScanSource, Inc.                                  1,600                     43
  Jacksonville Bancorp, Inc.                        1,500                     43
* Value City Department Stores, Inc.               19,300                     43
* C-COR Electronics, Inc.                           8,700                     43
* Glenayre Technologies, Inc.                      31,000                     42
* Oregon Steel Mills, Inc.                         14,600                     42
* Trover Solutions, Inc.                            7,300                     42
* Synagro Technologies Inc.                        16,700                     42
* Applied Innovation Inc.                          12,200                     42
* Handspring, Inc.                                 37,200                     42
* Vitria Technology, Inc.                           7,325                     42
  Ramco-Gershenson Properties
   Trust REIT                                       1,800                     42
* Zix Corp.                                        11,100                     42
* Metro One
   Telecommunications, Inc.                         8,100                     42
* Workflow Management, Inc.                        12,109                     42
* Ampal-American Israel Corp.                      14,700                     42
* DHB Industries, Inc.                             10,200                     42
* The Exploration Co. of
   Delaware, Inc.                                   9,300                     42
* Dendreon Corp.                                    7,000                     42
* Aclara Biosciences, Inc.                          9,820                     42
* BroadVision, Inc.                                 7,299                     42
* SpectraLink Corp.                                 4,200                     41
* Daily Journal Corp.                               1,700                     41
* Merit Medical Systems, Inc.                       2,076                     41
  Firstfed America Bancorp, Inc.                    1,200                     41
* Big 5 Sporting Goods Corp.                        3,300                     41
* Horizon Offshore, Inc.                            8,300                     41
* Taser International Inc.                          3,200                     41
* TSR, Inc.                                         4,600                     41
  HEICO Corp. Class A                               4,609                     41
  Courier Corp.                                       800                     41
* P.A.M. Transportation Services, Inc.              1,700                     41
* J & J Snack Foods Corp.                           1,300                     41
* Air Methods Corp.                                 5,300                     41
* Redback Networks Inc.                            45,600                     41
* Stifel Financial Corp.                            3,400                     41
* GenVec, Inc.                                     19,900                     41
* Biopure Corp.                                     6,700                     41
* Docucorp International, Inc.                      6,161                     41
* Carriage Services, Inc.                          11,500                     41
* Alamosa Holdings, Inc.                           26,580                     41
* Midway Games Inc.                                11,174                     41
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* Hudson Highland Group, Inc.                       2,133                     41
* Latitude Communications, Inc.                    21,800                     41
* SITEL Corp.                                      26,100                     40
* MSC.Software Corp.                                6,000                     40
  Capitol Bancorp Ltd.                              1,490                     40
* Catalytica Energy Systems, Inc.                  14,926                     40
* Microvision, Inc.                                 6,500                     40
* Alteon, Inc.                                      8,300                     40
* Entrust, Inc.                                    13,600                     40
* Nuance Communications Inc.                        7,400                     40
* Pinnacor Inc.                                    20,800                     40
  State Financial Services Corp.
   Class A                                          1,800                     40
* Net2Phone, Inc.                                   9,200                     40
* USANA Health Sciences, Inc.                         900                     40
  EMC Insurance Group, Inc.                         2,142                     40
* Turnstone Systems, Inc.                          15,700                     39
* Interland Inc.                                   40,200                     39
* First Union Real Estate REIT                     21,680                     39
  Reckson Associates Realty Corp.
   Class B REIT                                     1,840                     39
  Oneida Ltd.                                       5,800                     39
* HomeStore, Inc.                                  22,100                     39
* COMARCO, Inc.                                     5,500                     39
  Donegal Group Inc.                                3,100                     39
  Vesta Insurance Group, Inc.                      16,900                     39
* Excel Technology, Inc.                            1,700                     39
* Electro Rent Corp.                                3,600                     39
  Capital Bank Corp.                                2,600                     39
* Roxio, Inc.                                       5,796                     39
  Bank of the Ozarks, Inc.                          1,000                     39
* Juno Lighting, Inc.                               2,893                     39
* A.M. Castle & Co.                                 5,900                     39
* Aerosonic Corp.                                   3,900                     38
  Peapack Gladstone Financial Corp.                 1,200                     38
* Medialink Worldwide, Inc.                        11,300                     38
* ManTech International Corp.                       2,000                     38
* Keystone Automotive Industries, Inc.              2,100                     38
  Security Bank Corp.                               1,100                     38
* Republic First Bancorp, Inc.                      4,800                     38
  Penford Corp.                                     3,400                     38
* First Horizon Pharmaceutical Corp.                9,600                     38
  Provident Bancorp, Inc.                           1,180                     38
* Allscripts Healthcare Solutions, Inc.            10,300                     38
* Callon Petroleum Co.                              5,300                     38
* Lazare Kaplan International, Inc.                 6,400                     38
* MarketWatch.com, Inc.                             4,500                     38
* Z-Tel Technologies, Inc.                         14,680                     38
  Republic Bancshares, Inc.                         1,500                     38
* Hector Communications Corp.                       3,000                     38
  ISCO, Inc.                                        4,500                     37
* Microtune, Inc.                                  11,700                     37
================================================================================
38
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* Digital Generation Systems                       19,500                     37
* BE Aerospace, Inc.                               11,300                     37
* TranSwitch Corp.                                 27,500                     37
* Diacrin, Inc.                                    13,600                     37
* ACTV, Inc.                                       38,100                     37
* Medical Staffing Network
   Holdings, Inc.                                   5,300                     37
* QRS Corp.                                         7,000                     37
  Tecumseh Products Co. Class B                     1,000                     37
  LaSalle Hotel Properties REIT                     2,500                     37
  Wayne Savings Bancshares, Inc.                    2,706                     37
* Zygo Corp.                                        4,600                     37
  Great Lakes, Inc. REIT                            2,300                     37
* Riverstone Networks, Inc.                        31,110                     37
* ePresence, Inc.                                  15,100                     37
* Avigen, Inc.                                     10,600                     37
* Amerco, Inc.                                      5,150                     37
* Three-Five Systems, Inc.                          5,300                     37
* Lifeway Foods, Inc.                               4,600                     37
  Ameriana Bancorp                                  2,600                     36
* Computer Task Group, Inc.                        12,800                     36
* MedCath Corp.                                     6,200                     36
* Actuate Software Corp.                           13,000                     36
* National Beverage Corp.                           2,600                     36
* Red Robin Gourmet Burgers                         1,900                     36
* V.I. Technologies, Inc.                          14,700                     36
  Sturm, Ruger & Co., Inc.                          3,600                     36
* EXCO Resources, Inc.                              2,000                     36
  Lawson Products, Inc.                             1,300                     36
* Correctional Services Corp.                      12,597                     36
* Carrier Access Corp.                             16,400                     36
* Allied Holdings, Inc.                            10,800                     36
  Standex International Corp.                       1,700                     36
* Liquidmetal Technologies Inc.                     6,900                     35
  Troy Financial Corp.                              1,300                     35
* Lifecore Biomedical Inc.                          6,200                     35
  Financial Institutions, Inc.                      1,500                     35
* Third Wave Technologies                           7,800                     35
* Genesee & Wyoming Inc. Class A                    1,700                     35
  NASB Financial Inc.                               1,200                     35
* Bottomline Technologies, Inc.                     4,300                     35
* PDF Solutions, Inc.                               3,000                     35
* iVillage Inc.                                    22,810                     34
* DiamondCluster International, Inc.                9,271                     34
* Hanger Orthopedic Group, Inc.                     3,000                     34
* Sipex Corp.                                       7,000                     34
* Genus, Inc.                                      12,700                     34
* AP Pharma Inc.                                   20,400                     34
* La Jolla Pharmaceutical Co.                      10,400                     34
* Herley Industries Inc.                            2,000                     34
* Rainbow Rentals, Inc.                             6,100                     34
* OSI Systems Inc.                                  2,100                     34
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* Dynamics Research Corp.                           2,200                     34
* Pegasus Communications Corp.                      1,130                     33
* Ethyl Corp.                                       3,340                     33
  Landmark Bancorp Inc.                             1,223                     33
* Curis, Inc.                                       9,070                     33
* Willis Lease Finance Corp.                        7,100                     33
* Durect Corp.                                     13,700                     33
  Skyline Corp.                                     1,100                     33
* MIPS Technologies, Inc. Class B                  13,346                     33
* Loral Space &
   Communications, Ltd.                            10,780                     33
* Carrington Labs Inc.                             13,400                     33
* EnPro Industries, Inc.                            3,068                     33
  Kaman Corp. Class A                               2,800                     33
* Vyyo Inc.                                        10,800                     33
* Ag Services of America, Inc.                      5,500                     33
* PDI, Inc.                                         3,200                     33
* ViroPharma Inc.                                  12,500                     33
* Corvas International, Inc.                       12,000                     32
* On Assignment, Inc.                               8,100                     32
* Switchboard Inc.                                  8,964                     32
* Optical Communication
   Products, Inc.                                  17,900                     32
* NMT Medial, Inc.                                  8,100                     32
* EMCORE Corp.                                      9,800                     32
* Navarre Corp.                                    15,300                     32
* Trump Hotels & Casino Resorts, Inc.              16,400                     32
* UbiquiTel Inc.                                   21,300                     32
  Amerivest Properties, Inc.                        5,100                     32
* Overstock.com, Inc.                               2,200                     32
* Raindance Communications, Inc.                   12,800                     32
  S.Y. Bancorp, Inc.                                  900                     32
* Technology Solutions Co.                         31,750                     32
* OAO Technology Solutions, Inc.                   15,061                     32
* Digi International, Inc.                          5,500                     32
* Embrex, Inc.                                      3,100                     32
* Insmed Inc.                                      11,750                     32
* SRI/Surgical Express, Inc.                        4,600                     32
* Huttig Building Products, Inc.                   11,622                     31
  Robbins & Myers, Inc.                             1,700                     31
  Rock of Ages Corp.                                4,800                     31
* QuickLogic Corp.                                  9,700                     31
* Syntroleum Corp.                                 11,700                     31
* Witness Systems, Inc.                             6,000                     31
* Martha Stewart Living
   Omnimedia, Inc.                                  3,300                     31
  Peoples Bancorp, Inc.                             1,226                     31
* TransPro Inc.                                     6,900                     31
* FSI International, Inc.                           7,908                     31
* Greka Energy Corp.                                5,320                     31
  CityBank Lynnwood WA                              1,136                     31
* Cavalier Homes, Inc.                             14,840                     31
================================================================================
================================================================================
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                SHARES                  (000)
================================================================================
* The Smith & Wollensky
   Restaurant Group, Inc.                           6,000                     31
* LodgeNet Entertainment Corp.                      2,800                     31
* NIC Inc.                                         10,500                     31
* Omega Protein Corp.                               6,000                     31
* VaxGen, Inc.                                      5,900                     31
  Southern Financial Bancorp, Inc.                  1,000                     31
* Micro Linear Corp.                               10,500                     31
* Centra Software, Inc.                             9,788                     30
* Nanogen, Inc.                                    10,300                     30
* Bentley Pharmaceuticals, Inc.                     2,300                     30
* Nu Horizons Electronics Corp.                     5,022                     30
  Franklin Financial Corp.                          1,000                     30
  Foothill Independent Bancorp                      1,621                     30
* Tut Systems, Inc.                                 7,600                     30
  Tech/Ops Sevcon, Inc.                             5,700                     30
* Register.com, Inc.                                5,100                     30
* Digimarc Corp.                                    1,900                     30
  Pennrock Financial Services Corp.                 1,100                     30
* Cardinal Financial Corp.                          4,400                     30
* barnesandnoble.com inc                           12,600                     29
* Tellium, Inc.                                    31,550                     29
  Psychemedics Corp.                                3,600                     29
  First Keystone Financial, Inc.                    1,301                     29
  Maritrans Inc.                                    2,000                     29
* Cone Mills Corp.                                 18,400                     29
* Berkshire Hathaway Inc. Class B                      12                     29
* Caliper Technologies Corp.                        6,380                     29
* ITXC Corp.                                       11,100                     29
* iPayment Holdings, Inc.                           1,200                     29
* Capstone Turbine Corp.                           26,376                     29
* Global Payment Tech Inc.                          6,500                     29
* Dynacq International, Inc.                        1,700                     29
* PLATO Learning, Inc.                              4,966                     29
* WatchGuard Technologies, Inc.                     6,200                     29
* Young Innovations, Inc.                           1,000                     29
* Big Dog Holdings, Inc.                            9,200                     28
* iManage, Inc.                                     5,699                     28
* Applied Films Corp.                               1,100                     28
* VA Software Corp.                                13,169                     28
* Reading International Inc. Class A                5,100                     28
* ITLA Capital Corp.                                  700                     28
  Union Bankshares Corp.                            1,000                     28
* Synaptics Inc.                                    2,100                     28
* Clarus Corp.                                      4,500                     28
* Harvard Bioscience, Inc.                          7,411                     28
* Hycor Biomedical Inc.                             6,000                     28
* Extended Systems Inc.                             7,100                     28
* SBA Communications Corp.                          9,100                     28
* Blue Rhino Corp.                                  2,300                     28
* National Healthcare Corp.                         1,400                     28
* Pharmacyclics, Inc.                               5,800                     27
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* Double Eagle Petroleum Co.                        3,500                     27
  Independence Holding Co.                          1,300                     27
* Internap Network Services Corp.                  26,600                     27
* Internet Capital Group, Inc.                     57,000                     27
* Chordiant Software, Inc.                         14,700                     27
* Covansys Corp.                                    8,900                     27
  Steel Technologies, Inc.                          2,700                     27
* Cysive, Inc.                                      8,500                     27
* Mattson Technology, Inc.                          8,800                     27
* The Good Guys, Inc.                              18,200                     27
* Cerus Corp.                                       3,564                     27
* Sonic Innovations, Inc.                           7,400                     27
* Gadzooks, Inc.                                    4,700                     27
* EntreMed, Inc.                                    6,400                     27
* PriceSmart, Inc.                                  2,000                     27
  Acadia Realty Trust REIT                          2,900                     27
* Quovadx, Inc.                                     8,862                     26
  ILX Resorts Inc.                                  3,100                     26
* Raytech Corp.                                     6,200                     26
* Selectica, Inc.                                   8,300                     26
* Plumtree Software, Inc.                           6,400                     26
* Sequenom, Inc.                                    9,620                     26
* NaPro BioTherapeutics, Inc.                      17,300                     26
* IDine Rewards Network Inc.                        1,900                     26
* RTI International Metals, Inc.                    2,400                     26
* Stellent Inc.                                     4,800                     26
* BindView Development Corp.                       12,800                     26
* Integral Systems, Inc.                            1,300                     26
* Alcide Corp.                                      2,400                     26
  Webster City Federal Bancorp                      1,200                     26
* Optical Cable Corp.                               3,687                     26
  North Pittsburgh Systems, Inc.                    1,700                     26
* Global Power Equipment Group Inc.                 5,500                     26
* Allied Healthcare International Inc.              6,774                     25
* Network Engines, Inc.                             6,700                     25
* Illumina, Inc.                                    8,480                     25
* Monro Muffler Brake, Inc.                           900                     25
* Interstate Hotels & Resorts, Inc.                 5,382                     25
* Art Technology Group, Inc.                       15,800                     25
* Gabelli Asset Management Inc.                       700                     25
* E-Z-EM, Inc.                                      3,000                     25
  Schawk, Inc.                                      2,400                     25
* Virologic, Inc.                                  19,800                     25
* Brightpoint, Inc.                                 2,042                     25
  Friedman's, Inc. Class A                          2,200                     25
* California Amplifier, Inc.                        7,000                     25
  HF Financial Corp.                                1,400                     25
* Factory 2-U Stores Inc.                           5,000                     25
  Stepan Co.                                        1,100                     25
  Collins Industries, Inc.                          7,100                     25
  Camden National Corp.                               900                     25
* Citizens, Inc.                                    3,400                     25
================================================================================
40
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Penn Engineering &
   Manufacturing Corp.                              1,800                     25
* Neurogen Corp.                                    5,380                     25
* Crossroads Systems, Inc.                         14,500                     24
* FairMarket, Inc.                                 14,640                     24
* Targeted Genetics Corp.                          13,400                     24
* Toreador Resources Corp.                          8,100                     24
* Zapata Corp.                                        500                     24
* DVI, Inc.                                         5,200                     24
* Option Care, Inc.                                 2,100                     24
* Hypercom Corp.                                    5,800                     24
  Energy West Inc.                                  4,000                     24
* Applied Molecular Evolution, Inc.                 5,600                     24
* Covenant Transport, Inc.                          1,406                     24
  CCBT Financial Cos. Inc.                          1,000                     24
* Rocky Mountain Chocolate
   Factory, Inc.                                    2,957                     24
* Webco Industries, Inc.                            8,300                     24
* Arden Group Inc. Class A                            400                     24
* Track Data Corp.                                 27,100                     24
  Royal Bancshares of
   Pennsylvania, Inc.                               1,100                     23
* SCM Microsystems, Inc.                            4,300                     23
* ANADIGICS, Inc.                                   7,100                     23
* Vastera, Inc.                                     3,900                     23
  Ennis Business Forms, Inc.                        1,600                     23
* Sunrise Telecom Inc.                             13,100                     23
* Genome Therapeutics Corp.                         9,090                     23
* Compex Technologies Inc.                          4,880                     23
  First Oak Brook Bancshares, Inc.                    700                     23
* Ramtron International Corp.                      10,160                     23
* Lipid Sciences, Inc.                             11,577                     23
* Carreker Corp.                                    5,000                     23
* Terra Industries, Inc.                           21,400                     23
* Charlotte Russe Holding Inc.                      2,200                     23
* Vical, Inc.                                       5,200                     23
* Interlink Electronics Inc.                        3,700                     23
* Netopia, Inc.                                     5,800                     23
* IVAX Diagnostics, Inc.                            4,500                     23
* Applied Imaging Corp.                            15,100                     22
* Miller Industries, Inc.                           6,540                     22
* ParkerVision, Inc.                                3,400                     22
  Pennfed Financial Services, Inc.                    800                     22
* Answerthink Consulting Group, Inc.               11,500                     22
* Supertex, Inc.                                    1,200                     22
* Exact Sciences Corp.                              2,000                     22
* Optika Inc.                                      14,600                     22
* Computer Network
   Technology Corp.                                 2,700                     22
  PrivateBancorp, Inc.                                800                     22
* Frontier Airlines, Inc.                           2,400                     22
* Able Laboratories, Inc.                           1,100                     22
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* Kforce Inc.                                       4,489                     22
* BioSphere Medical Inc.                            3,600                     22
* RWD Technologies, Inc.                           10,400                     22
  CT Communications, Inc.                           2,000                     22
* Res-Care, Inc.                                    4,700                     21
* RF Monolithics, Inc.                              4,400                     21
* Darling International, Inc.                       8,900                     21
* SimpleTech, Inc.                                  5,300                     21
* Bioreliance Corp.                                 1,000                     21
* Lithia Motors, Inc.                               1,300                     21
* TippingPoint Technologies Inc.                    2,654                     21
* Main Street & Main, Inc.                          9,900                     21
* Salix Pharmaceuticals, Ltd.                       2,000                     21
* Covista Communications, Inc.                      6,700                     21
* PLX Technology, Inc.                              5,300                     21
  Republic Bancorp, Inc. Class A                    1,400                     21
* Rubio's Restaurants, Inc.                         4,100                     21
* Airnet Communications Corp.                      19,180                     21
* Conrad Industries, Inc.                           8,400                     21
* Avici Systems Inc.                                3,390                     21
* Orchid Biosciences, Inc.                         17,100                     21
* NMS Communications Corp.                         10,400                     20
* Net Perceptions, Inc.                            12,800                     20
* MacroChem Corp.                                  18,100                     20
* Harvest Natural Resources, Inc.                   3,200                     20
* Dyax Corp.                                        4,992                     20
* VIA NET.WORKS, Inc.                              20,572                     20
* Overland Storage, Inc.                            1,000                     20
* The SCO Group, Inc.                               2,125                     20
* Argonaut Technologies Inc.                       16,400                     20
* Hi-Tech Pharmacal Co., Inc.                         500                     20
  Intermet Corp.                                    6,000                     20
* Numerex Corp.                                     7,100                     20
* Paradyne Networks, Inc.                          11,200                     20
* Applix, Inc.                                     12,500                     20
* Titan Pharmaceuticals, Inc.                       8,400                     20
* Matritech Inc.                                    8,500                     20
* Buca, Inc.                                        3,500                     20
* Danielson Holdings Corp.                         12,320                     20
* Cleveland-Cliffs Inc.                             1,100                     20
* Electric Fuel Corp.                              24,500                     20
  Yardville National Bancorp                        1,000                     20
* Belmont Bancorp                                   3,900                     19
  Titan International, Inc.                        15,700                     19
* CompuCom Systems, Inc.                            4,300                     19
  Building Materials Holding Corp.                  1,300                     19
* Kendle International Inc.                         3,100                     19
* TRC Cos., Inc.                                    1,300                     19
* Paxson Communications Corp.                       3,200                     19
* Critical Path, Inc.                              19,300                     19
* Wyndham International, Inc.
   Class A                                         43,326                     19
================================================================================
================================================================================
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                SHARES                  (000)
================================================================================
* Bluegreen Corp.                                   4,000                     19
  Humphrey Hospitality Trust, Inc. REIT             7,300                     19
  Commonwealth Industries Inc.                      4,000                     19
* Badger Paper Mills, Inc.                          3,200                     19
* Somera Communications, Inc.                      12,900                     19
* Del Laboratories, Inc.                              800                     19
  Pope & Talbot, Inc.                               1,700                     19
* Superior Consultant Holdings Corp.                6,200                     19
* WJ Communications, Inc.                          18,200                     19
* Vixel Corp.                                       2,900                     19
* SPEEDUS Corp.                                    15,700                     19
* SIGA Technologies, Inc.                          11,200                     18
  CompX International Inc.                          3,300                     18
* Tumbleweed Communications Corp.                   7,120                     18
* Management Network Group Inc.                     9,400                     18
* Versar Inc.                                       7,000                     18
* Docent, Inc.                                      5,360                     18
* Carmike Cinemas, Inc.                               800                     18
* Verso Technologies, Inc.                         10,000                     18
* SFBC International, Inc.                          1,000                     18
* Sirenza Microdevices, Inc.                        8,900                     18
* Inforte Corp.                                     2,284                     18
* MTI Technology Corp.                             18,000                     18
  TriCo Bancshares                                    700                     18
  D&K Healthcare Resources, Inc.                    1,100                     18
* Sangamo BioSciences, Inc.                         6,200                     18
  Sound Federal Bancorp Inc.                        1,300                     18
* Wave Systems Corp.                               19,900                     18
* Summa Industries                                  2,400                     17
* Century Casinos, Inc.                             7,400                     17
* LMI Aerospace, Inc.                               8,300                     17
* Lexent Inc.                                      12,100                     17
* Acclaim Entertainment Inc.                       24,691                     17
* Sun Bancorp, Inc. (NJ)                              840                     17
* Orphan Medical, Inc.                              1,800                     17
* Diametrics Medical, Inc.                         14,300                     17
* Emisphere Technologies, Inc.                      4,600                     17
  First State Bancorporation                          600                     17
* Braun Consulting, Inc.                            9,700                     16
  Proton Energy Systems, Inc.                       7,700                     16
  Citizens 1st Bancorp, Inc.                          753                     16
* Proxymed Pharmacy, Inc.                           1,246                     16
  United Industrial Corp.                           1,000                     16
* MetaSolv, Inc.                                    8,300                     16
* Magnatek, Inc.                                    6,400                     16
* Analysts International Corp.                      6,500                     16
* DT Industries, Inc.                               7,000                     16
* Therma-Wave Inc.                                  7,700                     16
* Corio, Inc.                                      10,000                     16
* Netro Corp.                                       5,546                     16
* Redhook Ale Brewery, Inc.                         8,000                     16
  Mission West Properties Inc. REIT                 1,400                     16
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* On Command Corp.                                 14,800                     16
* White Electronic Designs Corp.                    1,500                     16
* Active Power, Inc.                                9,446                     16
* First Advantage Corp. Class A                       952                     16
* Cardima, Inc.                                    22,000                     16
* Interactive Intelligence Inc.                     4,200                     16
* BMC Industries, Inc.                             29,237                     16
* Earthshell Corp.                                 38,400                     16
* Superconductor Technologies Inc.                  6,840                     16
* Copper Mountain Networks, Inc.                    1,450                     16
  Cascade Corp.                                       900                     16
* Aware, Inc.                                       7,000                     16
* Edison Schools Inc.                              10,400                     16
* Digital Impact, Inc.                              8,400                     16
* MIPS Technologies, Inc.                           6,000                     15
* Graphic Packaging
   International Corp.                              3,400                     15
  Willow Grove Bancorp, Inc.                          900                     15
* U.S. Energy Systems, Inc.                        10,900                     15
* Aetrium, Inc.                                    10,300                     15
* Rita Medical Systems, Inc.                        4,300                     15
* Cosine Communications, Inc.                       2,446                     15
* Wilshire Enterprises, Inc.                        3,000                     15
* Tier Technologies, Inc.                           1,900                     15
* Curon Medical Inc.                               13,000                     15
* SAVVIS Communications Corp.                      16,280                     15
* Aastrom Biosciences, Inc.                        14,400                     15
* 3D Systems Corp.                                  1,900                     14
  Superior Financial Corp.                            600                     14
* MIM Corp.                                         2,200                     14
* IDT Corp.                                           800                     14
* Prime Energy Corp.                                1,500                     14
* Kosan Biosciences, Inc.                           2,400                     14
* Mossimo, Inc.                                     3,400                     14
* Quantum Fuel Systems
   Technologies Worldwide, Inc.                     6,300                     14
  West Essex Bancorp, Inc.                            400                     14
* MarineMax, Inc.                                   1,000                     14
  Stephan Co.                                       3,700                     14
* NeoRx Corp.                                       4,100                     14
* Larscom Inc.                                      2,715                     14
* SBS Technologies, Inc.                            1,400                     14
* Marimba, Inc.                                     4,700                     14
* Commerce One, Inc.                                5,788                     14
* Niku Corp.                                        2,980                     14
  FNB Corp. VA                                        500                     14
  Mainsource Financial Group, Inc.                    551                     13
* Central Coast Bancorp                               800                     13
* Cellstar Corp.                                    3,400                     13
* Paradigm Genetics, Inc.                           9,400                     13
* InsWeb Corp.                                      2,808                     13
* Axonyx Inc.                                       5,500                     13
================================================================================
42
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* BTU International, Inc.                           7,100                     13
* Kana Software, Inc.                               4,355                     13
* RMH Teleservices, Inc.                            3,000                     13
* Atlas Air Worldwide Holdings, Inc.                8,700                     13
* Beta Oil & Gas, Inc.                              9,600                     13
* EPIX Medical, Inc.                                  900                     13
* Hall, Kinion & Associates, Inc.                   4,600                     13
* Goodrich Petroleum Corp.                          2,800                     13
  Comdisco Holding Company, Inc.                   39,800                     13
  Westfield Financial, Inc.                           700                     12
* Clean Harbors Inc.                                1,300                     12
* Saba Software, Inc.                               2,714                     12
* SEEC, Inc.                                        8,900                     12
* Nutrition 21 Inc.                                26,700                     12
* Commercial Capital Bancorp, Inc.                    800                     12
* Cardiac Science, Inc.                             4,497                     12
* Storage Computer Corp.                           16,000                     12
* Perceptron, Inc.                                  2,000                     12
* Impreso, Inc.                                     5,300                     12
* Horizon Organic Holding Corp.                       500                     12
  Raven Industries, Inc.                              600                     12
* Guilford Pharmaceuticals, Inc.                    2,606                     12
* SpectRx, Inc.                                     4,874                     12
* Mercator Software, Inc.                           7,800                     12
* Ezenia!, Inc.                                    16,700                     12
* Blue Coat Systems, Inc.                           1,919                     11
  Eastern Virginia Bankshares, Inc.                   500                     11
  NN, Inc.                                            900                     11
* Astec Industries, Inc.                            1,300                     11
* Zonagen, Inc.                                     6,900                     11
* Weider Nutritional International, Inc.            5,000                     11
* dELiA*s Corp. Class A                            16,139                     11
* Viewpoint Corp.                                   9,997                     11
* SteelCloud Inc.                                   3,300                     11
* Creative Host Services, Inc.                      5,500                     11
* ONYX Software Corp.                              11,600                     11
* On2 Technologies, Inc.                            9,000                     11
  Burnham Pacific Properties,
   Inc. REIT                                       19,000                     11
* Pacific Premier Bancorp, Inc.                     1,460                     11
* Applied Digital Solutions, Inc.                  18,300                     11
* Abraxas Petroleum Corp.                          10,100                     11
* Visual Networks, Inc.                             7,900                     11
* Mestek, Inc.                                        600                     11
* Midwest Express Holdings, Inc.                    4,100                     11
* ebix.com Inc.                                     1,575                     11
* Versant Corp.                                    17,500                     11
* Concord Camera Corp.                              1,500                     11
  Click Commerce, Inc.                              7,320                     11
* Aurora Foods Inc.                                30,100                     11
* American Access Technologies Inc.                10,000                     10
* Gallery of History, Inc.                          2,700                     10
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* Transgenomic, Inc.                                5,500                     10
* Lantronix, Inc.                                  14,000                     10
  State Bancorp, Inc.                                 525                     10
* Powell Industries, Inc.                             700                     10
* Five Star Quality Care, Inc.                      6,786                     10
  Quixote Corp.                                       400                     10
* MedSource Technologies, Inc.                      2,400                     10
* All American Semiconductor, Inc.                  3,400                     10
* The Immune Response Corp.                         3,200                     10
* Stratos Lightwave, Inc.                           2,034                     10
* Pfsweb Inc.                                      15,764                     10
* Healthcare Services Group, Inc.                     700                     10
* Eden Bioscience Corp.                             6,245                     10
* Baldwin Technology Class A                       15,700                     10
  Oregon Trail Financial Corp.                        400                     10
* Synovis Life Technologies, Inc.                     500                     10
* McLeod USA Inc.                                   6,532                     10
* Penton Media, Inc. Class A                       16,600                     10
* Tripath Technology Inc.                          12,700                     10
* Bell Industries, Inc.                             4,500                     10
* ResortQuest International, Inc.                   2,200                     10
* Onvia.com, Inc.                                   2,700                     10
* HealthAxis, Inc.                                 19,600                     10
  BEI Technologies, Inc.                              800                     10
* WHX Corp.                                         4,565                     10
* Electroglas, Inc.                                 7,200                      9
* Cytrx Corp.                                       5,000                      9
* COMFORCE Corp.                                   20,213                      9
  Citizens South Banking Corp.                        700                      9
* Party City Corp.                                    900                      9
* Fresh Choice, Inc.                                5,100                      9
* The Allied Defense Group, Inc.                      500                      9
* StorageNetworks, Inc.                             6,600                      9
  Lakeland Financial Corp.                            300                      9
* CyberSource Corp.                                 3,300                      9
* SportsLine.com, Inc.                              4,300                      9
* Aradigm Corp.                                     5,000                      9
* Blue Martini Software, Inc.                       2,433                      9
  Warwick Community Bancorp, Inc.                     300                      9
* ACT Teleconferencing, Inc.                        4,600                      9
  Berkshire Hills Bancorp, Inc.                       300                      8
* BSQUARE Corp.                                    10,300                      8
* EXE Technologies, Inc.                            1,679                      8
* i3 Mobile, Inc.                                  17,340                      8
* Digital Lightwave, Inc.                           7,700                      8
  Klamath First Bancorp                               500                      8
* I-many, Inc.                                      8,200                      8
* Bradley Pharmaceuticals, Inc.                       500                      8
* Amcast Industrial Corp.                           9,404                      8
* Universal Access Global
   Holdings Inc.                                   19,440                      8
  American National Bankshares Inc.                   300                      8
================================================================================
================================================================================
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                SHARES                  (000)
================================================================================
* Rainmaker Systems, Inc.                          10,200                      8
* Neurobiological Technologies, Inc.                2,300                      8
* Millennium Cell Inc.                              4,400                      8
* LightPath Technologies, Inc. Class A              2,625                      8
  Camco Financial Corp.                               500                      8
* Pac-West Telecom, Inc.                           10,481                      8
* Large Scale Biology Corp.                         7,600                      8
* Lightspan Inc.                                   11,200                      8
* Radiologix Inc.                                   1,800                      8
* 24/7 Real Media, Inc.                             9,200                      8
* Interep National Radio Sales, Inc.                2,700                      8
  Windrose Medical Properties Trust                   700                      8
* Clearone Communications Inc.                      3,400                      8
  Woodhead Industries, Inc.                           600                      8
* Iridex Corp.                                      2,000                      8
* Intraware, Inc.                                   5,900                      7
* Media 100 Inc.                                    6,149                      7
  Lufkin Industries                                   300                      7
  Saucony Inc.                                        600                      7
* Paradigm Medical Industries, Inc.                24,100                      7
  Bush Industries, Inc.                             2,400                      7
* eLoyalty Corp.                                    1,835                      7
* AXT, Inc.                                         6,100                      7
* NetManage, Inc.                                   2,378                      7
* Cortex Pharmaceuticals, Inc.                      4,000                      7
* IGI, Inc.                                         6,710                      7
* HealthExtras, Inc.                                  900                      7
* Rofin-Sinar Technologies Inc.                       500                      7
* Chicago Pizza & Brewery, Inc.                       700                      7
* AirGate PCS, Inc.                                 5,700                      7
* Lowrance Electronics, Inc.                          800                      7
* Fargo Electronics                                   700                      7
* Community West Bancshares                         1,100                      7
* SL Industries, Inc.                               1,000                      7
* Axeda Systems Inc.                                4,700                      7
* Lynx Therapeutics, Inc.                           1,756                      7
* Perficient, Inc.                                  6,000                      7
* Click2learn, Inc.                                 3,800                      7
* Alpine Group, Inc.                                8,260                      7
  EnergySouth, Inc.                                   200                      7
* Trailer Bridge, Inc.                              2,000                      7
  National Health Realty Inc. REIT                    400                      6
* Array BioPharma Inc.                              1,985                      6
* eXegenics Inc.                                   11,400                      6
  Inter Parfums, Inc.                                 800                      6
* Interpharm Holdings, Inc.                         2,000                      6
* NetSolve, Inc.                                      700                      6
* GMX Resources Inc.                                3,000                      6
* Championship Auto Racing
   Teams, Inc.                                      2,300                      6
* ParthusCeva Inc.                                    700                      6
* Immersion Corp.                                   3,000                      6
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* ImageWare Systems, Inc.                           2,100                      6
* Harken Energy Corp.                              14,490                      6
  Hickory Tech Corp.                                  500                      6
* Evergreen Solar, Inc.                             4,100                      6
* The Greenbrier Cos., Inc.                           500                      5
* International Assets Holding Corp.                2,395                      5
* BayCorp Holdings, Ltd.                              382                      5
* AstroPower, Inc.                                  1,600                      5
* Virage, Inc.                                      6,200                      5
* Ampex Corp. Class A                               1,535                      5
* Andrea Radio Corp.                               16,700                      5
* Equinix, Inc.                                       658                      5
* Datalink Corp.                                    1,100                      5
* GoAmerica, Inc.                                  14,500                      5
* Concur Technologies, Inc.                           500                      5
* Anthony & Sylvan Pools Corp.                      1,882                      5
* Semitool, Inc.                                    1,000                      5
* Endocare, Inc.                                    1,200                      5
* Chronimed Inc.                                      500                      5
  Nature's Sunshine Inc.                              600                      5
* Multilink Technology Corp. Class A                1,780                      5
* eGain Communications Corp.                       10,100                      5
* Intrado Inc.                                        300                      5
  BancTrust Financial Group, Inc.                     300                      5
* Epimmune Inc.                                     3,300                      5
* Hungarian Telephone and Cable Corp.                 500                      5
* DSL.Net, Inc.                                     8,700                      5
* Scheid Vineyards, Inc. Class A                    1,500                      5
* TechTeam Global, Inc.                               700                      4
* Seabulk International, Inc.                         500                      4
* Exactech, Inc.                                      300                      4
  Century Aluminum Co.                                600                      4
* Network Equipment Technologies, Inc.                500                      4
* ICT Group, Inc.                                     400                      4
* The Princeton Review, Inc.                          700                      4
* Merisel, Inc.                                       880                      4
* Insightful Corp.                                  3,000                      4
* Mayor's Jeweler's, Inc.                          17,400                      4
  Boykin Lodging Co. REIT                             500                      4
* Northfield Laboratories, Inc.                       500                      4
* Apropos Technology, Inc.                          1,500                      4
* Green Mountain Coffee
   Roasters, Inc.                                     200                      4
* Constar International Inc.                          500                      4
* Vornado Operating Inc. REIT                       5,595                      4
* T/R Systems, Inc.                                 4,100                      4
* Precision Optics Corp., Inc.                      1,550                      4
* Rohn Industries Inc.                             25,800                      4
* FirePond, Inc.                                    1,120                      4
* America Service Group Inc.                          200                      4
* Cross Media Marketing Corp.                      14,864                      4
* Frontline Communications Corp.                    9,600                      4
================================================================================
44
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
* PharmaNetics, Inc.                                  600                      3
* Hanover Direct, Inc.                             12,400                      3
  Liquid Audio, Inc.                                9,700                      3
* Emerson Radio Corp.                                 500                      3
* ICO, Inc.                                         2,900                      3
* Beacon Power Corp.                               11,800                      3
* Channell Commercial Corp.                           600                      3
* Peco II, Inc.                                     5,204                      3
* Perini Corp.                                        400                      3
* eMerge Interactive, Inc.                          4,099                      3
* M-WAVE, Inc.                                      3,800                      3
* Cornerstone Realty Income
   Trust, Inc. REIT Cvt. Pfd.                         427                      3
* The A Consulting Team, Inc.                       6,000                      3
  Knape & Vogt Manufacturing Co.                      300                      3
  Sypris Solutions, Inc.                              300                      3
* Steinway Musical Instruments Inc.                   200                      3
* Headway Corporate Resources, Inc.                17,800                      3
* Psychiatric Solutions, Inc.                         300                      3
  Coastal Financial Corp.                             220                      3
* Prime Medical Services, Inc.                        600                      3
* Omtool, Ltd.                                        857                      3
* Navidec, Inc.                                       956                      3
* Dobson Communications Corp.                         500                      3
* Ista Pharmaceuticals Inc.                           490                      3
  United Financial Corp.                              100                      3
  Pittsburgh & West Virginia
   Railroad REIT                                      300                      3
* Versata, Inc.                                     1,500                      3
* Touch America Holdings, Inc.                     39,600                      3
* VCampus Corp.                                     1,060                      3
* IntraBiotics Pharmaceuticals, Inc.                  633                      3
* Artisoft, Inc.                                    1,550                      2
* REX Stores Corp.                                    200                      2
* Serrento Networks Corp.                             910                      2
* SatCon Technology Corp.                           3,807                      2
* Quinton Cardiology Systems, Inc.                    300                      2
* Novatel Wireless, Inc.                              927                      2
* WorldGate Communications, Inc.                    6,700                      2
* Allied Motion Technologies, Inc.                  1,500                      2
* Verticalnet, Inc.                                 1,430                      2
* Primus Knowledge Solutions, Inc.                  1,700                      2
* Ostex International, Inc.                         1,000                      2
* Suburban Lodges Of America, Inc.                  2,700                      2
  Calavo Growers, Inc.                                300                      2
* Sagent Technology, Inc.                          14,100                      2
  Habersham Bancorp                                   100                      2
* Pemstar Inc.                                        500                      2
* Visual Data Corp.                                   921                      2
* GraphOn Corp.                                    10,000                      2
  Abigail Adams National
   Bancorp., Inc.                                     110                      2
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                   SHARES                  (000)
================================================================================
  Aceto Corp.                                         100                      2
* Whitehall Jewellers, Inc.                           200                      2
* NaviSite, Inc.                                      659                      2
* ARTISTdirect, Inc.                                3,941                      2
* Continucare Corp.                                 4,600                      2
* Bell Microproducts Inc.                             400                      2
* Procom Technology, Inc.                           5,600                      2
  TIB Financial Corp.                                 100                      2
  Flexsteel Industry                                  100                      2
* MedAmicus, Inc.                                     200                      2
* Convera Corp.                                       400                      2
* Geerlings & Wade Inc.                             1,200                      2
* Exponent, Inc.                                      100                      2
* SciQuest, Inc.                                      400                      2
* Daisytek International Corp.                     20,900                      1
* Applied Graphics Technologies, Inc.               1,764                      1
* Cogent Communications Group, Inc.                   647                      1
* Adams Golf, Inc.                                  4,300                      1
* Hoenig Group, Inc.                                6,100                      1
* The Penn Traffic Co.                              7,762                      1
* Allegiance Telecom, Inc.                         24,000                      1
* Adept Technology, Inc.                            3,000                      1
* CenterSpan Communications Corp.                   9,700                      1
* Deltagen, Inc.                                    9,664                      1
* New Century Equity Holdings Corp.                 3,700                      1
* NexPrise, Inc.                                      366                      1
* Advanced Lighting
   Technologies, Inc.                              12,600                      1
* Auspex Systems, Inc.                             26,600                      1
* DA Consulting Group, Inc.                         8,800                      1
* Microtek Medical Holdings, Inc.                     500                      1
* Captaris Inc.                                       300                      1
* Valentis, Inc.                                      246                      1
* Horizon Group Properties, Inc. REIT                 270                      1
* Corautus Genetics Inc.                              300                      1
* Lanvision Systems, Inc.                             400                      1
* Alanco Technologies, Inc.                         1,986                      1
* Major Automotive Cos., Inc.                         800                      1
* Astea International, Inc.                         1,000                      1
* EasyLink Services Corp.                             742                      1
* Read-Rite Corp.                                   6,000                   --
* The 3DO Co.                                       1,187                   --
* U.S. Concrete, Inc.                                 112                   --
* A.D.A.M., Inc.                                      300                   --
* Chart Industries, Inc.                            2,000                   --
* Amtech Systems, Inc.                                100                   --
* MSCi, Inc.                                        6,700                   --
* Physiometrix, Inc.                                  200                   --
* P-Com, Inc.                                       2,640                   --
* Internet Pictures Corp.                              54                   --
* Accessity Corp.                                     600                   --
* Segue Software, Inc.                                100                   --
================================================================================
================================================================================
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                SHARES                  (000)
================================================================================
* Sheffield Pharmaceuticals, Inc.                   9,200                    --
* Avalon Digital Marketing
   Systems, Inc.                                    1,000                    --
  First M&F Corp.                                       5                    --
* NTELOS Inc.                                       6,600                    --
* Divine, Inc.                                      5,509                    --
* Network-1 Security Solutions, Inc.                4,400                    --
* FiberNet Telecom Group, Inc.                         40                    --
* Pinnacle Holdings Inc. REIT                       6,700                    --
* Loudeye Corp.                                        12                    --
* Alterra Healthcare Corp.                         17,600                    --
* Evolve Software, Inc.                               400                    --
* ProcureNet, Inc.                                  6,800                    --
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $2,943,809)                                                     2,947,430
--------------------------------------------------------------------------------
                                                     Face
                                                   Amount
                                                    (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (23.1%)
--------------------------------------------------------------------------------
U.S. Government Securities (6.0%)
Private Export Funding Corp.
  (U.S. Government Guaranteed)
  7.20%, 1/15/2010                                $ 6,900                  8,512
U.S. Treasury Bonds
  10.00%, 5/15/2010                                 1,300                  1,505
  9.25%, 2/15/2016                                    900                  1,379
  7.50%, 11/15/2016                                16,050                 21,811
  8.75%, 5/15/2017                                  5,100                  7,640
  8.875%, 8/15/2017                                 9,250                 14,011
  8.125%, 8/15/2019                                 1,905                  2,756
  8.50%, 2/15/2020                                  1,555                  2,329
  8.75%, 5/15/2020                                  5,025                  7,691
  7.875%, 2/15/2021                                 7,800                 11,141
  8.125%, 8/15/2021                                 7,675                 11,228
  8.00%, 11/15/2021                                 1,370                  1,985
  7.25%, 8/15/2022                                    375                    508
  7.625%, 11/15/2022                               20,200                 28,422
  7.50%, 11/15/2024                                 1,125                  1,579
  6.75%, 8/15/2026                                  7,510                  9,793
  6.625%, 2/15/2027                                 4,370                  5,628
  6.375%, 8/15/2027                                 3,665                  4,592
  5.25%, 11/15/2028                                 8,950                  9,746
U.S. Treasury Notes
  5.875%, 11/15/2004                                1,650                  1,756
  7.875%, 11/15/2004                                9,875                 10,778
  1.75%, 12/31/2004                                   550                    555
  1.625%, 3/31/2005                                17,175                 17,290
  1.25%, 5/31/2005                                 24,050                 24,039
  6.875%, 5/15/2006                                   110                    126
  7.00%, 7/15/2006                                  9,375                 10,834
================================================================================
                                                     FACE                 MARKET
                                                   AMOUNT                 VALUE*
                                                    (000)                  (000)
================================================================================
  6.625%, 5/15/2007                                    75                     88
  5.50%, 2/15/2008                                    150                    171
  5.625%, 5/15/2008                                29,020                 33,278
  4.75%, 11/15/2008                                 7,325                  8,122
  5.50%, 5/15/2009                                    825                    950
  6.00%, 8/15/2009                                  4,800                  5,663
  6.50%, 2/15/2010                                  3,475                  4,219
  5.75%, 8/15/2010                                  1,225                  1,434
  5.00%, 2/15/2011                                  2,375                  2,666
  5.00%, 8/15/2011                                  1,050                  1,178
  4.875%, 2/15/2012                                16,720                 18,596
                                                                    ------------
                                                                         293,999
                                                                    ------------
Agency Bonds and Notes (4.0%)
Federal Farm Credit Bank
  4.80%, 11/6/2003                                  3,500                  3,546
Federal Home Loan Bank
  4.875%, 4/16/2004                                 2,400                  2,473
  3.375%, 6/15/2004                                 3,250                  3,323
  4.125%, 1/14/2005                                 7,500                  7,823
  6.50%, 8/15/2007                                  3,500                  4,068
  5.865%, 9/2/2008                                  1,300                  1,495
  5.88%, 11/25/2008                                 1,200                  1,220
  7.625%, 5/14/2010                                 8,800                 11,136
Federal Home Loan Mortgage Corp.
  5.375%, 1/5/2004                                    575                    588
  5.25%, 2/15/2004                                  8,300                  8,517
  6.25%, 7/15/2004                                  2,400                  2,528
  6.875%, 1/15/2005                                 1,700                  1,844
  7.00%, 7/15/2005                                  3,225                  3,584
  5.50%, 7/15/2006                                  5,850                  6,465
  5.75%, 3/15/2009                                 14,000                 16,070
  6.625%, 9/15/2009                                 4,650                  5,569
  7.00%, 3/15/2010                                  4,000                  4,898
  6.875%, 9/15/2010                                 3,125                  3,821
  5.75%, 1/15/2012                                  9,925                 11,418
Federal National Mortgage Assn.
  3.00%, 6/15/2004                                    725                    739
  6.50%, 8/15/2004                                 11,775                 12,477
  7.00%, 7/15/2005                                 17,000                 18,893
  5.50%, 2/15/2006                                 11,125                 12,202
  5.64%, 12/10/2008                                 3,500                  3,562
  6.40%, 5/14/2009                                  5,700                  5,931
  7.25%, 1/15/2010                                  6,720                  8,311
  6.25%, 2/1/2011                                   1,425                  1,651
  5.50%, 3/15/2011                                  2,450                  2,778
  6.00%, 5/15/2011                                  4,800                  5,608
  5.375%, 11/15/2011                                1,925                  2,162
  6.125%, 3/15/2012                                 3,900                  4,592
  4.625%, 5/1/2013                                    700                    722
  7.25%, 5/15/2030                                  5,375                  7,078
  6.625%, 11/15/2030                                1,850                  2,271
================================================================================
46
================================================================================
                                                     FACE                 MARKET
                                                   AMOUNT                 VALUE*
                                                    (000)                  (000)
================================================================================
Tennessee Valley Auth.
  5.375%, 11/13/2008                                2,400                  2,705
  7.125%, 5/1/2030                                  4,000                  5,194
                                                                    ------------
                                                                         197,262
                                                                    ------------
Mortgage-Backed Securities (13.1%)(2)
Federal Home Loan Mortgage Corp.
(4)4.00%, 7/23/2008-6/1/2010                        1,500                  1,541
(4)4.50%, 1/1/2008-6/1/2018                        13,196                 13,497
(4)5.00%, 12/1/2007-5/1/2033                       25,763                 26,590
(4)5.50%, 4/1/2007-4/1/2033                        62,123                 64,313
(4)6.00%, 5/1/2005-11/1/2032                       73,900                 76,780
(4)6.50%, 4/1/2004-8/1/2032                        44,214                 46,134
(4)7.00%, 7/1/2004-6/1/2032                        20,612                 21,669
(4)7.50%, 9/1/2003-1/1/2032                         5,430                  5,792
(4)8.00%, 12/1/2007-10/1/2031                       4,092                  4,420
(4)8.50%, 11/1/2007-5/1/2030                          527                    574
(4)9.00%, 1/1/2005-7/1/2030                           559                    610
(4)9.50%, 8/1/2003-4/1/2025                           119                    130
(4)10.00%, 3/1/2017-4/1/2025                           48                     53
Federal National Mortgage Assn.
(4)4.50%, 6/1/2018                                  4,000                  4,085
(4)5.00%, 9/1/2009-6/1/2033                        28,804                 29,609
(4)5.50%, 11/1/2008-6/1/2033                       72,716                 75,331
(4)6.00%, 10/1/2008-2/1/2033                       63,347                 65,954
(4)6.50%, 8/1/2008-8/1/2032                        65,156                 68,103
(4)7.00%, 10/1/2003-6/1/2032                       19,260                 20,324
(4)7.50%, 8/1/2007-6/1/2032                         8,338                  8,887
(4)8.00%, 10/25/2003-1/1/2031                       2,006                  2,165
(4)8.50%, 10/1/2004-9/1/2030                          897                    970
================================================================================
                                                     FACE                 MARKET
                                                   AMOUNT                 VALUE*
                                                    (000)                  (000)
================================================================================
(4)9.00%, 7/1/2007-8/1/2026                           161                    178
(4)9.50%, 4/1/2005-2/1/2025                            65                     73
(4)10.00%, 7/1/2005-8/1/2021                           11                     11
(4)10.50%, 8/1/2020                                     7                      8
Government National Mortgage Assn.
(4)5.00%, 1/20/2018-6/15/2033                       3,481                  3,600
(4)   5.50%, 12/1/2032-5/15/2033                   14,411                 15,015
(4)   6.00%, 3/15/2009-3/15/2033                   24,897                 26,117
(4)   6.50%, 9/15/2008-11/15/2032                  27,351                 28,745
(4)   7.00%, 5/15/2008-8/1/2032                    16,395                 17,362
(4)   7.50%, 5/15/2008-3/15/2032                    7,004                  7,467
(4)   8.00%, 9/15/2009-3/15/2032                    4,490                  4,863
(4)   8.50%, 3/15/2017-9/15/2030                    1,095                  1,196
(4)   9.00%, 6/15/2016-8/15/2030                      699                    770
(4)   9.50%, 9/15/2018-8/15/2030                      210                    231
(4)   10.00%, 10/15/2017- 12/15/2020                   38                     43
(4)   10.50%, 9/15/2019                                 4                      5
(4)   11.00%, 7/15/2013-12/15/2015                      7                      8
(4)   12.00%, 2/15/2014                                 7                      8
                                                                    ------------
                                                                         643,231
                                                                    ------------
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (Cost $1,079,876)                                                    1,134,492
--------------------------------------------------------------------------------
CORPORATE BONDS (14.5%)
--------------------------------------------------------------------------------
Asset-Backed/Commercial
  Mortgage-Backed Securities (3.8%)(2)
American Express Credit Card Master Trust
(4) 1.69%, 1/15/2009                                3,000                  2,973
Bank of America Mortgage Securities
(4) 4.654%, 6/25/2031                                 531                    541
Bank One Insurance Trust
(4) 2.94%, 10/23/2005                               1,400                  1,435
Bear Stearns Commercial
  Mortgage Securities Inc.
(4) 5.61%, 11/15/2033                               4,000                  4,458
================================================================================

================================================================================
                                                     FACE                 MARKET
                                                   AMOUNT                 VALUE*
                                                    (000)                  (000)
================================================================================
California Infrastructure &
  Econ. Dev. Bank Special
  Purpose Trust PG&E-1
(4) 6.42%, 9/25/2008                               10,900                 11,806
California Infrastructure &
  Econ. Dev. Bank Special
  Purpose Trust SCE-1
(4) 6.38%, 9/25/2008                               10,000                 10,866
California Infrastructure &
  Econ. Dev. Bank Special
  Purpose Trust SDG&E
(4) 6.31%, 9/25/2008                                5,000                  5,427
Capital Auto Receivables Asset Trust
(4) 4.16%, 7/16/2007                                1,100                  1,143
(4) 2.92%, 4/15/2008                               10,500                 10,733
Capital One Auto Finance Trust
(4) 4.88%, 9/15/2008                                  625                    662
Centex Home Equity Loan Trust
(4) 4.64%, 8/25/2026                                  625                    642
Chase Credit Card Master Trust
(4)(6) 1.96%, 1/15/2006                            11,000                 11,003
(4)(6) 1.923%, 2/15/2007                            6,000                  6,004
Chase Manhattan Auto Owner Trust
(4) 4.24%, 9/15/2008                                  900                    943
CIT RV Trust
(4) 5.96%, 4/15/2011                                  499                    499
Citibank Credit Card Master Trust
(4) 4.95%, 2/9/2009                                 1,700                  1,838
Commercial Mortgage
  Lease-Backed Certificate
(4)(5) 6.746%, 6/20/2031                              745                    852
Countrywide Home Loan
(4) 4.633%, 9/19/2032                                 800                    814
(4) 4.197%, 5/25/2033                               4,171                  4,221
DaimlerChrysler Auto Trust
(4) 2.56%, 10/25/2004                               1,900                  1,931
(4) 3.53%, 12/6/2007                                  565                    583
(4) 4.49%, 10/6/2008                                5,300                  5,568
Discover Card Master Trust I
(4)(6) 1.59%, 2/16/2007                             1,000                  1,003
(4)(6) 1.55%, 4/16/2007                             6,000                  6,006
(4)(6) 1.49%, 9/18/2007                             8,000                  8,017
(4)(6) 1.36%, 11/15/2007                            2,000                  2,005
First USA Credit Card Master Trust
(4)(6) 1.39%, 9/10/2006                            11,000                 11,005
(4)(6) 1.56%, 4/17/2007                             2,000                  2,002
Ford Credit Auto Owner Trust
(4) 7.40%, 4/15/2005                                2,250                  2,277
(4) 3.62%, 1/15/2006                                1,451                  1,467
(4) 4.36%, 8/15/2006                                1,850                  1,932
Harley-Davidson Motorcycle Trust
(4) 4.50%, 1/15/2010                                1,000                  1,079
================================================================================
                                                     FACE                 MARKET
                                                   AMOUNT                 VALUE*
                                                    (000)                  (000)
================================================================================
Honda Auto Receivables Owner Trust
(4) 2.19%, 9/15/2006                                1,600                  1,619
(4) 4.22%, 4/15/2007                                1,100                  1,148
Mach One CDO, Ltd.
(4)(5) 6.70%, 3/15/2030                             1,802                  2,047
Marshall & Ilsley Auto Loan Trust
(4) 2.49%, 10/22/2007                               4,500                  4,559
MBNA Master Credit Card Trust
(4)(6) 1.54%, 2/15/2007                            16,000                 16,010
(4) 4.95%, 6/15/2009                                1,700                  1,842
Nissan Auto Receivables
(4) 4.60%, 9/15/2005                                2,000                  2,104
Nissan Auto Receivables Owner Trust
(4) 4.28%, 10/16/2006                               3,500                  3,673
PECO Energy Transition Trust
(4) 5.80%, 3/1/2007                                 5,000                  5,245
(4) 6.05%, 3/1/2009                                 1,100                  1,228
PP&L Transition Bond Co. LLC
(4) 6.96%, 12/26/2007                               5,000                  5,548
PSE&G Transition Funding LLC
(4) 6.89%, 12/15/2017                               2,000                  2,423
Residential Asset Securities Corp.
(4) 4.988%, 2/25/2027                               3,050                  3,156
Sears Credit Account Master Trust
(4) 6.05%, 1/15/2008                                  167                    169
Toyota Auto Receivables Owner Trust
(4) 2.65%, 11/15/2006                               1,650                  1,678
(4) 4.00%, 7/15/2008                                  700                    729
Volkswagen Auto Lease Trust
(4) 2.36%, 12/20/2005                               1,800                  1,821
Washington Mutual Mortgage
  Pass-Through Certificate
(4) 5.435%, 2/25/2032                                 867                    884
(4) 5.55%, 3/25/2032                                  457                    465
(4) 5.554%, 4/26/2032                                 892                    905
WFS Financial Owner Trust
(4) 4.50%, 2/20/2010                                1,300                  1,370
World Omni Master Owner Trust
(4) 2.58%, 9/15/2009                                3,000                  3,056
(4) 3.79%, 11/20/2005                               1,193                  1,209
                                                                    ------------
                                                                         184,623
                                                                    ------------
Finance (4.6%)
  Banking (1.9%)
  Abbey National PLC
    7.95%, 10/26/2029                                 275                    365
  ABN AMRO Bank NV
    7.125%, 6/18/2007                               2,500                  2,916
  BBVA-Bancomer Capital Trust I
    (5) 10.50%, 2/16/2011                             725                    834
  Bank of New York
    3.75%, 2/15/2008                                1,050                  1,093
================================================================================
48
================================================================================
                                                     FACE                 MARKET
                                                   AMOUNT                 VALUE*
                                                    (000)                  (000)
================================================================================
Bank One Corp.
7.625%, 8/1/2005                                    2,500                  2,803
5.50%, 3/26/2007                                      500                    550
4.125%, 9/1/2007                                    1,700                  1,802
6.00%, 2/17/2009                                    1,000                  1,133
Barclays Bank PLC
(5) 8.55%, 6/15/2011                                1,150                  1,463
Chase Manhattan Corp.
7.125%, 2/1/2007                                      750                    858
Citicorp
7.625%, 5/1/2005                                      700                    776
Citicorp Capital II
8.015%, 2/15/2027                                   1,050                  1,238
Citicorp Lease Pass-Through Trust
(4)(5)7.22%, 6/15/2005                                416                    452
(5) 8.04%, 12/15/2019                               1,700                  2,052
Citigroup Inc.
  4.125%, 6/30/2005                                 2,325                  2,443
  6.75%, 12/1/2005                                  2,250                  2,505
  4.875%, 5/7/2015                                   200                     206
Commercial Credit Corp.
  5.90%, 9/1/2003                                     450                    453
CoreStates Capital Corp.
  6.625%, 3/15/2005                                   700                    759
(5) 8.00%, 12/15/2026                               2,000                  2,384
Credit Suisse First Boston USA Inc.
  5.75%, 4/15/2007                                  1,475                  1,633
Deutsche Bank Financial LLC
  5.375%, 3/2/2015                                    550                    589
Donaldson Lufkin & Jenrette, Inc.
  8.00%, 3/1/2005                                   2,500                  2,760
First Union Corp.
  6.223%, 12/12/2033                                  350                    403
Fleet Boston Financial Corp.
  4.875%, 12/1/2006                                   725                    786
Fleet Capital Trust II
  7.92%, 12/11/2026                                   500                    561
Fleet Financial Group, Inc.
  7.125%, 4/15/2006                                   500                    555
Golden West Financial
  4.125%, 8/15/2007                                   950                  1,002
HSBC Holding PLC
  5.25%, 12/12/2012                                 1,250                  1,336
J.P. Morgan Chase & Co.
  5.625%, 8/15/2006                                 1,000                  1,095
  5.25%, 5/30/2007                                  3,450                  3,777
  3.625%, 5/1/2008                                    775                    796
  5.25%, 5/1/2015                                     450                    467
Keycorp
  4.625%, 5/16/2005                                   500                    527
Marshall & Ilsley Bank
  4.125%, 9/4/2007                                  2,475                  2,617
================================================================================
                                                     FACE                 MARKET
                                                   AMOUNT                 VALUE*
                                                    (000)                  (000)
================================================================================
Mellon Capital II
  7.995%, 1/15/2027                                 1,250                  1,500
Mellon Financial Co.
  5.75%, 11/15/2003                                   600                    610
Mercantile Bancorp (Firstar)
  7.30%, 6/15/2007                                  1,000                  1,180
NB Capital Trust IV
  8.25%, 4/15/2027                                  1,000                  1,201
National City Bank
  4.875%, 7/20/2007                                   900                    975
National Westminster Bancorp Inc.
  9.375%, 11/15/2003                                  500                    515
NationsBank Corp.
  7.50%, 9/15/2006                                  6,000                  7,006
North Fork Bancorp
  5.875%, 8/15/2012                                 1,500                  1,674
PNC Funding Corp.
  5.75%, 8/1/2006                                   2,000                  2,208
PaineWebber Group, Inc.
  6.375%, 5/15/2004                                 1,250                  1,307
Regions Financial Corp.
  7.00%, 3/1/2011                                   1,250                  1,500
Republic New York Corp.
  7.75%, 5/15/2009                                    300                    361
Royal Bank of Scotland PLC
  7.648%, 9/30/2031                                 1,525                  1,945
Santander Central Hispano SA
  7.625%, 9/14/2010                                   400                    495
Sanwa Bank Ltd.
  8.35%, 7/15/2009                                    250                    297
  7.40%, 6/15/2011                                    525                    588
Sumitomo Mitsui Banking Corp.
  8.00%, 6/15/2012                                    225                    270
SunTrust Banks, Inc.
  5.05%, 7/1/2007                                   1,500                  1,642
Swiss Bank Corp.
  7.25%, 9/1/2006                                     500                    576
  7.375%, 7/15/2015                                   250                    308
  7.00%, 10/15/2015                                   500                    618
Synovus Financial Corp.
  7.25%, 12/15/2005                                 1,500                  1,693
US Bancorp
  6.875%, 12/1/2004                                 1,500                  1,616
US Bank NA
  6.50%, 2/1/2008                                   1,500                  1,734
Union Planters Corp.
  7.75%, 3/1/2011                                   1,500                  1,806
Wachovia Corp.
  4.95%, 11/1/2006                                  3,250                  3,540
Washington Mutual Bank
  6.875%, 6/15/2011                                 2,300                  2,700
================================================================================

================================================================================
                                                     FACE                 MARKET
                                                   AMOUNT                 VALUE*
                                                    (000)                  (000)
================================================================================
Wells Fargo & Co.
  4.875%, 6/12/2007                                 2,500                  2,719
  5.25%, 12/1/2007                                  3,800                  4,198

Brokerage (0.7%)
Bear Stearns & Co., Inc.
  6.70%, 8/1/2003                                   1,300                  1,305
  6.625%, 1/15/2004                                   300                    308
  5.70%, 1/15/2007                                  1,700                  1,882
  4.00%, 1/31/2008                                    875                    911
  5.70%, 11/15/2014                                   250                    275
  4.65%, 7/2/2018                                     500                    487
Goldman Sachs Group Inc.
  4.125%, 1/15/2008                                   550                    578
  5.70%, 9/1/2012                                   2,500                  2,755
  5.50%, 5/15/2014                                  1,950                  2,113
  6.125%, 2/15/2033                                   500                    537
Lehman Brothers Holdings Inc.
  7.75%, 1/15/2005                                  3,500                  3,831
  6.625%, 2/5/2006                                  1,765                  1,961
  6.625%, 2/15/2008                                   500                    575
Merrill Lynch & Co., Inc.
  5.88%, 1/15/2004                                  1,400                  1,431
  4.00%, 11/15/2007                                 3,550                  3,724
Morgan Stanley Dean Witter Discover & Co.
  6.10%, 4/15/2006                                  2,250                  2,484
  6.875%, 3/1/2007                                    750                    857
  5.80%, 4/1/2007                                   1,875                  2,085
  3.625%, 4/1/2008                                  1,000                  1,027
  6.75%, 4/15/2011                                    500                    588
  7.25%, 4/1/2032                                     475                    583
Salomon Smith Barney Holdings Inc.
  6.875%, 6/15/2005                                   200                    219
  5.875%, 3/15/2006                                 3,000                  3,305
Waddell & Reed Financial
  7.50%, 1/18/2006                                    800                    881

Finance Companies (1.3%)
AEGON NV
  4.75%, 6/1/2013                                     775                    782
American Express Co.
  3.75%, 11/20/2007                                 1,225                  1,278
  3.00%, 5/16/2008                                  1,000                  1,006
American General Finance Corp.
  5.875%, 7/14/2006                                   500                    554
  5.75%, 3/15/2007                                  1,000                  1,108
American International Group Inc.
(5) 2.875%, 5/15/2008                                 275                    275
Boeing Capital Corp.
  5.75%, 2/15/2007                                  2,000                  2,187
  6.50%, 2/15/2012                                    600                    678
================================================================================
                                                     FACE                 MARKET
                                                   AMOUNT                 VALUE*
                                                    (000)                  (000)
================================================================================
CIT Group Holdings
  4.125%, 2/21/2006                                   550                    574
  7.375%, 4/2/2007                                    800                    914
  4.00%, 5/8/2008                                     400                    407
  7.75%, 4/2/2012                                     300                    358
Capital One Bank
  6.875%, 2/1/2006                                    850                    902
  4.875%, 5/15/2008                                   500                    507
Countrywide Home Loan
  5.50%, 2/1/2007                                   2,500                  2,743
  5.625%, 5/15/2007                                   700                    772
  3.25%, 5/21/2008                                  1,000                  1,003
John Deere Capital Corp.
  7.00%, 3/15/2012                                    250                    297
Ford Motor Credit Co.
  6.875%, 2/1/2006                                    575                    606
  6.50%, 1/25/2007                                  3,000                  3,151
  7.375%, 10/28/2009                                  175                    183
  7.25%, 10/25/2011                                 2,500                  2,564
General Electric Capital Corp.
  5.375%, 3/15/2007                                 2,600                  2,858
  3.50%, 5/1/2008                                   1,250                  1,281
  4.625%, 9/15/2009                                 1,500                  1,606
  6.125%, 2/22/2011                                 1,000                  1,139
  6.75%, 3/15/2032                                  2,950                  3,466
General Motors Acceptance Corp.
  5.25%, 5/16/2005                                  2,475                  2,544
  7.50%, 7/15/2005                                  1,000                  1,072
  6.75%, 1/15/2006                                    500                    531
  4.50%, 7/15/2006                                    500                    502
  6.125%, 2/1/2007                                  2,000                  2,083
  6.875%, 8/28/2012                                 3,500                  3,500
  8.00%, 11/1/2031                                  1,050                  1,031
Household Finance Corp.
  5.75%, 1/30/2007                                  2,325                  2,568
  7.65%, 5/15/2007                                    350                    407
  6.40%, 6/17/2008                                    375                    429
  6.375%, 10/15/2011                                  750                    854
  7.625%, 5/17/2032                                   400                    511
  7.35%, 11/26/2032                                   900                  1,122
International Lease Finance Corp.
  5.625%, 6/1/2007                                  3,325                  3,603
  4.50%, 5/1/2008                                     750                    786
MBNA America Bank NA
(5) 7.75%, 9/15/2005                                  775                    865
  5.375%, 1/15/2008                                 1,000                  1,082
Sears Roebuck Acceptance Corp.
  7.00%, 6/15/2007                                    450                    505
  6.70%, 4/15/2012                                    200                    226
SLM Corp.
  3.625%, 3/17/2008                                 2,000                  2,057
================================================================================
50

================================================================================
                                                     FACE                 MARKET
                                                   AMOUNT                 VALUE*
                                                    (000)                  (000)
================================================================================
USA Education Inc.
  5.625%, 4/10/2007                                 1,625                  1,805
Washington Mutual Finance Corp.
  6.25%, 5/15/2006                                  1,300                  1,449

Insurance (0.5%)
ACE Ltd.
  6.00%, 4/1/2007                                   1,650                  1,819
Allstate Corp.
  5.375%, 12/1/2006                                   500                    552
  7.20%, 12/1/2009                                  1,425                  1,739
  6.125%, 12/15/2032                                  250                    277
American General Capital II
  8.50%, 7/1/2030                                   1,300                  1,795
American International Group
  2.85%, 12/1/2005                                    500                    512
Aon Capital Trust
  8.205%, 1/1/2027                                    200                    228
AXA SA
  8.60%, 12/15/2030                                   125                    159
Fund American Cos. Inc.
  5.875%, 5/15/2013                                   150                    157
John Hancock Global Funding II
(5) 5.625%, 6/27/2006                               1,450                  1,587
Hartford Life Inc.
  7.375%, 3/1/2031                                    400                    485
Jackson National Life Insurance Co.
(5) 6.125%, 5/30/2012                                 625                    695
Lincoln National Corp.
  6.20%, 12/15/2011                                   750                    848
Marsh & McLennan Cos. Inc.
  6.25%, 3/15/2012                                    525                    608
Metlife Inc.
  5.25%, 12/1/2006                                  1,900                  2,082
Monumental Global Funding II
(5) 6.05%, 1/19/2006                                1,525                  1,660
Nationwide Life Global Funding
(5) 5.35%, 2/15/2007                                1,700                  1,850
Principal Life Global Funding I
(5) 6.125%, 3/1/2006                                1,300                  1,429
Reinsurance Group of America
  6.75%, 12/15/2011                                 1,500                  1,709
St. Paul Cos. Inc.
  5.75%, 3/15/2007                                    200                    217
Travelers Property Casualty Corp.
  3.75%, 3/15/2008                                    275                    284
  7.75%, 4/15/2026                                    450                    575
  6.375%, 3/15/2033                                   250                    273
UnumProvident Corp.
  7.625%, 3/1/2011                                    300                    323
  6.75%, 12/15/2028                                    75                     72
================================================================================
                                                     FACE                 MARKET
                                                   AMOUNT                 VALUE*
                                                    (000)                  (000)
================================================================================
Real Estate Investment Trusts (0.2%)
Boston Properties Inc.
(5) 5.625%, 4/15/2015                                 275                    290
Camden Property Trust
  7.00%, 11/15/2006                                   750                    836
EOP Operating LP
  8.375%, 3/15/2006                                   500                    576
  6.75%, 2/15/2008                                    325                    372
  7.00%, 7/15/2011                                    250                    292
  7.875%, 7/15/2031                                   200                    242
Equity Residential Properties Trust
  6.625%, 3/15/2012                                 2,000                  2,319
Health Care Property Investment Inc.
  6.45%, 6/25/2012                                    800                    863
HRPT Properties Trust
  6.50%, 1/15/2013                                    450                    493
New Plan Excel Realty Trust
  5.875%, 6/15/2007                                   300                    327
ProLogis
  5.50%, 3/1/2013                                     175                    187
Regency Centers LP
  6.75%, 1/15/2012                                    450                    522
Security Capital Pacific Trust
  8.05%, 4/1/2017                                     350                    418
Shurgard Storage Centers, Inc.
  7.75%, 2/22/2011                                  1,250                  1,480
Simon DeBartolo Group, Inc.
  6.75%, 7/15/2004                                    750                    783
Simon Property Group LP
  6.375%, 11/15/2007                                  700                    783
Susa Partnership LP
  7.50%, 12/1/2027                                    400                    481
                                                                    ------------
                                                                         223,403
                                                                    ------------
Industrial (5.1%)
  Basic Industry (0.4%)
  Alcan Inc.
    4.50%, 5/15/2013                                1,475                  1,502
  Alcoa Inc.
    4.25%, 8/15/2007                                2,400                  2,545
  BHP Finance USA Ltd.
    6.75%, 11/1/2013                                1,000                  1,202
  Celulosa Arauco Constitution SA
    8.625%, 8/15/2010                                 250                    300
  Domtar Inc.
    7.875%, 10/15/2011                                650                    783
  Dow Chemical Co.
    7.375%, 11/1/2029                               1,000                  1,162
  Eastman Chemical Co.
    3.25%, 6/15/2008                                  200                    197
    7.00%, 4/15/2012                                  650                    750
  Eastman Kodak Co.
    3.625%, 5/15/2008                                 400                    401
================================================================================

================================================================================
                                                     FACE                 MARKET
                                                   AMOUNT                 VALUE*
                                                    (000)                  (000)
================================================================================
International Paper Co.
   7.875%, 8/1/2006                                   100                    115
(5)3.80%, 4/1/2008                                    200                    204
   5.85%, 10/30/2012                                  575                    628
(5)5.30%, 4/1/2015                                    200                    206
Potash Corp. of Saskatchewan
   7.75%, 5/31/2011                                 1,000                  1,219
Praxair, Inc.
   6.90%, 11/1/2006                                   350                    398
   3.95%, 6/1/2013                                    750                    739
Rio Tinto Finance USA Ltd.
   2.625%, 9/30/2008                                1,000                    982
Rohm & Haas Co.
   6.95%, 7/15/2004                                   600                    631
   7.85%, 7/15/2029                                   200                    260
Sappi Papier Holding AG
(5) 6.75%, 6/15/2012                                  675                    763
Union Carbide Corp.
   7.75%, 10/1/2096                                   150                    139
Westvaco Corp.
   8.20%, 1/15/2030                                   250                    316
Weyerhaeuser Co.
   5.50%, 3/15/2005                                 1,900                  2,010
   6.75%, 3/15/2012                                 1,000                  1,134

Capital Goods (0.6%)
Bae Systems Holdings Inc.
(5) 6.40%, 12/15/2011                                 150                    166
The Boeing Co.
  6.625%, 2/15/2038                                   900                    984
Bombardier Capital Corp.
(5) 6.125%, 6/29/2006                                 675                    692
Brascan Corp.
  7.125%, 6/15/2012                                   500                    567
British Aerospace
(4)(5) 7.156%, 2/15/2011                              479                    538
CRH Capital Inc.
  6.95%, 3/15/2012                                    450                    529
Caterpillar, Inc.
  5.95%, 5/1/2006                                   1,000                  1,095
  6.55%, 5/1/2011                                   1,000                  1,176
  7.375%, 3/1/2097                                    750                    942
Deere & Co.
  6.95%, 4/25/2014                                    900                  1,089
  8.50%, 1/9/2022                                     100                    133
Emerson Electric Co.
  4.625%, 10/15/2012                                2,000                  2,098
General Dynamics
  2.125%, 5/15/2006                                   250                    251
  3.00%, 5/15/2008                                    250                    251
  4.25%, 5/15/2013                                    150                    151
================================================================================
                                                     FACE                 MARKET
                                                   AMOUNT                 VALUE*
                                                    (000)                  (000)
================================================================================
General Electric
  5.00%, 2/1/2013                                     250                    264
Goodrich Corp.
  6.45%, 12/15/2007                                   500                    542
Honeywell International Inc.
  5.125%, 11/1/2006                                   500                    543
  7.50%, 3/1/2010                                     500                    611
Hutchison Whampoa International Ltd.
(5) 7.00%, 2/16/2011                                1,000                  1,114
Lockheed Martin Corp.
  7.70%, 6/15/2008                                  1,300                  1,563
Masco Corp.
  6.75%, 3/15/2006                                  2,000                  2,228
Raytheon Co.
  8.30%, 3/1/2010                                     250                    309
  5.50%, 11/15/2012                                   375                    401
  5.375%, 4/1/2013                                    200                    212
  7.20%, 8/15/2027                                    550                    643
Republic Services Inc.
  6.75%, 8/15/2011                                    775                    891
TRW Inc.
  7.75%, 6/1/2029                                   1,200                  1,481
Textron Inc.
  6.50%, 6/1/2012                                     700                    786
USA Waste Services Inc.
  7.00%, 7/15/2028                                    875                    991
United Technologies Corp.
  4.875%, 11/1/2006                                 2,800                  3,035
  8.875%, 11/15/2019                                  575                    790
Waste Management, Inc.
  7.375%, 8/1/2010                                    150                    179
  7.75%, 5/15/2032                                    625                    782

Communication (1.3%)
AT&T Broadband Corp.
  9.455%, 11/15/2022                                  708                    959
AT&T Corp.
  7.80%, 11/15/2011                                 2,350                  2,695
  8.50%, 11/15/2031                                   500                    570
AT&T Wireless Services Inc.
  8.125%, 5/1/2012                                    250                    303
  8.75%, 3/1/2031                                   2,175                  2,711
Ameritech Capital Funding
  7.50%, 4/1/2005                                     600                    658
BellSouth Capital Funding
  7.875%, 2/15/2030                                 1,350                  1,735
BellSouth Corp.
  5.00%, 10/15/2006                                   100                    109
British Telecommunications PLC
  7.875%, 12/15/2005                                2,750                  3,129
  8.875%, 12/15/2030                                  100                    137
================================================================================
52

================================================================================
                                                     FACE                 MARKET
                                                   AMOUNT                 VALUE*
                                                    (000)                  (000)
================================================================================
CenturyTel Inc.
  7.875%, 8/15/2012                                   450                    567
China Telecom
  7.875%, 11/2/2004                                 1,600                  1,728
Cingular Wireless
  7.125%, 12/15/2031                                  500                    587
Citizens Communications
  9.25%, 5/15/2011                                    500                    643
Clear Channel Communications
  7.875%, 6/15/2005                                   200                    221
  7.65%, 9/15/2010                                    500                    601
Comcast Cable Communications Inc.
  6.375%, 1/30/2006                                   750                    820
  8.375%, 5/1/2007                                  1,000                  1,173
  8.875%, 5/1/2017                                    850                  1,132
Comcast Corp.
  5.30%, 1/15/2014                                    250                    257
  6.50%, 1/15/2015                                    600                    679
Cox Communications Inc.
  7.75%, 11/1/2010                                    425                    517
Cox Enterprises
(5) 7.875%, 9/15/2010                                 500                    588
Deutsche Telekom International Finance
  8.50%, 6/15/2010                                  1,025                  1,262
  8.75%, 6/15/2030                                  1,400                  1,795
France Telecom
  8.70%, 3/1/2006                                   2,000                  2,293
  10.00%, 3/1/2031                                    525                    724
GTE North Inc.
  5.65%, 11/15/2008                                   200                    224
GTE South Inc.
  6.125%, 6/15/2007                                 2,500                  2,814
Grupo Televisa SA
  8.625%, 8/8/2005                                    800                    899
Koninklijke KPN NV
  8.00%, 10/1/2010                                  2,125                  2,631
Lenfest Communications, Inc.
  8.375%, 11/1/2005                                   950                  1,071
New England Telephone & Telegraph Co.
  6.875%, 10/1/2023                                   200                    202
  7.875%, 11/15/2029                                  750                    975
News America Holdings Inc.
  9.25%, 2/1/2013                                   1,000                  1,327
  7.75%, 1/20/2024                                    200                    234
  8.15%, 10/17/2036                                   385                    474
SBC Communications Inc.
  5.75%, 5/2/2006                                     800                    882
  6.25%, 3/15/2011                                    500                    573
Scholastic Corp.
  5.75%, 1/15/2007                                    300                    324
================================================================================
                                                     FACE                 MARKET
                                                   AMOUNT                 VALUE*
                                                    (000)                  (000)
================================================================================
Southwestern Bell Telephone Co.
  6.625%, 7/15/2007                                 1,000                  1,138
  7.25%, 7/15/2025                                    400                    400
Sprint Capital Corp.
  7.90%, 3/15/2005                                  1,000                  1,085
  8.75%, 3/15/2032                                  2,100                  2,508
Telecomunicaciones de Puerto Rico
  6.65%, 5/15/2006                                  1,000                  1,093
  6.80%, 5/15/2009                                    400                    458
Telefonica Europe BV
  7.35%, 9/15/2005                                  1,000                  1,118
  8.25%, 9/15/2030                                    250                    336
Telefonos de Mexico SA
  8.25%, 1/26/2006                                  1,200                  1,347
Thomson Corp.
  5.75%, 2/1/2008                                     800                    872
USA Interactive
  7.00%, 1/15/2013                                    850                    965
Verizon Global Funding Corp.
  7.375%, 9/1/2012                                    750                    915
Verizon New Jersey Inc.
  5.875%, 1/17/2012                                 1,975                  2,198
Verizon New York Inc.
  6.875%, 4/1/2012                                  1,200                  1,406
  7.375%, 4/1/2032                                    900                  1,095
Verizon Wireless Inc.
  5.375%, 12/15/2006                                1,475                  1,621
Vodafone AirTouch PLC
  7.625%, 2/15/2005                                 3,700                  4,046

Consumer Cyclical (0.9%)
AOL Time Warner Inc.
  5.625%, 5/1/2005                                    775                    824
  6.15%, 5/1/2007                                   1,375                  1,526
  6.75%, 4/15/2011                                    650                    740
  7.625%, 4/15/2031                                   250                    286
Arvinmeritor Inc.
  6.80%, 2/15/2009                                    325                    340
Auburn Hills Trust
  12.375%, 5/1/2020                                   175                    260
Cendant Corp.
  6.875%, 8/15/2006                                   855                    955
  6.25%, 1/15/2008                                    425                    467
  7.375%, 1/15/2013                                   425                    499
  7.125%, 3/15/2015                                   200                    232
Costco Wholesale Corp.
  5.50%, 3/15/2007                                    700                    770
DaimlerChrysler North America Holding Corp.
  7.40%, 1/20/2005                                  1,000                  1,072
  7.25%, 1/18/2006                                    525                    577
  7.375%, 9/15/2006                                   500                    562
================================================================================

================================================================================
                                                     FACE                 MARKET
                                                   AMOUNT                 VALUE*
                                                    (000)                  (000)
================================================================================
DaimlerChrysler North America Holding Corp.
  4.75%, 1/15/2008                                    500                    511
  4.05%, 6/4/2008                                     500                    493
  8.00%, 6/15/2010                                  1,000                  1,162
  7.75%, 1/18/2011                                    250                    285
  7.30%, 1/15/2012                                  1,175                  1,323
Dayton Hudson Corp.
  6.75%, 1/1/2028                                   1,000                  1,157
  6.65%, 8/1/2028                                     500                    573
Delphi Corp.
  6.55%, 6/15/2006                                    200                    215
The Walt Disney Co.
  5.375%, 6/1/2007                                  2,000                  2,180
Federated Department Stores
  6.90%, 4/1/2029                                     300                    334
Ford Capital BV
  9.50%, 6/1/2010                                     100                    114
Ford Motor Co.
  6.375%, 2/1/2029                                  1,250                  1,028
  7.45%, 7/16/2031                                  1,400                  1,297
  9.98%, 2/15/2047                                  1,000                  1,131
General Motors Corp.
  7.20%, 1/15/2011                                    500                    508
  8.25%, 7/15/2023                                    275                    274
  6.75%, 5/1/2028                                   1,050                    903
  8.375%, 7/15/2033                                   925                    911
Harrah's Operating Co. Inc.
  7.125%, 6/1/2007                                  1,000                  1,123
  7.50%, 1/15/2009                                    500                    585
Kohl's Corp.
  6.00%, 1/15/2033                                    625                    674
Liberty Media Corp.
  7.75%, 7/15/2009                                  1,000                  1,171
  8.25%, 2/1/2030                                   1,000                  1,196
Lowe's Co. Inc.
  7.50%, 12/15/2005                                   475                    538
  6.875%, 2/15/2028                                   617                    729
May Department Stores Co.
  9.75%, 2/15/2021                                    108                    145
Pulte Homes Inc.
  7.875%, 6/15/2032                                 1,100                  1,349
Sears Roebuck Acceptance Corp.
  7.00%, 2/1/2011                                     450                    513
  7.00%, 6/1/2032                                     300                    336
Target Corp.
  7.00%, 7/15/2031                                  1,525                  1,831
Time Warner Inc.
  8.18%, 8/15/2007                                    500                    592
  6.625%, 5/15/2029                                   200                    207
Time Warner Entertainment
  8.375%, 3/15/2023                                 1,500                  1,891
================================================================================
                                                     FACE                 MARKET
                                                   AMOUNT                 VALUE*
                                                    (000)                  (000)
================================================================================
Toys R Us Inc.
  7.875%, 4/15/2013                                   225                    245
Viacom Inc.
  6.40%, 1/30/2006                                    500                    555
  5.625%, 8/15/2012                                 1,500                  1,664
  5.50%, 5/15/2033                                  1,000                    990
Visteon Corp.
  7.95%, 8/1/2005                                      75                     80
  8.25%, 8/1/2010                                     225                    245
Wal-Mart Stores, Inc.
  4.375%, 7/12/2007                                 2,075                  2,226
  4.55%, 5/1/2013                                     500                    520
  7.55%, 2/15/2030                                    200                    265
Wal-Mart Stores, Inc. Canada
(5) 5.58%, 5/1/2006                                 2,000                  2,196
Wendy's International, Inc.
  6.20%, 6/15/2014                                    400                    458

Consumer Noncyclical (0.9%)
Abbott Laboratories
  5.625%, 7/1/2006                                    500                    552
Albertson's Inc.
  8.00%, 5/1/2031                                     250                    299
American Home Products
  6.25%, 3/15/2006                                  1,000                  1,103
Anheuser-Busch Cos., Inc.
(4)7.10%, 6/15/2007                                 2,100                  2,213
   7.125%, 7/1/2017                                   400                    465
   7.375%, 7/1/2023                                   125                    129
C.R. Bard, Inc.
  6.70%, 12/1/2026                                    900                  1,009
Becton, Dickinson & Co.
  4.55%, 4/15/2013                                    250                    259
  4.90%, 4/15/2018                                    275                    288
Bottling Group PLC
(5) 4.625%, 11/15/2012                              2,100                  2,180
Bristol-Myers Squibb
  4.75%, 10/1/2006                                  1,000                  1,076
  5.75%, 10/1/2011                                    600                    667
Campbell Soup Co.
  6.75%, 2/15/2011                                  1,000                  1,177
Cia.Brasil de Bebidas AmBev
  10.50%, 12/15/2011                                  280                    311
Coca-Cola Enterprises, Inc.
  6.125%, 8/15/2011                                 1,000                  1,149
  8.50%, 2/1/2022                                     125                    169
  6.95%, 11/15/2026                                   750                    901
Conagra Foods, Inc.
  7.875%, 9/15/2010                                 1,700                  2,144
Diageo PLC
  3.50%, 11/19/2007                                 1,300                  1,341
================================================================================
54

================================================================================
                                                     FACE                 MARKET
                                                   AMOUNT                 VALUE*
                                                    (000)                  (000)
================================================================================
General Mills Inc.
  5.125%, 2/15/2007                                   850                    922
Gillette Co.
  4.125%, 8/30/2007                                   400                    424
Grand Metropolitan Investment Corp.
  9.00%, 8/15/2011                                  1,000                  1,350
HCA Inc.
  6.95%, 5/1/2012                                     500                    533
Imperial Tobacco
  7.125%, 4/1/2009                                    300                    350
International Flavors & Fragrances
  6.45%, 5/15/2006                                  1,100                  1,219
Johnson & Johnson
  3.80%, 5/15/2013                                    175                    174
  4.95%, 5/15/2033                                    250                    244
Kellogg Co.
  6.00%, 4/1/2006                                   1,600                  1,768
  2.875%, 6/1/2008                                    250                    248
Kraft Foods Inc.
  4.625%, 11/1/2006                                 1,200                  1,276
  5.625%, 11/1/2011                                   400                    435
  6.50%, 11/1/2031                                    775                    849
Kroger Co.
  7.65%, 4/15/2007                                    370                    422
McKesson Corp.
  7.75%, 2/1/2012                                     250                    304
Fred Meyer, Inc.
  7.375%, 3/1/2005                                  2,000                  2,164
Newell Rubbermaid Inc.
  4.00%, 5/1/2010                                     500                    510
Pharmacia Corp.
  5.75%, 12/1/2005                                  1,000                  1,094
Philip Morris Cos. Inc.
  7.00%, 7/15/2005                                    500                    533
  7.65%, 7/1/2008                                     450                    506
Procter & Gamble Co. ESOP
  9.36%, 1/1/2021                                   1,200                  1,686
Quest Diagnostic Inc.
  6.75%, 7/12/2006                                    775                    864
RJ Reynolds Tobacco Holdings Inc.
  7.25%, 6/1/2012                                     975                    985
Safeway Inc.
  6.85%, 9/15/2004                                  1,500                  1,583
Sara Lee Corp.
  1.95%, 6/15/2006                                    400                    400
  6.125%, 11/1/2032                                 1,125                  1,233
Tenet Healthcare Corp.
  6.375%, 12/1/2011                                   275                    260
  6.875%, 11/15/2031                                  250                    223
Tyson Foods
  7.25%, 10/1/2006                                    200                    223
  8.25%, 10/1/2011                                    200                    238
================================================================================
                                                     FACE                 MARKET
                                                   AMOUNT                 VALUE*
                                                    (000)                  (000)
================================================================================
Unilever Capital Corp.
  6.875%, 11/1/2005                                 1,000                  1,113
United Health Group Inc.
  5.20%, 1/17/2007                                  1,000                  1,074
Wellpoint Health Network
  6.375%, 1/15/2012                                   900                  1,030
Wyeth
  4.125%, 3/1/2008                                    700                    729

Energy (0.4%)
Alberta Energy Co. Ltd.
  7.375%, 11/1/2031                                 1,000                  1,256
Anadarko Finance Co.
  7.50%, 5/1/2031                                     200                    253
Apache Corp.
  7.375%, 8/15/2047                                   375                    478
Ashland Inc.
  6.86%, 5/1/2009                                     175                    184
Burlington Resources Inc.
  7.40%, 12/1/2031                                    400                    507
Canadian Natural Resources
  7.20%, 1/15/2032                                    275                    340
Conoco Funding Co.
  5.45%, 10/15/2006                                 1,000                  1,104
  6.35%, 10/15/2011                                   175                    204
  7.25%, 10/15/2031                                 1,200                  1,500
  5.90%, 10/15/2032                                 1,000                  1,069
Devon Financing Corp.
  7.875%, 9/30/2031                                   650                    828
Kerr McGee Corp.
  7.875%, 9/15/2031                                   550                    679
Norsk Hydro
  7.15%, 1/15/2029                                    250                    307
Occidental Petroleum
  7.20%, 4/1/2028                                     400                    482
PanCanadian Energy Corp.
  7.20%, 11/1/2031                                    475                    570
Petro-Canada
  4.00%, 7/15/2013                                    800                    777
Petronas Capital Ltd.
(5) 7.875%, 5/22/2022                                 200                    237
PF Export Receivables Master Trust
(4)(5) 6.60%, 12/1/2011                             1,500                  1,702
Phillips Petroleum Co.
  8.50%, 5/25/2005                                  1,050                  1,186
Schlumberger Technology Corp.
(5) 6.50%, 4/15/2012                                1,100                  1,266
Suncor Energy Inc.
  7.15%, 2/1/2032                                     900                  1,056
Texaco Capital Corp.
  8.875%, 9/1/2021                                    100                    142
  8.625%, 4/1/2032                                  1,000                  1,489
  7.50%, 3/1/2043                                     150                    192
================================================================================

================================================================================
                                                     FACE                 MARKET
                                                   AMOUNT                 VALUE*
                                                    (000)                  (000)
================================================================================
Texas Gas Transmission Corp.
(5) 4.60%, 6/1/2015                                   250                    246
Tosco Corp.
  7.25%, 1/1/2007                                   1,000                  1,137
Transocean Sedco Forex Inc.
  6.625%, 4/15/2011                                 1,000                  1,152
Union Oil of California
  7.50%, 2/15/2029                                    910                  1,096

Technology (0.3%)
Applied Materials, Inc.
  8.00%, 9/1/2004                                     125                    134
Arrow Electronics Inc.
  6.875%, 7/1/2013                                    150                    149
Avnet Inc.
  9.75%, 2/15/2008                                    450                    506
Computer Associates International
  6.375%, 4/15/2005                                   200                    212
Computer Sciences Corp.
  3.50%, 4/15/2008                                    500                    512
  5.00%, 2/15/2013                                    650                    684
Electronic Data Systems
(5) 6.00%, 8/1/2013                                   750                    731
First Data Corp.
  4.70%, 11/1/2006                                    500                    543
  6.375%, 12/15/2007                                1,000                  1,156
  5.625%, 11/1/2011                                 1,500                  1,679
Hewlett-Packard Co.
  5.75%, 12/15/2006                                 1,500                  1,658
  3.625%, 3/15/2008                                   700                    718
International Business Machines Corp.
  4.875%, 10/1/2006                                   500                    542
  6.45%, 8/1/2007                                   1,000                  1,148
  7.125%, 12/1/2096                                 1,125                  1,379
Motorola, Inc.
  7.625%, 11/15/2010                                  975                  1,136
  8.00%, 11/1/2011                                    100                    118
  7.50%, 5/15/2025                                    325                    356
Texas Instruments Inc.
  6.125%, 2/1/2006                                    600                    644

Transportation (0.3%)
American Airlines Inc. Pass-Through Certificates
  6.855%, 4/15/2009                                   643                    604
  7.024%, 10/15/2009                                  600                    564
Burlington Northern Santa Fe Corp.
  7.125%, 12/15/2010                                1,000                  1,178
  6.75%, 7/15/2011                                    700                    814
  7.25%, 8/1/2097                                     300                    347
Canadian National Railway Co.
  6.80%, 7/15/2018                                    775                    968
================================================================================
                                                     FACE                 MARKET
                                                   AMOUNT                 VALUE*
                                                    (000)                  (000)
================================================================================
Canadian Pacific Rail
  7.125%, 10/15/2031                                  850                  1,040
Continental Airlines, Inc.
  6.648%, 3/15/2019                                   723                    684
Delta Air Lines, Inc. Pass-Through Certificates
  7.111%, 9/18/2011                                 1,500                  1,508
ERAC USA Finance Co.
(5) 7.35%, 6/15/2008                                1,500                  1,744
Hertz Corp.
  7.40%, 3/1/2011                                   1,000                  1,014
  7.625%, 6/1/2012                                  1,150                  1,177
Norfolk Southern Corp.
  7.70%, 5/15/2017                                    400                    511
  7.25%, 2/15/2031                                    500                    598
  7.90%, 5/15/2097                                    100                    124
NorthWest Airlines, Inc. Pass-Through Certificates
  6.841%, 4/1/2011                                    800                    792
Southwest Airlines Co.
  6.50%, 3/1/2012                                     650                    728
Union Pacific Corp.
  7.125%, 2/1/2028                                    600                    717
                                                                    ------------
                                                                         251,224
                                                                    ------------
Utilities (1.0%)
  Electric (0.8%)
AEP Texas Central Co.
(5) 5.50%, 2/15/2013                                  550                    585
(5) 6.625%, 2/15/2033                                 400                    438
Alabama Power
  4.70%, 12/1/2010                                    550                    575
  5.50%, 10/15/2017                                 1,550                  1,707
Arizona Public Service Co.
  4.65%, 5/15/2015                                    375                    376
  7.25%, 8/1/2023                                     400                    411
Cincinnati Gas & Electric Co.
  5.70%, 9/15/2012                                    175                    192
Commonwealth Edison Co.
  3.70%, 2/1/2008                                     750                    775
  7.50%, 7/1/2013                                     250                    314
  4.70%, 4/15/2015                                    175                    180
Consolidated Edison Inc.
  6.625%, 12/15/2005                                2,000                  2,232
Constellation Energy Corp. Inc.
  6.125%, 9/1/2009                                    600                    680
  7.00%, 4/1/2012                                     500                    582
  7.60%, 4/1/2032                                     250                    302
Consumers Energy Co.
(5) 4.25%, 4/15/2008                                  175                    181
(5) 5.375%, 4/15/2013                                 175                    184
DPL Inc.
  6.875%, 9/1/2011                                    150                    164
================================================================================
56
================================================================================
                                                     FACE                 MARKET
                                                   AMOUNT                 VALUE*
                                                    (000)                  (000)
================================================================================
Detroit Edison Co.
  7.50%, 2/1/2005                                   2,000                  2,182
Duke Energy Corp.
(5) 3.75%, 3/5/2008                                   500                    517
  6.25%, 1/15/2012                                    900                  1,005
Energy East Corp.
  6.75%, 6/15/2012                                    500                    573
Entergy Gulf States
(5)3.60%, 6/1/2008                                    250                    249
(5)6.20%, 7/1/2033                                    500                    484
Firstenergy Corp.
  5.50%, 11/15/2006                                 1,250                  1,339
  7.375%, 11/15/2031                                  300                    337
Florida Power & Light
  6.875%, 12/1/2005                                 2,350                  2,627
Georgia Power Co.
  5.125%, 11/15/2012                                  450                    483
HQI Transelec Chile SA
  7.875%, 4/15/2011                                 1,500                  1,740
MidAmerican Energy Co.
  6.75%, 12/30/2031                                 1,225                  1,402
National Rural Utilities Cooperative Finance Corp.
  6.50%, 3/1/2007                                     425                    478
  6.20%, 2/1/2008                                     500                    571
  5.75%, 8/28/2009                                    500                    556
  7.25%, 3/1/2012                                     500                    600
  8.00%, 3/1/2032                                     400                    524
Nisource Finance Corp.
  7.875%, 11/15/2010                                  250                    295
Oncor Electric Delivery
(5) 6.375%, 1/15/2015                                 400                    452
(5) 7.25%, 1/15/2033                                  400                    472
PSEG Power Corp.
  6.875%, 4/15/2006                                   925                  1,026
(5) 7.75%, 4/16/2007                                  225                    242
  7.75%, 4/15/2011                                    150                    178
  8.625%, 4/15/2031                                   150                    193
PacifiCorp
  6.90%, 11/15/2011                                 1,500                  1,803
  7.70%, 11/15/2031                                   500                    638
Pepco Holdings Inc.
  5.50%, 8/15/2007                                    500                    536
  6.45%, 8/15/2012                                    175                    198
Progress Energy Inc.
  6.05%, 4/15/2007                                    450                    496
  7.00%, 10/30/2031                                 1,000                  1,111
South Carolina Electric & Gas Co.
  6.625%, 2/1/2032                                    450                    534
Southwestern Electric Power
  4.50%, 7/1/2005                                   1,200                  1,253
================================================================================
                                                     FACE                 MARKET
                                                   AMOUNT                 VALUE*
                                                    (000)                  (000)
================================================================================
TXU Energy Co.
(5) 6.125%, 3/15/2008                                 500                    537
Union Electric Power Co.
  7.65%, 7/15/2003                                    250                    251
Virginia Electric & Power Co.
  5.375%, 2/1/2007                                  2,025                  2,217
  6.75%, 10/1/2023                                    500                    499
XCEL Energy Inc.
  7.00%, 12/1/2010                                    300                    350

Natural Gas (0.2%)
Columbia Energy Group
  7.62%, 11/28/2025                                   250                    275
Consolidated Natural Gas
  5.375%, 11/1/2006                                 1,500                  1,637
Duke Energy Field Services
  7.875%, 8/16/2010                                 1,000                  1,179
  8.125%, 8/16/2030                                   150                    187
Enron Corp.
**7.125%, 5/15/2007                                   300                     58
**6.875%, 10/15/2007                                1,000                    193
Enterprise Products
  7.50%, 2/1/2011                                     500                    589
(5) 6.875%, 3/1/2033                                  400                    447
Keyspan Corp.
  7.25%, 11/15/2005                                 2,100                  2,353
Kinder Morgan Energy Partners, LP
  6.50%, 9/1/2012                                     200                    228
  7.30%, 8/15/2033                                    500                    597
Trans-Canada Pipelines
  4.00%, 6/15/2013                                    250                    244
Yosemite Security Trust
(5)**8.25%, 11/15/2004                              4,000                  1,040
                                                                    ------------
                                                                          47,853
                                                                    ------------
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (Cost $666,828)                                                        707,103
--------------------------------------------------------------------------------
SOVEREIGN BONDS (1.5%)
  (U.S. Dollar-Denominated)
--------------------------------------------------------------------------------
Asia Development Bank
  4.875%, 2/5/2007                                  2,400                  2,641
Corporacion Andina de Fomento
  5.20%, 5/21/2013                                    225                    229
Deutsche Ausgleichsbank
  7.00%, 6/23/2005                                  1,000                  1,099
European Investment Bank
  4.00%, 3/15/2005                                  4,400                  4,606
  4.625%, 3/1/2007                                  1,250                  1,364
Export Development Canada
  4.00%, 8/1/2007                                     350                    372
================================================================================
================================================================================
                                                     FACE                 MARKET
                                                   AMOUNT                 VALUE*
                                                    (000)                  (000)
================================================================================
Federation of Malaysia
  7.50%, 7/15/2011                                    250                    304
Hydro-Quebec
  6.30%, 5/11/2011                                  2,000                  2,359
Inter-American Development Bank
5.375%,  1/18/2006                                  1,200                  1,310
6.375%, 10/22/2007                                    608                    707
5.625%, 4/16/2009                                   3,000                  3,454
8.50%,   3/15/2011                                    175                    232
7.00%, 6/15/2025                                      250                    316
International Bank for Reconstruction
  & Development
  4.125%, 8/12/2009                                 3,750                  4,019
International Finance Corp.
  3.00%, 4/15/2008                                    700                    719
KFW International Finance, Inc.
  7.625%, 2/15/2004                                   400                    416
  2.50%, 10/17/2005                                 3,100                  3,167
Korea Development Bank
  6.75%, 12/1/2005                                  1,190                  1,306
Korea Electric Power
(5) 4.25%, 9/12/2007                                2,000                  2,064
Landwirtschaft Rentenbank
  3.375%, 11/15/2007                                1,200                  1,242
  3.25%, 6/16/2008                                    300                    307
Nordic Investment Bank
  3.125%, 4/24/2008                                   400                    410
Ontario Hydro Electric
  7.45%, 3/31/2013                                    600                    771
Pemex Project Funding Master Trust
  7.875%, 2/1/2009                                  1,070                  1,220
  7.375%, 12/15/2014                                1,150                  1,252
(5) 7.375%, 12/15/2014                                350                    381
Petroleos Mexicanos
  6.50%, 2/1/2005                                   1,500                  1,595
Petroliam Nasional Bhd.
(5) 7.625%, 10/15/2026                                750                    861
Province of New Brunswick
  3.50%, 10/23/2007                                   500                    520
Province of Newfoundland
  10.00%, 12/1/2020                                   250                    391
  7.32%, 10/13/2023                                   600                    775
Province of Ontario
  5.50%, 10/1/2008                                  1,750                  1,978
  5.125%, 7/17/2012                                 1,800                  1,996
Province of Quebec
  5.75%, 2/15/2009                                  1,000                  1,137
  5.00%, 7/17/2009                                  1,250                  1,372
  7.125%, 2/9/2024                                    400                    502
  7.50%, 9/15/2029                                  1,000                  1,331
================================================================================
                                                     FACE                 MARKET
                                                   AMOUNT                 VALUE*
                                                    (000)                  (000)
================================================================================
Province of Saskatchewan
  8.00%, 7/15/2004                                  1,600                  1,688
Region of Lombardy
  5.804%, 10/25/2032                                  500                    538
Republic of Chile
  5.625%, 7/23/2007                                 2,625                  2,850
Republic of El Salvador
(5) 8.25%, 4/10/2032                                  575                    561
Republic of Finland
  7.875%, 7/28/2004                                   850                    911
Republic of Italy
4.375%, 10/25/2006                                  1,800                  1,941
3.625%, 9/14/2007                                   1,500                  1,577
5.625%, 6/15/2012                                   3,800                  4,375
4.375%, 6/15/2013                                     500                    524
5.375%, 6/15/2033                                     500                    532
Republic of Korea
  8.875%, 4/15/2008                                   500                    623
Republic of Portugal
  5.75%, 10/8/2003                                  1,000                  1,012
Republic of South Africa
  7.375%, 4/25/2012                                 1,175                  1,345
State of Israel
  4.625%, 6/15/2013                                   200                    196
United Mexican States
4.625%, 10/8/2008                                     550                    561
10.375%, 2/17/2009                                  1,500                  1,943
8.375%, 1/14/2011                                   3,000                  3,593
6.375%, 1/16/2013                                     550                    583
8.30%, 8/15/2031                                    1,450                  1,675
7.50%, 4/8/2033                                       250                    265
--------------------------------------------------------------------------------
TOTAL SOVEREIGN BONDS
  (Cost $69,357)                                                          76,018
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (3.1%)(1)
--------------------------------------------------------------------------------
Federal Home Loan Bank
  5.75%, 5/15/2012                                  4,575                  5,263
Federal National Mortgage Assn.
(3) 1.17%, 7/2/2003                                 1,300                  1,300
Repurchase Agreements
Collateralized by U.S. Government
  Obligations in a Pooled Cash Account
  1.15%-1.16%, 7/1/2003--Note E                    68,345                 68,345
  1.16%, 7/1/2003                                  77,611                 77,611
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
 (COST $152,222)                                                         152,519
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (102.2%)
 (COST $4,912,092)                                                     5,017,562
--------------------------------------------------------------------------------
58
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                                           (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.2%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     64,002
Liabilities--Note E                                                    (172,537)
                                                                    ------------
                                                                       (108,535)
                                                                    ------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $4,909,027
================================================================================
 *See Note A in Notes to Financial Statements.
 *Non-income-producing security.
**Non-income-producing security--debt security in default.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.3% and 2.8%, respectively, of net assets. See Note C in Notes to Financial Statements.
(2)After giving effect to swap contracts, the fund's investment in government mortgage-backed securities and asset-backed/commercial mortgage-backed securities represent 13.6% and 3.2%, respectively, of net assets. See Note C in Notes to Financial Statements.
(3)Security segregated as initial margin for open futures contracts.
(4)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.
(5)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the aggregate value of these securities was $43,003,000, representing 0.9% of net assets.
(6)Floating-rate note.
REIT--Real Estate Investment Trust.
--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT JUNE 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                      $4,892,106
Overdistributed Net Investment Income                                      (112)
Accumulated Net Realized Losses                                         (88,193)
Unrealized Appreciation (Depreciation)
  Investment Securities                                                 105,470
  Futures Contracts                                                        (581)
  Swap Contracts                                                            337
--------------------------------------------------------------------------------
NET ASSETS                                                           $4,909,027
================================================================================

Investor Shares--Net Assets
Applicable to 198,395,703 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                          $3,349,959
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INVESTOR SHARES                                                         $16.89
================================================================================

Admiral Shares - Net Assets
Applicable to 34,240,866 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $578,203
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE --
  ADMIRAL SHARES                                                         $16.89
================================================================================

Institutional Shares -- Net Assets
Applicable to 58,084,218 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $980,865
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE --
 INSTITUTIONAL SHARES                                                    $16.89
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by the fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain
(Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

================================================================================
                                                             BALANCED INDEX FUND
                                                  SIX MONTHS ENDED JUNE 30, 2003
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends                                                            $ 21,595
  Interest                                                               45,880
  Security Lending                                                          147
--------------------------------------------------------------------------------
    Total Income                                                         67,622
--------------------------------------------------------------------------------
EXPENSES
  The Vanguard Group--Note B
    Investment Advisory Services                                             75
    Management and Administrative
      Investor Shares                                                     2,875
      Admiral Shares                                                        322
      Institutional Shares                                                  322
    Marketing and Distribution
      Investor Shares                                                       231
      Admiral Shares                                                         31
      Institutional Shares                                                   68
  Custodian Fees                                                            139
  Shareholders' Reports
    Investor Shares                                                         114
    Admiral Shares                                                            1
    Institutional Shares                                                     --
  Trustees' Fees and Expenses                                                 3
--------------------------------------------------------------------------------
    Total Expenses                                                        4,181
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    63,441
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                                            (17,279)
  Futures Contracts                                                       1,719
  Swap Contracts                                                          1,002
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                                (14,558)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                                                 361,081
  Futures Contracts                                                        (254)
  Swap Contracts                                                             24
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                        360,851
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $409,734
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how the fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

================================================================================
                                                           BALANCED INDEX FUND
                                                    ----------------------------
                                                       SIX MONTHS           YEAR
                                                            ENDED          ENDED
                                                    JUNE 30, 2003  DEC. 31, 2002
                                                            (000)          (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                 $ 63,441      $ 135,452
  Realized Net Gain (Loss)                               (14,558)       (66,551)
  Change in Unrealized Appreciation (Depreciation)       360,851       (510,343)
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                          409,734       (441,442)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                      (40,778)       (96,325)
    Admiral Shares                                        (6,944)       (16,416)
    Institutional Shares                                 (12,166)       (23,762)
  Realized Capital Gain
    Investor Shares                                           --             --
    Admiral Shares                                            --             --
    Institutional Shares                                      --             --
--------------------------------------------------------------------------------
    Total Distributions                                  (59,888)      (136,503)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note F
  Investor Shares                                        118,720        285,805
  Admiral Shares                                          57,768         81,842
  Institutional Shares                                   103,665        301,968
--------------------------------------------------------------------------------
    Net Increase (Decrease) from
      Capital Share Transactions                         280,153        669,615
--------------------------------------------------------------------------------
  Total Increase (Decrease)                              629,999         91,670
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                  4,279,028      4,187,358
--------------------------------------------------------------------------------
  End of Period                                       $4,909,027     $4,279,028
================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes the fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

BALANCED INDEX FUND INVESTOR SHARES

==========================================================================================================================
                                                         SIX MONTHS                 YEAR ENDED DECEMBER 31,
                                                              ENDED       ------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        JUNE 30, 2003       2002       2001       2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $15.65     $17.86     $19.08     $20.22     $18.48     $16.29
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                        .22        .52       .591       .645        .58        .54
  Net Realized and Unrealized Gain (Loss) on Investments      1.23      (2.21)    (1.189)    (1.038)      1.88       2.33
--------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                           1.45      (1.69)     (.598)     (.393)      2.46       2.87
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                         (.21)      (.52)     (.597)     (.647)      (.58)      (.54)
 Distributions from Realized Capital Gains                      --         --      (.025)     (.100)      (.14)      (.14)
--------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                        (.21)      (.52)     (.622)     (.747)      (.72)      (.68)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $16.89     $15.65     $17.86     $19.08     $20.22     $18.48
==========================================================================================================================

TOTAL RETURN*                                                 9.33%     -9.52%     -3.02%     -2.04%     13.61%     17.85%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                      $3,350     $2,990     $3,117     $3,586     $3,128     $2,004
  Ratio of Total Expenses to Average Net Assets             0.22%**      0.22%      0.22%      0.22%      0.20%      0.21%
  Ratio of Net Investment Income to Average Net Assets      2.84%**      3.14%      3.26%      3.30%      3.18%      3.29%
  Portfolio Turnover Rate                                     25%**        40%        33%        28%        29%        25%
==========================================================================================================================

 *Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.

BALANCED INDEX FUND ADMIRAL SHARES

======================================================================================================
                                                                            YEAR ENDED
                                                         SIX MONTHS         DECEMBER 31,   NOV. 13* TO
                                                              ENDED       ---------------     DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        JUNE 30, 2003       2002       2001         2000
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $15.65     $17.86     $19.08       $19.40
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                       .230       .529       .602         .088
  Net Realized and Unrealized Gain (Loss) on Investments     1.225     (2.206)    (1.189)       (.129)
------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         1.455     (1.677)     (.587)       (.041)
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                       (.215)     (.533)     (.608)       (.189)
  Distributions from Realized Capital Gains                     --         --      (.025)       (.090)
------------------------------------------------------------------------------------------------------
    Total Distributions                                      (.215)     (.533)     (.633)       (.279)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $16.89     $15.65     $17.86       $19.08
======================================================================================================

TOTAL RETURN                                                  9.36%     -9.45%     -2.96%       -0.20%
======================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                        $578       $481       $471         $316
  Ratio of Total Expenses to Average Net Assets             0.15%**      0.15%      0.15%      0.15%**
  Ratio of Net Investment Income to Average Net Assets      2.90%**      3.22%      3.32%      3.49%**
  Portfolio Turnover Rate                                     25%**        40%        33%          28%
======================================================================================================

 *Inception.
**Annualized.


BALANCED INDEX FUND INSTITUTIONAL SHARES

======================================================================================================
                                                                            YEAR ENDED
                                                         SIX MONTHS        DECEMBER 31,     DEC. 1* TO
                                                              ENDED     -----------------     DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        JUNE 30, 2003       2002       2001         2000
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $15.65     $17.86     $19.08       $19.05
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                       .234        .54       .612         .056
  Net Realized and Unrealized Gain (Loss) on Investments     1.225      (2.21)    (1.189)        .253
------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         1.459      (1.67)     (.577)        .309
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                       (.219)      (.54)     (.618)       (.189)
  Distributions from Realized Capital Gains                     --         --      (.025)       (.090)
------------------------------------------------------------------------------------------------------
    Total Distributions                                      (.219)      (.54)     (.643)       (.279)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $16.89     $15.65     $17.86       $19.08
======================================================================================================

TOTAL RETURN                                                  9.39%     -9.41%     -2.90%        1.63%
======================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                        $981       $807       $599         $148
  Ratio of Total Expenses to Average Net Assets             0.10%**      0.10%      0.10%      0.10%**
  Ratio of Net Investment Income to Average Net Assets      2.95%**      3.27%      3.37%      3.36%**
  Portfolio Turnover Rate                                     25%**        40%        33%          28%
======================================================================================================

 *Inception.
**Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million. Certain of the fund's investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

     1. SECURITY VALUATION: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

     2. FUTURES CONTRACTS: The fund uses S&P 500 Index futures contracts, S&P MidCap 400 Index futures contracts, and Russell 2000 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     3. SWAP CONTRACTS: The fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

     The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. The net interest to be received or paid by the fund under swap contracts is accrued daily and included in interest income. The primary risk associated with total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

     4. REPURCHASE AGREEMENTS: The fund, along with other members of The Vanguard Group, transfers uninvested cash balances into a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     5. FEDERAL INCOME TAXES: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     6. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

     7. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date the securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2003, the fund had contributed capital of $837,000 to Vanguard (included in Other Assets), representing 0.02% of the fund's net assets and 0.84% of Vanguard's capitalization. The fund's trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

     Realized and unrealized gains and losses on the fund's swap contracts are treated as income for tax purposes. Realized losses on swap contracts of $322,000 have been reclassified from accumulated net realized losses to undistributed net investment income.

     The fund's tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2002, the fund had available realized losses of $73,728,000 to offset future net capital gains of $5,846,000 through December 31, 2009, $59,891,000 through December 31, 2010, and
$7,991,000 through December 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2003; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

     At June 30, 2003, net unrealized appreciation of investment securities for tax purposes was $105,470,000, consisting of unrealized gains of $578,051,000 on securities that had risen in value since their purchase and $472,581,000 in unrealized losses on securities that had fallen in value since their purchase.

     At June 30, 2003, the aggregate settlement value of open futures contracts expiring in September 2003 and the related unrealized depreciation were:

================================================================================
                                                               (000)
                                                 -------------------------------
                                                  AGGREGATE           UNREALIZED
                            NUMBER OF            SETTLEMENT         APPRECIATION
FUTURES CONTRACTS      LONG CONTRACTS                 VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------
S&P 500 Index                      54               $13,140               $(526)
S&P MidCap 400 Index                5                 1,201                 (30)
Russell 2000 Index                  5                 1,121                 (25)
--------------------------------------------------------------------------------

Unrealized depreciation on open futures contracts is required to be treated as realized loss for tax purposes.

     At June 30, 2003, the fund had the following open swap contracts:

=========================================================================================
                                                               FLOATING        UNREALIZED
                                                   NOTIONAL    INTEREST      APPRECIATION
                                                     AMOUNT        RATE    (DEPRECIATION)
REFERENCE ENTITY/TERMINATION DATE       DEALER*       (000)      PAID**             (000)
-----------------------------------------------------------------------------------------
Federal National Mortgage Association
  7/14/2003                                 UBS     $10,000       0.82%             $132
Federal National Mortgage Association
  7/17/2003                                 UBS       6,000       0.19                25
Commercial Mortgage-Backed Securities Index
  7/31/2003                                  MS       7,000       0.87               191
Federal National Mortgage Association
  8/18/2003                                 UBS       8,000       0.64               (24)
Federal National Mortgage Association
  9/18/2003                                 UBS       2,000       0.79               (14)
Commercial Mortgage-Backed Securities Index
  9/30/2003                                 JPM       2,000       0.82                38
Commercial Mortgage-Backed Securities Index
  11/30/2003                                 BS       3,000       0.97               (11)
Commercial Mortgage-Backed Securities Index
  12/31/2003                                 ML      25,000       0.72                --
                                                                                ---------
                                                                                    $337
-----------------------------------------------------------------------------------------

 *UBS--UBS Warburg.
   MS--Morgan Stanley.
  JPM--J.P. Morgan.
   BS--Bear Stearns.
   ML--Merrill Lynch.
**Based on one-month London InterBank Offered Rate (LIBOR).

Unrealized appreciation (depreciation) on open swap contracts is required to be treated as ordinary income (loss) for tax purposes.

D. During the six months ended June 30, 2003, the fund purchased $344,048,000 of investment securities and sold $158,790,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $682,305,000 and $398,512,000, respectively.

E. The market value of securities on loan to broker/dealers at June 30, 2003, was $135,258,000, for which the fund held cash collateral of $68,345,000 and U.S. Government and Agency securities with a market value of $71,506,000. The fund invests cash collateral received in repurchase agreements, and records a liability for the return of the collateral, during the period the securities are on loan. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

F. Capital share transactions for each class of shares were:

                                                      SIX MONTHS ENDED                 YEAR ENDED
                                                         JUNE 30, 2003          DECEMBER 31, 2002
                                                    ------------------        -------------------
                                                    AMOUNT      SHARES        AMOUNT       SHARES
                                                     (000)       (000)         (000)        (000)
-------------------------------------------------------------------------------------------------
Investor Shares
  Issued                                        $ 422,292      26,400     $ 832,051       49,535
  Issued in Lieu of Cash Distributions             38,836       2,396        91,995        5,700
  Redeemed                                       (342,408)    (21,471)     (638,241)     (38,692)
                                                -------------------------------------------------
    Net Increase (Decrease)--Investor Shares      118,720       7,325       285,805       16,543
                                                -------------------------------------------------
Admiral Shares
  Issued                                          103,206       6,357       250,769       14,547
  Issued in Lieu of Cash Distributions              6,231         384        14,826          918
  Redeemed                                        (51,669)     (3,241)     (183,753)     (11,110)
                                                -------------------------------------------------
    Net Increase (Decrease)--Admiral Shares        57,768       3,500        81,842        4,355
                                                -------------------------------------------------
Institutional Shares
  Issued                                          171,532      10,823       414,913       24,969
  Issued in Lieu of Cash Distributions             11,999         739        23,356        1,458
  Redeemed                                        (79,866)     (5,066)     (136,301)      (8,389)
                                                -------------------------------------------------
    Net Increase (Decrease)--Institutional Shares 103,665       6,496       301,968       18,038
-------------------------------------------------------------------------------------------------

INVESTING IS FAST AND EASY ON VANGUARD.COM

If you're like many Vanguard investors, you believe in planning and taking control of your own investments. Vanguard.com(R) was built for you--and it's getting better all the time.

MANAGE YOUR INVESTMENTS WITH EASE
Log on to Vanguard.com and:

* See what you own (at Vanguard and elsewhere) and how you're doing by using our Consolidated View(TM) tool.

*    Check your overall asset allocation, no matter where your assets are held.

*    Compare your holdings with industry benchmarks.

*    Analyze your personal performance.

* Invest online and even manage the mail you get from us. (Prefer to get fund reports like this one online? Just let us know!)

* Set up a Watch List to make it easy to track funds and securities of interest.

Plan Your Investments With Confidence
Go to our PLANNING & ADVICE and RESEARCH FUNDS & STOCKS sections and:

* Take our Investor Questionnaire to find out what asset allocation might best suit your needs.

*    Find out how much you should save for retirement and for college costs.

* Discover how investment costs affect your bottom line by using our Compare Fund Costs tool.

* Find out how to maximize your after-tax returns in our PlainTalk(R) guide Be a Tax-Savvy Investor.

*    Attend our quarterly PlainTalk webcasts on investing.

Find out what Vanguard.com can do for you. Log on today!

================================================================================
THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.
     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.
     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers. The dates in parentheses below show when each trustee was initially elected.
--------------------------------------------------------------------------------
JOHN J. BRENNAN* (1987)
Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
CHARLES D. ELLIS (2001)
The Partners of '63 (pro bono ventures in education); Senior Adviser to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

RAJIV L. GUPTA (2001)
Chairman and Chief Executive Officer (since October 1999), Vice Chairman (January-September 1999), and Vice President (prior to September 1999) of Rohm and Haas Co. (chemicals); Director of Technitrol, Inc. (electronic components), and Agere Systems (communications components); Board Member of the American Chemistry Council; Trustee of Drexel University.

JOANN HEFFERNAN HEISEN (1998)
Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the Medical Center at Princeton and Women's Research and Education Institute.

BURTON G. MALKIEL (1977)
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (Irish investment fund) (since November 2001), Vanguard Group (Ireland) Limited (Irish investment management firm) (since November 2001), Prudential Insurance Co. of America, BKF Capital (investment management firm), The Jeffrey Co. (holding company), and NeuVis, Inc. (software company).

ALFRED M. RANKIN, JR. (1993)
Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director until 1998 of Standard Products Company (a supplier for the automotive industry).

J. LAWRENCE WILSON (1985)
Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.

--------------------------------------------------------------------------------
EXECUTIVE OFFICERS*
R.  GREGORY  BARTON
Secretary; Managing Director and General Counsel of The Vanguard Group, Inc. (since September 1997); Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Principal of The Vanguard Group (prior to September 1997).

THOMAS J. HIGGINS
Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.
--------------------------------------------------------------------------------
*Officers of the funds are "interested persons" as defined in the Investment Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

--------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM
MORTIMER J. BUCKLEY, Information Technology.
F. WILLIAM MCNABB, III, Client Relationship Group.
JAMES H. GATELY, Investment Programs and Services.
MICHAEL S. MILLER, Planning and Development.
KATHLEEN C. GUBANICH, Human Resources.
RALPH K. PACKARD, Finance.
IAN A. MACKINNON, Fixed Income Group.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.

                                                          THE VANGUARD GROUP (R)
                                                            Post Office Box 2600
                                                     Valley Forge, PA 19482-2600

Vanguard,  The  Vanguard  Group,  Vanguard.com,   Admiral,   Consolidated  View,
PlainTalk, Wellington, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

ABOUT OUR COVER
The photographs of the sails and ship that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION
This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through VANGUARD.COM(R). Prospectuses may also be viewed online.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

                                               (C) 2003 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                              Vanguard Marketing
                                                       Corporation, Distributor.

                                                                     Q022 082003

Item 2: Code(s) of Ethics for senior financial officers - Item not applicable to semi-annual report.

Item 3: Audit Committee Financial Expert - Item not applicable to semi-annual report.

Item 4: Principal Accountant Fees and Services - Item not applicable to semi-annual report.

Item 5: Not Applicable.

Item 6: Reserved.

Item 7: Not applicable.

Item 8: Reserved.

Item 9: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10: Exhibits attached hereto.  (Attach certifications as exhibits)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       VANGUARD BALANCED INDEX FUND

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date:  August 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

       VANGUARD BALANCED INDEX FUND

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date: :  August 18, 2003

       VANGUARD BALANCED INDEX FUND

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              THOMAS J. HIGGINS*
                TREASURER

Date: :  August 18, 2003

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.